                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
-------------------------------------------------------------------------------

                               MFS SERIES TRUST X
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: May 31
-------------------------------------------------------------------------------

                     Date of reporting period: May 31, 2007
-------------------------------------------------------------------------------

* This Form N-CSR pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund. The remaining series of the Registrant other than the MFS Floating Rate High Income Fund have a fiscal year end of July 31. The MFS Floating Rate High Income Fund has a fiscal year end of August 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 ANNUAL REPORT

                                            MFS(R) EMERGING MARKETS EQUITY FUND

LETTER FROM THE CEO                                         1
-------------------------------------------------------------
PORTFOLIO COMPOSITION                                       2
-------------------------------------------------------------
MANAGEMENT REVIEW                                           3
-------------------------------------------------------------
PERFORMANCE SUMMARY                                         5
-------------------------------------------------------------
EXPENSE TABLE                                               7
-------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                    9
-------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                        15
-------------------------------------------------------------
STATEMENT OF OPERATIONS                                    17
-------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                        18
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                       19
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                              23
-------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM    32
-------------------------------------------------------------
TRUSTEES AND OFFICERS                                      33
-------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT              39
-------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                      39
-------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                             39
-------------------------------------------------------------
FEDERAL TAX INFORMATION                                    39
-------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                      40
-------------------------------------------------------------
CONTACT INFORMATION                                BACK COVER
-------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
-------------------------------------------------------------------------------

                                                                        5/31/07
                                                                        FEM-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 16, 2007


The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              99.2%
              Cash & Other Net Assets                     0.8%

              TOP TEN HOLDINGS

              OAO Gazprom, ADR                            6.5%
              ------------------------------------------------
              Petroleo Brasileiro S.A., ADR               4.8%
              ------------------------------------------------
              Companhia Vale do Rio Doce, ADR             4.5%
              ------------------------------------------------
              Samsung Electronics Co. Ltd.                4.2%
              ------------------------------------------------
              China Mobile Ltd.                           2.3%
              ------------------------------------------------
              Kookmin Bank                                2.2%
              ------------------------------------------------
              Hon Hai Precision Industry Co. Ltd.         2.1%
              ------------------------------------------------
              HCL Technologies Ltd.                       2.0%
              ------------------------------------------------
              Teva Pharmaceutical Industries Ltd., ADR    2.0%
              ------------------------------------------------
              Banco Bradesco S.A., ADR                    1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Utilities & Communications                 19.4%
              ------------------------------------------------
              Financial Services                         19.1%
              ------------------------------------------------
              Energy                                     17.3%
              ------------------------------------------------
              Basic Materials                            14.4%
              ------------------------------------------------
              Technology                                 13.9%
              ------------------------------------------------
              Retailing                                   3.5%
              ------------------------------------------------
              Consumer Staples                            3.4%
              ------------------------------------------------
              Health Care                                 2.9%
              ------------------------------------------------
              Autos & Housing                             2.7%
              ------------------------------------------------
              Special Products & Services                 1.5%
              ------------------------------------------------
              Leisure                                     1.1%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Brazil                                     17.1%
              ------------------------------------------------
              South Africa                               11.0%
              ------------------------------------------------
              South Korea                                10.3%
              ------------------------------------------------
              Russia                                     10.1%
              ------------------------------------------------
              Taiwan                                      7.3%
              ------------------------------------------------
              Mexico                                      4.9%
              ------------------------------------------------
              Hong Kong                                   4.4%
              ------------------------------------------------
              China                                       3.7%
              ------------------------------------------------
              Israel                                      3.6%
              ------------------------------------------------
              Other Countries                            27.6%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/07.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended May 31, 2007, Class A shares of the MFS Emerging Markets Equity Fund provided a total return of 34.65%, at net asset value. This compares with a return of 38.59% for the fund's benchmark, the MSCI Emerging Markets Index.

DETRACTORS FROM PERFORMANCE

Security selection in the financial services and health care sectors hurt performance relative to the benchmark. In the financial services sector, not owning insurance provider China Life Insurance (China), a strong-performing benchmark constituent, hindered relative returns. Our holdings of banking firm Kookmin Bank (South Korea) also detracted from fund performance as this stock underperformed the benchmark over the reporting period. Within the health care sector, our holdings in generic drug manufacturer Teva Pharmaceutical Industries (Israel) held back investment results.

Our avoidance of the industrial goods and services sector, which included shipbuilder Hyundai Heavy (South Korea), a strong-performing benchmark constituent, was a negative factor in the fund's relative performance.

Our position in electronics manufacturer Samsung Electronics (South Korea) hurt results as shares suffered on lower demand and pricing pressure for LCD and memory components. Other stocks that detracted from relative performance included chemical products company Sasol (South Africa)(g), wireless services provider Mobile TeleSystems (Russia), and oil and natural gas provider Gazprom NEFT (Russia)(aa). Not owning wireless services provider America Movil (Mexico), a strong-performing benchmark constituent, also hindered performance.

The fund's cash position was a detractor from relative performance. The fund holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

The combination of stock selection and an overweighted position in the basic materials sector was the primary contributor to the fund's performance relative to its benchmark. Our shares of iron ore producer Companhia Vale do Rio Doce (Brazil) benefited from strong demand and increased prices for commodities particularly iron ore. Holdings of chemical products company Israel Chemicals (Israel) and mining company Grupo Mexico (Mexico) were also among the top contributors. Not owning benchmark constituent Gold Fields Ltd, a gold mining company, aided results as shares of this firm performed poorly relative to the benchmark.

Strong stock selection in the autos and housing and retailing sectors also bolstered the fund's return, although no holdings in either sector were among the top contributors for the reporting period.

Stocks in other sectors that benefited results included mobile phone service providers Vimpel-Communications (Russia) and China Mobile (Hong Kong). Underweighting natural gas producer OAO Gazprom (Russia) and not owning oil and natural gas provider Surgutneftegaz (Russia), both benchmark constituents, aided results as both stocks lagged the benchmark. The fund's holdings of strong-performing Manila Water Company (Philippines)(aa) also supported investment results.

During the reporting period, our currency exposure was a contributor to the fund's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our funds to have different currency exposure than the benchmark.

Respectfully,

Nicholas Smithie
Portfolio Manager

(aa) Security is not a benchmark constituent.
 (g) Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 5/31/07

The following chart illustrates a representative class of the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary).

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                      MFS Emerging Markets
                         Equity Fund --           MSCI Emerging
                             Class A              Markets Index
            5/97            $ 9,425                 $10,000
            5/98              8,097                   7,170
            5/99              6,999                   7,419
            5/00              7,802                   8,735
            5/01              7,156                   6,848
            5/02              7,700                   7,347
            5/03              6,943                   6,876
            5/04              9,813                   9,660
            5/05             12,886                  12,653
            5/06             17,884                  17,827
            5/07             24,081                  24,706

TOTAL RETURNS THROUGH 5/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date        1-yr         5-yr       10-yr
-----------------------------------------------------------------------------
        A                10/24/95              34.65%      25.61%       9.83%
-----------------------------------------------------------------------------
        B                10/24/95              33.77%      24.86%       9.23%
-----------------------------------------------------------------------------
        C                 6/27/96              33.78%      24.87%       9.25%
-----------------------------------------------------------------------------
        I                 1/02/97              35.14%      26.11%      10.33%

AVERAGE ANNUAL
Comparative benchmark
-----------------------------------------------------------------------------
                MSCI Emerging Markets Index (f)38.59%      27.45%       9.47%
-----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
-----------------------------------------------------------------------------
        A                                      26.91%      24.13%       9.19%
With Initial Sales Charge (5.75%)
-----------------------------------------------------------------------------
        B                                      29.77%      24.70%       9.23%
With CDSC (Declining over six years from 4% to 0%) (x)
-----------------------------------------------------------------------------
        C                                      32.78%      24.87%       9.25%
With CDSC (1% for 12 months) (x)
-----------------------------------------------------------------------------

Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Morgan Stanley Capital International (MSCI) Emerging Markets Index - a market capitalization index that is designed to measure equity market performance in the global emerging markets.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2006 through May 31, 2007.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2006 through May 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    12/01/06-
Class                       Ratio     12/01/06          5/31/07        5/31/07
--------------------------------------------------------------------------------
    A    Actual             1.86%     $1,000.00        $1,151.00        $9.97
         -----------------------------------------------------------------------
         Hypothetical (h)   1.86%     $1,000.00        $1,015.66        $9.35
--------------------------------------------------------------------------------
    B    Actual             2.51%     $1,000.00        $1,147.60       $13.44
         -----------------------------------------------------------------------
         Hypothetical (h)   2.51%     $1,000.00        $1,012.42       $12.59
--------------------------------------------------------------------------------
    C    Actual             2.51%     $1,000.00        $1,147.20       $13.44
         -----------------------------------------------------------------------
         Hypothetical (h)   2.51%     $1,000.00        $1,012.42       $12.59
--------------------------------------------------------------------------------
    I    Actual             1.50%     $1,000.00        $1,153.20        $8.05
         -----------------------------------------------------------------------
         Hypothetical (h)   1.50%     $1,000.00        $1,017.45        $7.54
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
5/31/07

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.


Common Stocks - 99.2%
----------------------------------------------------------------------------------------------------------------
ISSUER                                                                          SHARES/PAR             VALUE ($)
----------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.2%
----------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR                                              98,290          $  6,664,062
----------------------------------------------------------------------------------------------------------------
Automotive - 0.9%
----------------------------------------------------------------------------------------------------------------
Hyundai Mobis                                                                       25,672          $  2,329,793
PT Astra International Tbk.                                                      1,438,500             2,672,641
                                                                                                    ------------
                                                                                                    $  5,002,434
----------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%
----------------------------------------------------------------------------------------------------------------
Israel Chemicals Ltd.                                                              705,250          $  6,006,593
Makhteshim-Agan Industries Ltd.                                                    462,390             3,361,596
                                                                                                    ------------
                                                                                                    $  9,368,189
----------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.5%
----------------------------------------------------------------------------------------------------------------
HCL Technologies Ltd.                                                            1,391,970          $ 11,801,149
High Tech Computer Corp.                                                           137,800             2,569,269
                                                                                                    ------------
                                                                                                    $ 14,370,418
----------------------------------------------------------------------------------------------------------------
Conglomerates - 1.5%
----------------------------------------------------------------------------------------------------------------
Ayala Corp.                                                                        225,616          $  2,583,761
CITIC Pacific Ltd.                                                                 686,000             2,855,258
First Pacific Co. Ltd.                                                           4,290,000             3,076,687
                                                                                                    ------------
                                                                                                    $  8,515,706
----------------------------------------------------------------------------------------------------------------
Construction - 1.8%
----------------------------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C.V.                                                       1,058,960          $  1,700,717
Corporacion Moctezuma S.A. de C.V.                                                 954,400             2,843,438
SARE Holding S.A. de C.V., "B"                                                   1,525,400             2,698,365
Siam Cement Public Co. Ltd.                                                        420,800             3,037,390
                                                                                                    ------------
                                                                                                    $ 10,279,910
----------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.8%
----------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                                       1,122,860          $  4,755,596
----------------------------------------------------------------------------------------------------------------
Electronics - 8.6%
----------------------------------------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                                                        997,000          $  6,779,968
MediaTek, Inc.                                                                     212,631             3,365,952
Samsung Electronics Co. Ltd.                                                        42,307            24,395,608
Taiwan Semiconductor Manufacturing Co. Ltd.                                      2,696,331             5,565,924
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                   909,024             9,917,452
                                                                                                    ------------
                                                                                                    $ 50,024,904
----------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.9%
----------------------------------------------------------------------------------------------------------------
Addax Petroleum Corp.                                                               67,110          $  2,572,827
CNOOC Ltd.                                                                       4,975,000             4,708,423
First Uranium Corp.                                                                139,830             1,589,913
Oil & Natural Gas Corp. Ltd.                                                       102,711             2,332,973
                                                                                                    ------------
                                                                                                    $ 11,204,136
----------------------------------------------------------------------------------------------------------------
Energy - Integrated - 13.6%
----------------------------------------------------------------------------------------------------------------
Gazprom NEFT, ADR (l)                                                              132,940          $  2,505,919
OAO Gazprom, ADR (l)                                                             1,038,090            37,890,285
PetroChina Co. Ltd.                                                              7,900,000            10,339,890
Petroleo Brasileiro S.A., ADR                                                      257,610            27,863,098
                                                                                                    ------------
                                                                                                    $ 78,599,192
----------------------------------------------------------------------------------------------------------------
Food & Beverages - 1.0%
----------------------------------------------------------------------------------------------------------------
Grupo Continential S.A.                                                          1,191,140          $  2,662,676
Tiger Brands Ltd.                                                                  114,070             3,010,058
                                                                                                    ------------
                                                                                                    $  5,672,734
----------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.8%
----------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR (l)                                                      73,520          $  4,423,698
----------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.1%
----------------------------------------------------------------------------------------------------------------
Genting Berhad                                                                   1,324,400          $  3,078,640
Resorts World Berhad                                                             3,270,100             3,098,344
                                                                                                    ------------
                                                                                                    $  6,176,984
----------------------------------------------------------------------------------------------------------------
General Merchandise - 1.7%
----------------------------------------------------------------------------------------------------------------
Massmart Holdings Ltd.                                                             291,640          $  3,802,843
Wal-Mart de Mexico S.A. de C.V.                                                  1,547,100             5,833,602
                                                                                                    ------------
                                                                                                    $  9,636,445
----------------------------------------------------------------------------------------------------------------
Insurance - 1.1%
----------------------------------------------------------------------------------------------------------------
Sanlam Ltd.                                                                      2,003,650          $  6,468,377
----------------------------------------------------------------------------------------------------------------
Internet - 0.7%
----------------------------------------------------------------------------------------------------------------
NHN Corp. (a)                                                                       22,188          $  4,232,891
----------------------------------------------------------------------------------------------------------------
Major Banks - 6.4%
----------------------------------------------------------------------------------------------------------------
Banco Santander Chile, ADR                                                          50,330          $  2,471,203
Kookmin Bank                                                                       141,671            12,841,702
Korea Exchange Bank                                                                185,370             2,897,031
Malayan Banking Berhad                                                             917,000             3,264,882
Nedbank Group Ltd.                                                                 142,501             2,960,229
Standard Bank Group Ltd.                                                           509,890             7,532,588
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                    46,360             5,206,692
                                                                                                    ------------
                                                                                                    $ 37,174,327
----------------------------------------------------------------------------------------------------------------
Metals & Mining - 9.7%
----------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                    572,080          $ 26,001,036
First Uranium Corp.                                                                182,300             2,072,811
Grupo Mexico SAB de C.V.                                                         1,328,600             7,916,580
KGHM Polska Miedz S.A.                                                              62,920             2,574,550
Mining & Metallurgical Co. Norilsk Nickel, ADR                                      27,750             5,300,250
Southern Copper Corp.                                                               43,120             3,823,882
Steel Authority of India Ltd.                                                      979,964             3,386,010
Ternium S.A., ADR (a)(l)                                                            81,890             2,196,290
Usinas Siderurgicas de Minas Gerais S.A., IPS                                       51,100             2,839,921
                                                                                                    ------------
                                                                                                    $ 56,111,330
----------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.2%
----------------------------------------------------------------------------------------------------------------
Transneft OAO, IPS                                                                     910          $  1,419,600
----------------------------------------------------------------------------------------------------------------
Oil Services - 1.8%
----------------------------------------------------------------------------------------------------------------
Addax Petroleum Corp. (n)                                                          128,710          $  4,934,415
Tenaris S.A., ADR                                                                  116,180             5,768,337
                                                                                                    ------------
                                                                                                    $ 10,702,752
----------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 11.2%
----------------------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                                    301,662          $  5,720,336
African Bank Investments Ltd.                                                    1,258,720             5,565,258
Asya Katilim Bankasi A.S. (a)                                                      326,501             1,883,421
Banco Bradesco S.A., ADR                                                           424,330            10,773,739
Banco Macro S.A., ADR                                                               78,000             2,786,160
Bidvest Group Ltd.                                                                 136,049             2,740,458
Cathay Financial Holding Co. Ltd.                                                2,060,708             4,347,393
Credicorp Ltd.                                                                      76,090             4,434,525
FirstRand Ltd.                                                                   1,883,650             6,051,898
Hana Financial Group, Inc.                                                          49,460             2,505,518
Komercni Banka A.S.                                                                 16,539             3,027,835
OTP Bank Ltd., GDR                                                                  45,880             4,821,988
PT Bank Central Asia Tbk.                                                        3,921,500             2,332,375
Shinhan Financial Group Co. Ltd.                                                    62,880             3,883,406
Turkiye Garanti Bankasi A.S.                                                       755,120             4,155,309
                                                                                                    ------------
                                                                                                    $ 65,029,619
----------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.1%
----------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                              1,714,546          $ 12,117,575
----------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.9%
----------------------------------------------------------------------------------------------------------------
Richter Gedeon Nyrt.                                                                25,120          $  5,124,342
Teva Pharmaceutical Industries Ltd., ADR                                           298,970            11,719,624
                                                                                                    ------------
                                                                                                    $ 16,843,966
----------------------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 1.6%
----------------------------------------------------------------------------------------------------------------
Compania de Minas Buenaventura S.A.A., ADR (l)                                      89,910          $  3,014,682
Impala Platinum Holdings Ltd.                                                      195,390             5,978,942
                                                                                                    ------------
                                                                                                    $  8,993,624
----------------------------------------------------------------------------------------------------------------
Real Estate - 0.4%
----------------------------------------------------------------------------------------------------------------
Regal REIT (a)                                                                   6,138,000          $  2,114,546
----------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.7%
----------------------------------------------------------------------------------------------------------------
LG Chemical Ltd.                                                                    53,000          $  3,913,020
----------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.8%
----------------------------------------------------------------------------------------------------------------
Ellerine Holdings Ltd.                                                             246,965          $  2,712,473
Foschini Ltd.                                                                      353,440             3,503,890
Truworths International Ltd.                                                       713,790             4,157,805
                                                                                                    ------------
                                                                                                    $ 10,374,168
----------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 6.7%
----------------------------------------------------------------------------------------------------------------
China Mobile Ltd.                                                                1,448,500          $ 13,541,891
Egyptian Co. for Mobil Services (MobiNil)                                          101,710             3,002,113
Mobile TeleSystems OJSC, ADR (a)                                                    95,770             5,188,819
Orascom Telecom Holding (S.A.E.)                                                   426,151             5,638,588
Philippine Long Distance Telephone Co.                                             100,940             5,572,638
Vimpel-Communications, ADR                                                          59,380             6,104,858
                                                                                                    ------------
                                                                                                    $ 39,048,907
----------------------------------------------------------------------------------------------------------------
Telephone Services - 4.9%
----------------------------------------------------------------------------------------------------------------
Chungwha Telecom Co. Ltd.                                                        2,213,000          $  4,152,913
Empresa Nacional de Telecomunicaciones S.A.                                        171,399             2,897,413
KT Corp., ADR                                                                      100,070             2,406,683
PT Telekomunikasi Indonesia Tbk.                                                 5,389,000             5,830,401
Tele Norte Leste Participacoes S.A.                                                 90,000             3,384,408
Telecom Argentina S.A., ADR (a)                                                    110,900             3,145,124
Telecom Egypt                                                                    1,024,290             3,388,656
Telekom Malaysia Berhad                                                            946,000             2,894,924
                                                                                                    ------------
                                                                                                    $ 28,100,522
----------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%
----------------------------------------------------------------------------------------------------------------
PT Hanjaya Mandala Sampoerna Tbk.                                                1,638,500          $  2,366,702
----------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 7.6%
----------------------------------------------------------------------------------------------------------------
AES Tiete S.A., IPS                                                             51,193,000          $  1,834,684
CEZ AS                                                                             126,360             6,456,570
Eletropaulo Metropolitana S.A., IPS                                             55,880,000             3,743,812
Energias do Brasil S.A.                                                            163,790             2,909,478
Enersis S.A., ADR                                                                  331,120             6,085,986
Equatorial Energia S.A., IEU                                                       301,310             3,020,455
First Philippine Holdings Corp.                                                  2,377,190             4,032,183
Huaneng Power International, Inc.                                                3,128,000             3,220,778
Inversiones Aguas Metropolitanas S.A., ADR (n)                                      63,280             1,613,327
Manila Water Co., Inc.                                                          20,954,000             5,659,572
Tenaga Nasional Berhad                                                           1,653,000             5,690,775
                                                                                                    ------------
                                                                                                    $ 44,267,620
----------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $430,069,146)                                                 $573,973,954
----------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 4.0%
----------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                                     22,840,310          $ 22,840,310
----------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.6%
----------------------------------------------------------------------------------------------------------------
General Electric Co., 5.3%, due 6/01/07,
at Amortized Cost and Value (y)                                                 $3,527,000          $  3,527,000
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $456,436,456) (k)                                               $600,341,264
----------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (3.8)%                                                              (21,700,600)
----------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                 $578,640,664
----------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of May 31, 2007, the fund had four securities that were fair valued, aggregating $10,643,574 and 1.77%
    of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,547,742, representing
    1.1% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR           American Depository Receipt
GDR           Global Depository Receipt
IEU           International Equity Unit
IPS           International Preference Stock
REIT          Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 5/31/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.


ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $22,336,925 of securities on
loan (identified cost, $456,436,456)                                $600,341,264
Cash                                                                   1,303,821
Foreign currency, at value (identified cost, $82,248)                     82,664
Receivable for investments sold                                        1,994,342
Receivable for fund shares sold                                        2,739,733
Interest and dividends receivable                                      1,431,765
Other assets                                                               5,948
------------------------------------------------------------------------------------------------------
Total assets                                                                              $607,899,537
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                     $4,441,683
Payable for fund shares reacquired                                     1,056,236
Collateral for securities loaned, at value                            22,840,310
Payable to affiliates
  Management fee                                                          32,773
  Shareholder servicing costs                                            157,527
  Distribution and service fees                                           12,791
  Administrative services fee                                                598
Payable for independent trustees' compensation                             4,842
Accrued expenses and other liabilities                                   712,113
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $29,258,873
------------------------------------------------------------------------------------------------------
Net assets                                                                                $578,640,664
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $384,911,421
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $314,154 deferred country tax)                               143,582,564
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                         47,320,083
Undistributed net investment income                                    2,826,596
------------------------------------------------------------------------------------------------------
Net assets                                                                                $578,640,664
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   14,356,106
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued


Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $285,923,855
  Shares outstanding                                                   7,077,007
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $40.40
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                $42.86
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $63,449,678
  Shares outstanding                                                   1,639,604
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $38.70
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $71,894,670
  Shares outstanding                                                   1,882,832
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $38.18
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $157,372,461
  Shares outstanding                                                   3,756,663
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $41.89
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 5/31/07


This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $16,456,865
  Interest                                                               214,691
  Foreign taxes withheld                                              (1,485,028)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $15,186,528
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $5,038,896
  Distribution and service fees                                        2,065,211
  Shareholder servicing costs                                            805,177
  Administrative services fee                                             93,554
  Independent trustees' compensation                                      15,188
  Custodian fee                                                          756,575
  Shareholder communications                                              61,425
  Auditing fees                                                           59,429
  Legal fees                                                               9,956
  Miscellaneous                                                          149,201
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $9,054,612
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (91,513)
  Reduction of expenses by investment adviser                             (2,396)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $8,960,703
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $6,225,825
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $108,913 country tax)              $68,417,588
  Foreign currency transactions                                       (1,147,254)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                              $67,270,334
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $159,949 increase in deferred country tax)     $70,951,769
  Translation of assets and liabilities in foreign currencies              5,099
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and
foreign currency translation                                                               $70,956,868
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $138,227,202
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $144,453,027
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                            YEARS ENDED 5/31
                                                                  ------------------------------------
                                                                         2007                     2006
CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $6,225,825               $3,728,704
Net realized gain (loss) on investments and
foreign currency transactions                                      67,270,334               25,945,348
Net unrealized gain (loss) on investments and
foreign currency translation                                       70,956,868               40,095,960
------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $144,453,027              $69,770,012
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(3,964,072)               $(690,855)
  Class B                                                            (650,298)                 (25,922)
  Class C                                                            (762,587)                 (78,017)
  Class I                                                          (2,257,862)                (427,330)

From net realized gain on investments and foreign
currency transactions
  Class A                                                         (14,267,804)              (8,923,686)
  Class B                                                          (3,996,232)              (3,761,726)
  Class C                                                          (3,902,289)              (1,891,480)
  Class I                                                          (6,899,757)              (3,870,916)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(36,700,901)            $(19,669,932)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $63,208,069             $191,366,119
------------------------------------------------------------------------------------------------------
Redemption fees                                                       $15,470                  $12,763
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $170,975,665             $241,478,962
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            407,664,999              166,186,037
At end of period (including undistributed net investment
income of $2,826,596 and $3,861,131, respectively)               $578,640,664             $407,664,999
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                         YEARS ENDED 5/31
                                                  ----------------------------------------------------------------------------
                                                     2007             2006              2005             2004             2003
Net asset value, beginning of period               $32.38           $25.12            $19.15           $13.67           $15.16
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.49            $0.44             $0.28            $0.11            $0.09
  Net realized and unrealized gain (loss)
  on investments and foreign currency               10.36             9.12              5.72             5.52            (1.58)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $10.85            $9.56             $6.00            $5.63           $(1.49)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.61)          $(0.17)           $(0.03)          $(0.15)             $--
  From net realized gain on investments and
  foreign currency transactions                     (2.22)           (2.13)               --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(2.83)          $(2.30)           $(0.03)          $(0.15)             $--
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)        $0.00(w)         $0.00(w)          $0.00(w)         $0.00(w)           $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $40.40           $32.38            $25.12           $19.15           $13.67
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          34.65            38.79             31.32            41.34            (9.83)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.81             1.78              1.88             2.20             2.49
Expenses after expense reductions (f)                1.80             1.78              1.88             2.10             2.29
Net investment income                                1.37             1.41              1.25             0.62             0.68
Portfolio turnover                                     91               58                73              116              214
Net assets at end of period (000 Omitted)        $285,924         $192,718           $77,352          $48,806          $27,180
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                         YEARS ENDED 5/31
                                                  ----------------------------------------------------------------------------
                                                     2007             2006              2005             2004             2003
Net asset value, beginning of period               $31.10           $24.22            $18.57           $13.28           $14.79
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.27            $0.22             $0.12            $0.01            $0.01
  Net realized and unrealized gain (loss)
  on investments and foreign currency                9.91             8.81              5.53             5.36            (1.52)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $10.18            $9.03             $5.65            $5.37           $(1.51)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.36)          $(0.02)              $--           $(0.08)             $--
  From net realized gain on investments and
  foreign currency transactions                     (2.22)           (2.13)               --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(2.58)          $(2.15)              $--           $(0.08)             $--
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)        $0.00(w)         $0.00(w)          $0.00(w)         $0.00(w)           $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $38.70           $31.10            $24.22           $18.57           $13.28
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          33.77            37.96             30.43            40.64           (10.34)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               2.45             2.43              2.53             2.73             2.99
Expenses after expense reductions (f)                2.45             2.43              2.53             2.63             2.79
Net investment income                                0.78             0.74              0.56             0.08             0.10
Portfolio turnover                                     91               58                73              116              214
Net assets at end of period (000 Omitted)         $63,450          $65,700           $36,289          $31,053          $21,568
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                         YEARS ENDED 5/31
                                                  ----------------------------------------------------------------------------
                                                     2007             2006              2005             2004             2003
Net asset value, beginning of period               $30.77           $24.05            $18.44           $13.19           $14.69
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.25            $0.25             $0.13            $0.01            $0.01
  Net realized and unrealized gain (loss)
  on investments and foreign currency                9.81             8.69              5.48             5.33            (1.51)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $10.06            $8.94             $5.61            $5.34           $(1.50)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.43)          $(0.09)              $--           $(0.09)             $--
  From net realized gain on investments and
  foreign currency transactions                     (2.22)           (2.13)               --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(2.65)          $(2.22)              $--           $(0.09)             $--
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)        $0.00(w)         $0.00(w)          $0.00(w)         $0.00(w)           $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $38.18           $30.77            $24.05           $18.44           $13.19
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          33.78            37.89             30.42            40.73           (10.35)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               2.45             2.44              2.53             2.73             2.99
Expenses after expense reductions (f)                2.45             2.44              2.53             2.63             2.79
Net investment income                                0.73             0.82              0.59             0.08             0.08
Portfolio turnover                                     91               58                73              116              214
Net assets at end of period (000 Omitted)         $71,895          $52,604           $11,022           $7,013           $3,063
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                         YEARS ENDED 5/31
                                                  ----------------------------------------------------------------------------
                                                     2007             2006              2005             2004             2003
Net asset value, beginning of period               $33.46           $25.87            $19.72           $14.05           $15.50
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.64            $0.56             $0.37            $0.20            $0.25
  Net realized and unrealized gain (loss)
  on investments and foreign currency               10.73             9.40              5.88             5.68            (1.70)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $11.37            $9.96             $6.25            $5.88           $(1.45)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.72)          $(0.24)           $(0.10)          $(0.21)             $--
  From net realized gain on investments and
  foreign currency transactions                     (2.22)           (2.13)               --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(2.94)          $(2.37)           $(0.10)          $(0.21)             $--
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)        $0.00(w)         $0.00(w)          $0.00(w)         $0.00(w)           $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $41.89           $33.46            $25.87           $19.72           $14.05
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                             35.14            39.25             31.74            42.04            (9.42)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.46             1.43              1.53             1.73             1.99
Expenses after expense reductions (f)                1.45             1.43              1.53             1.63             1.79
Net investment income                                1.72             1.76              1.60             1.08             1.93
Portfolio turnover                                     91               58                73              116              214
Net assets at end of period (000 Omitted)        $157,372          $96,643           $41,523          $18,821          $12,317
------------------------------------------------------------------------------------------------------------------------------

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Emerging Markets Equity Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - The fund charged a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Effective December 1, 2006, the fund no longer charges a redemption fee. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions declared to shareholders is as follows:

                                               5/31/07             5/31/06

Ordinary income (including any short-
term capital gains)                        $17,449,277          $6,747,638
Long-term capital gain                      19,251,624          12,922,294
--------------------------------------------------------------------------
                                           $36,700,901         $19,669,932

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 5/31/07

          Cost of investments                           $458,074,597
          ----------------------------------------------------------
          Gross appreciation                             150,351,366
          Gross depreciation                              (8,084,699)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $142,266,667

          Undistributed ordinary income                  $16,291,429
          Undistributed long-term capital gain            35,677,496
          Other temporary differences                       (506,349)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

      First $500 million of average daily net assets           1.05%
      Average daily net assets in excess of $500 million       1.00%

The management fee incurred for the year ended May 31, 2007 was equivalent to an annual effective rate of 1.05% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $67,652 for the year ended May 31, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.35%            $822,670
Class B                             0.75%              0.25%              1.00%             1.00%             635,084
Class C                             0.75%              0.25%              1.00%             1.00%             607,457
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $2,065,211

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31,
    2007 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2007, were as follows:

                                                        AMOUNT

            Class A                                    $17,552
            Class B                                    $78,990
            Class C                                    $33,277

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2007, the fee was $350,883, which equated to 0.0731% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended May 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $368,704. The fund may also pay shareholder servicing related costs directly to non-related parties.

The fund is one of several mutual funds in which the MFS fund-of-funds may invest. Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds ("MFS fund-of-funds") and each underlying fund in which a MFS fund-of-funds invests ("underlying funds"), each underlying fund may pay a portion of each MFS fund-of-fund's transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended May 31, 2007, these costs for the fund amounted to $17,457 and are reflected in the shareholder servicing costs on the Statement of Operations.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended May 31, 2007 was equivalent to an annual effective rate of 0.0195% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $246. This amount is included in independent trustees' compensation for the year ended May 31, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $4,351 at May 31, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended May 31, 2007, the fee paid to Tarantino LLC was $3,092. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,396, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $465,667,708 and $433,759,323, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                    YEAR ENDED                        YEAR ENDED
                                                     5/31/07                           5/31/06
                                              SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                    3,482,504      $123,277,304       4,308,913      $137,635,130
  Class B                                      386,647        13,193,073       1,312,258        39,903,454
  Class C                                      666,319        22,383,855       1,449,888        44,778,689
  Class I                                    1,295,086        47,127,634       1,637,468        54,666,622
----------------------------------------------------------------------------------------------------------
                                             5,830,556      $205,981,866       8,708,527      $276,983,895

Shares issued to shareholders in
reinvestment of distributions
  Class A                                      423,872       $15,161,886         295,253        $8,842,844
  Class B                                      122,776         4,219,821         121,022         3,490,265
  Class C                                       91,956         3,118,230          50,951         1,454,149
  Class I                                      216,965         8,036,372         104,755         3,236,928
----------------------------------------------------------------------------------------------------------
                                               855,569       $30,536,309         571,981       $17,024,186

Shares reacquired
  Class A                                   (2,780,876)     $(98,206,430)     (1,732,010)     $(54,895,993)
  Class B                                     (982,685)      (33,174,643)       (818,420)      (24,941,611)
  Class C                                     (584,998)      (19,273,163)       (249,585)       (7,701,997)
  Class I                                     (643,292)      (22,655,870)       (459,502)      (15,102,361)
----------------------------------------------------------------------------------------------------------
                                            (4,991,851)    $(173,310,106)     (3,259,517)    $(102,641,962)

Net change
  Class A                                    1,125,500       $40,232,760       2,872,156       $91,581,981
  Class B                                     (473,262)      (15,761,749)        614,860        18,452,108
  Class C                                      173,277         6,228,922       1,251,254        38,530,841
  Class I                                      868,759        32,508,136       1,282,721        42,801,189
----------------------------------------------------------------------------------------------------------
                                             1,694,274       $63,208,069       6,020,991      $191,366,119

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 21%, of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended May 31, 2007, the fund's commitment fee and interest expense were $2,684 and $44,349, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust X and Shareholders of
MFS Emerging Markets Equity Fund:

We have audited the accompanying statement of assets and liabilities of MFS Emerging Markets Equity Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of May 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Emerging Markets Equity Fund at May 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                               /s/ ERNST & YOUNG LLP

Boston, Massachusetts
July 10, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of July 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                             PRINCIPAL OCCUPATIONS DURING
                                  POSITION(S) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------               ----------------     ---------------    ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee              February 2004       Massachusetts Financial Services
(born 10/20/63)                                                           Company, Chief Executive Officer,
                                                                          President, Chief Investment
                                                                          Officer and Director

Robert C. Pozen(k)               Trustee              February 2004       Massachusetts Financial Services
(born 8/08/46)                                                            Company, Chairman (since February
                                                                          2004); MIT Sloan School
                                                                          (education), Senior Lecturer
                                                                          (since 2006); Secretary of
                                                                          Economic Affairs, The Commonwealth
                                                                          of Massachusetts (January 2002 to
                                                                          December 2002); Fidelity
                                                                          Investments, Vice Chairman (June
                                                                          2000 to December 2001); Fidelity
                                                                          Management & Research Company
                                                                          (investment adviser), President
                                                                          (March 1997 to July 2001); Bell
                                                                          Canada Enterprises
                                                                          (telecommunications), Director;
                                                                          Medtronic, Inc. (medical
                                                                          technology), Director; Telesat
                                                                          (satellite communications),
                                                                          Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair    February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                              Enterprises (diversified services
                                                                          company), Chairman, Trustee and
                                                                          Chief Executive Officer (until
                                                                          November 2000)

Robert E. Butler(n)              Trustee              January 2006        Consultant - regulatory and
(born 11/29/41)                                                           compliance matters (since July
                                                                          2002); PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 2002)

Lawrence H. Cohn, M.D.           Trustee              August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                            Chief of Cardiac Surgery (2005);
                                                                          Harvard Medical School, Professor
                                                                          of Cardiac Surgery; Physician
                                                                          Director of Medical Device
                                                                          Technology for Partners HealthCare

David H. Gunning                 Trustee              January 2004        Retired; Cleveland-Cliffs Inc.
(born 5/30/42)                                                            (mining products and service
                                                                          provider), Vice Chairman/Director
                                                                          (until May 2007); Portman Limited
                                                                          (mining), Director (since 2005);
                                                                          Encinitos Ventures (private
                                                                          investment company), Principal
                                                                          (1997 to April 2001); Lincoln
                                                                          Electric Holdings, Inc. (welding
                                                                          equipment manufacturer), Director

William R. Gutow                 Trustee              December 1993       Private investor and real estate
(born 9/27/41)                                                            consultant; Capitol Entertainment
                                                                          Management Company (video
                                                                          franchise), Vice Chairman;
                                                                          Atlantic Coast Tan (tanning
                                                                          salons), Vice Chairman (since
                                                                          2002)

Michael Hegarty                  Trustee              December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                           services and insurance), Vice
                                                                          Chairman and Chief Operating
                                                                          Officer (until May 2001); The
                                                                          Equitable Life Assurance Society
                                                                          (insurance), President and Chief
                                                                          Operating Officer (until May 2001)

Lawrence T. Perera               Trustee              July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                            Partner

J. Dale Sherratt                 Trustee              August 1993         Insight Resources, Inc.
(born 9/23/38)                                                            (acquisition planning
                                                                          specialists), President; Wellfleet
                                                                          Investments (investor in health
                                                                          care companies), Managing General
                                                                          Partner (since 1993); Cambridge
                                                                          Nutraceuticals (professional
                                                                          nutritional products), Chief
                                                                          Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee              March 2005          New Profit, Inc. (venture
(born 8/05/57)                                                            philanthropy), Partner (since
                                                                          2006); Private investor; Prism
                                                                          Venture Partners (venture
                                                                          capital), Co-founder and General
                                                                          Partner (until June 2004); The
                                                                          Travelers Companies (commercial
                                                                          property liability insurance),
                                                                          Director

Robert W. Uek                    Trustee              January 2006        Retired (since 1999);
(born 5/18/41)                                                            PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 1999); Consultant
                                                                          to investment company industry
                                                                          (since 2000); TT International
                                                                          Funds (mutual fund complex),
                                                                          Trustee (2000 until 2005);
                                                                          Hillview Investment Trust II Funds
                                                                          (mutual fund complex), Trustee
                                                                          (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President            November 2005       Massachusetts Financial Services
(born 12/01/58)                                                           Company, Executive Vice President
                                                                          and Chief Regulatory Officer
                                                                          (since March 2004); Fidelity
                                                                          Management & Research Company,
                                                                          Vice President (prior to March
                                                                          2004); Fidelity Group of Funds,
                                                                          President and Treasurer (prior to
                                                                          March 2004)

Tracy Atkinson(k)                Treasurer            September 2005      Massachusetts Financial Services
(born 12/30/64)                                                           Company, Senior Vice President
                                                                          (since September 2004);
                                                                          PricewaterhouseCoopers LLP,
                                                                          Partner (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary  July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since April 2003);
                                                                          Kirkpatrick & Lockhart LLP (law
                                                                          firm), Associate (prior to April
                                                                          2003)

Ethan D. Corey(k)                Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                      Company, Special Counsel (since
                                                                          December 2004); Dechert LLP (law
                                                                          firm), Counsel (prior to December
                                                                          2004)

David L. DiLorenzo(k)            Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 8/10/68)                                                            Company, Vice President (since
                                                                          June 2005); JP Morgan Investor
                                                                          Services, Vice President (prior to
                                                                          June 2005)

Mark D. Fischer(k)               Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 10/27/70)                                                           Company, Vice President (since May
                                                                          2005); JP Morgan Investment
                                                                          Management Company, Vice President
                                                                          (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary  June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                      Company, Assistant Vice President
                                                                          and Counsel (since May 2006); John
                                                                          Hancock Advisers, LLC, Assistant
                                                                          Vice President and Counsel (May
                                                                          2005 to April 2006); John Hancock
                                                                          Advisers, LLC, Attorney and
                                                                          Assistant Secretary (prior to May
                                                                          2005)

Ellen Moynihan(k)                Assistant Treasurer  April 1997          Massachusetts Financial Services
(born 11/13/57)                                                           Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary  May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                      Company, Senior Vice President and
                                                                          Associate General Counsel (since
                                                                          April 2005); John Hancock
                                                                          Advisers, LLC, Senior Vice
                                                                          President, Secretary and Chief
                                                                          Legal Officer (prior to April
                                                                          2005); John Hancock Group of
                                                                          Funds, Senior Vice President,
                                                                          Secretary and Chief Legal Officer
                                                                          (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since June 2004); Bingham
                                                                          McCutchen LLP (law firm),
                                                                          Associate (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk  January 2006        Massachusetts Financial Services
(born 5/01/52)                                                            Company, Executive Vice President,
                                                                          General Counsel and Secretary
                                                                          (since January 2006); Wilmer
                                                                          Cutler Pickering Hale and Dorr LLP
                                                                          (law firm), Partner (prior to
                                                                          January 2006)

Frank L. Tarantino               Independent Chief    June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                       compliance services), Principal
                                                                          (since June 2004); CRA Business
                                                                          Strategies Group (consulting
                                                                          services), Executive Vice
                                                                          President (April 2003 to June
                                                                          2004); David L. Babson & Co.
                                                                          (investment adviser), Managing
                                                                          Director, Chief Administrative
                                                                          Officer and Director (prior to
                                                                          March 2003)

James O. Yost(k)                 Assistant Treasurer  September 1990      Massachusetts Financial Services
(born 6/12/60)                                                            Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of
    $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by share- holders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are
members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA                        225 Franklin Street, Boston, MA 02110
02116-3741
                                                       INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                            ACCOUNTING FIRM
MFS Fund Distributors, Inc.                            Ernst & Young LLP
500 Boylston Street, Boston, MA                        200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Nicholas Smithie

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $22,565,092 as capital gain dividends paid during the fiscal year.

Income derived from foreign sources was $16,125,624. The fund intends to pass through foreign tax credits of $1,419,382 for the fiscal year.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 ANNUAL REPORT

                                               MFS(R) INTERNATIONAL GROWTH FUND

LETTER FROM THE CEO                                            1
----------------------------------------------------------------
PORTFOLIO COMPOSITION                                          2
----------------------------------------------------------------
MANAGEMENT REVIEW                                              3
----------------------------------------------------------------
PERFORMANCE SUMMARY                                            5
----------------------------------------------------------------
EXPENSE TABLE                                                  8
----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                      10
----------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                           16
----------------------------------------------------------------
STATEMENT OF OPERATIONS                                       18
----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                           19
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                          20
----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                 25
----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM       35
----------------------------------------------------------------
TRUSTEES AND OFFICERS                                         36
----------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                 42
----------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                         42
----------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                42
----------------------------------------------------------------
FEDERAL TAX INFORMATION                                       42
----------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                         43
----------------------------------------------------------------
CONTACT INFORMATION                                   BACK COVER
----------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
-------------------------------------------------------------------------------

                                                                        5/31/07
                                                                        FGF-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 16, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              98.2%
              Cash & Other Net Assets                     1.8%

              TOP TEN HOLDINGS

              HSBC Holdings PLC                           3.4%
              ------------------------------------------------
              Roche Holding AG                            2.9%
              ------------------------------------------------
              BHP Billiton Ltd.                           2.8%
              ------------------------------------------------
              LVMH Moet Hennessy Louis Vuitton S.A.       2.8%
              ------------------------------------------------
              TOTAL S.A.                                  2.5%
              ------------------------------------------------
              Nestle S.A.                                 2.2%
              ------------------------------------------------
              WPP Group PLC                               2.0%
              ------------------------------------------------
              UBS AG                                      2.0%
              ------------------------------------------------
              Reckitt Benckiser PLC                       2.0%
              ------------------------------------------------
              GlaxoSmithKline PLC                         1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         22.0%
              ------------------------------------------------
              Technology                                 13.1%
              ------------------------------------------------
              Consumer Staples                           10.1%
              ------------------------------------------------
              Health Care                                 9.5%
              ------------------------------------------------
              Basic Materials                             8.6%
              ------------------------------------------------
              Retailing                                   7.4%
              ------------------------------------------------
              Utilities & Communications                  6.3%
              ------------------------------------------------
              Energy                                      6.1%
              ------------------------------------------------
              Leisure                                     4.6%
              ------------------------------------------------
              Industrial Goods & Services                 4.2%
              ------------------------------------------------
              Autos & Housing                             3.5%
              ------------------------------------------------
              Special Products & Services                 2.8%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United Kingdom                             16.6%
              ------------------------------------------------
              Japan                                      14.7%
              ------------------------------------------------
              France                                     11.6%
              ------------------------------------------------
              Switzerland                                10.7%
              ------------------------------------------------
              Germany                                     7.4%
              ------------------------------------------------
              Australia                                   3.6%
              ------------------------------------------------
              Brazil                                      3.0%
              ------------------------------------------------
              Austria                                     2.7%
              ------------------------------------------------
              India                                       2.7%
              ------------------------------------------------
              Other Countries                            27.0%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/07.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended May 31, 2007, Class A shares of the MFS International Growth Fund provided a total return of 27.35%, at net asset value. The MSCI All Country World (ex-US) Growth Index became the fund's benchmark effective March 30, 2007. This benchmark had a return of 27.50% for the reporting period. The fund's former benchmark, the MSCI EAFE Growth Index, had a return of 25.55% for the same period.

DETRACTORS FROM PERFORMANCE

Stock selection in the technology sector detracted from relative results. The fund's holdings of Bluetooth chip designer CSR (U.K.)(g) detracted from relative returns as the stock performed weakly over the reporting period. The stock's decrease in value was due, in part, to a slowing mid- and high-end mobile handset market as well as decelerating Bluetooth penetration rates. Elsewhere in the sector, our overweighted positions in microchip and electronics manufacturer Samsung Electronics (South Korea) and electronic products manufacturer Hirose Electric (U.S.) dampened results. Not participating in the appreciation of wireless solutions provider Research In Motion (U.S.) also hurt.

Stock selection in the industrial goods and services sector hampered results for the reporting period. Holdings of industrial adhesive tapes maker Nitto Denko (Japan)(g) held back relative returns as the stock lagged the index, due primarily to lower demand and pricing pressure on LCD components.

The combination of an underweighted position and stock selection in the autos and housing sector detracted from relative performance. No individual securities within this sector were among the fund's top detractors.

Stocks in other sectors that detracted from performance included consumer credit firm Aeon Credit Services (Japan). Aeon Credit was negatively affected by regulatory changes that limit the interest rate credit card companies can charge customers and by changes to reserve requirements. We continue to hold the position given its attractive valuation, strong position in the Japanese market, and its exposure to faster emerging economies through its subsidiaries in Hong Kong, Thailand, Taiwan, and Malyasia. Our holdings of global financial services company HSBC (U.K.), which is not a benchmark constituent, held back relative returns. We believe that concerns surrounding sub-prime mortgage exposure in its U.S. operations were the primary reason for the underperformance. We are comfortable that HSBC has provisioned appropriately for the exposure and continue to view the firm as a premier growth company with a superior global franchise. Not participating in the significant run up in the shares of iron ore miner Companhia Vale do Rio Doce (Brazil) also hurt.

The fund's cash position was a detractor from relative performance. The fund holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

Stock selection within the retailing sector was the most significant contributor to performance relative to the benchmark, although no individual security within this sector was among the fund's top contributors.

The combination of an underweighted position and positive security selection in the energy sector also helped performance. Avoiding poor-performing natural gas producer Gazprom (Russia) and integrated oil company BP (U.K.) helped as both stocks underperformed the benchmark.

Stock selection in the financial services sector was another positive factor during the reporting period. We maintained our overweight position within the sector with an emphasis on banks with exposure to emerging markets where we feel we benefit from faster economic growth and low bank product penetration. Our holdings of Julius Baer (Switzerland)(aa) and in European private banks were also significant contributors to results. We continue to find the fundamentals in the wealth management industry to be extremely attractive. Our positioning in Housing Development Finance (India) appreciated significantly over the reporting period. The appreciation in this stock reflected the expanding mortgage market within India where the company has significant market share. Avoiding diversified financial services firms Mitsubishi UFJ Financial Group (Japan) and Mizuho (Japan) aided performance as both stocks underperformed the benchmark.

Other stocks that contributed to relative performance included biopharmaceutical company Actelion (Switzerland)(aa), chemical company Wacker Chemie (Germany)(aa), and television broadcaster Grupo Televisa (Mexico). Not owning poor-performing pharmaceutical firm Novartis (Switzerland) also helped.

Respectfully,

Barry Dargan
Portfolio Manager

(aa) Security is not a benchmark constituent.
 (g) Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 5/31/07

The following chart illustrates a representative class of the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary).

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                MFS International      MSCI All Country
                 Growth Fund --          World (ex-US)         MSCI EAFE
                     Class A             Growth Index        Growth Index
      5/97          $ 9,425               $ 10,000             $10,000
      5/98           10,092                 10,738              11,074
      5/99            8,851                 11,128              11,402
      5/00           11,204                 13,799              13,799
      5/01            9,800                  9,906              10,045
      5/02            9,008                  8,950               8,906
      5/03            8,236                  7,996               7,876
      5/04           10,806                 10,224              10,032
      5/05           11,965                 11,701              11,262
      5/06           15,396                 15,172              14,325
      5/07           19,607                 19,344              17,985

TOTAL RETURNS THROUGH 5/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date           1-yr         5-yr       10-yr
-------------------------------------------------------------------------------
        A                10/24/95                 27.35%      16.83%      7.60%
-------------------------------------------------------------------------------
        B                10/24/95                 26.52%      16.14%      7.01%
-------------------------------------------------------------------------------
        C                 7/01/96                 26.54%      16.14%      7.00%
-------------------------------------------------------------------------------
        I                 1/02/97                 27.76%      17.68%      8.51%
-------------------------------------------------------------------------------
        W                 5/01/06                 27.66%      16.89%      7.63%
-------------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmarks

-------------------------------------------------------------------------------
MSCI All Country World (ex-US) Growth Index (f)   27.50%      16.67%      6.82%
-------------------------------------------------------------------------------
MSCI EAFE Growth Index (f)                        25.55%      15.09%      6.05%
-------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
-------------------------------------------------------------------------------
        A                                         20.03%      15.45%      6.96%
With Initial Sales Charge (5.75%)
-------------------------------------------------------------------------------
        B                                         22.52%      15.92%      7.01%
With CDSC (Declining over six years from 4% to 0%) (x)
-------------------------------------------------------------------------------
        C                                         25.54%      16.14%      7.00%
With CDSC (1% for 12 months) (x)
-------------------------------------------------------------------------------

Class I and Class W shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITIONS

Morgan Stanley Capital International (MSCI) All Country World (ex-US) Growth Index - a market capitalization index that is designed to measure equity market performance for growth securities in the global developed and emerging markets, excluding the U.S.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Growth Index - a market capitalization index that is designed to measure equity market performance for growth securities in the developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance for Class W shares include the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2006 through May 31, 2007.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2006 through May 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    12/01/06-
Class                       Ratio     12/01/06          5/31/07        5/31/07
--------------------------------------------------------------------------------
        Actual              1.48%     $1,000.00        $1,139.70         $7.90
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.48%     $1,000.00        $1,017.55         $7.44
--------------------------------------------------------------------------------
        Actual              2.13%     $1,000.00        $1,136.00        $11.34
  B     ------------------------------------------------------------------------
        Hypothetical (h)    2.13%     $1,000.00        $1,014.31        $10.70
--------------------------------------------------------------------------------
        Actual              2.13%     $1,000.00        $1,136.20        $11.34
  C     ------------------------------------------------------------------------
        Hypothetical (h)    2.13%     $1,000.00        $1,014.31        $10.70
--------------------------------------------------------------------------------
        Actual              1.13%     $1,000.00        $1,141.90         $6.03
  I     ------------------------------------------------------------------------
        Hypothetical (h)    1.13%     $1,000.00        $1,019.30         $5.69
--------------------------------------------------------------------------------
        Actual              1.23%     $1,000.00        $1,141.20         $6.57
  W     ------------------------------------------------------------------------
        Hypothetical (h)    1.23%     $1,000.00        $1,018.80         $6.19
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
5/31/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.2%
----------------------------------------------------------------------------------------------------------------
ISSUER                                                                          SHARES/PAR             VALUE ($)
----------------------------------------------------------------------------------------------------------------
Aerospace - 0.8%
----------------------------------------------------------------------------------------------------------------
Finmeccanica S.p.A. (l)                                                            271,460        $    8,539,212
----------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.1%
----------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (l)                                                              56,866        $   12,493,373
----------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 4.6%
----------------------------------------------------------------------------------------------------------------
Adidas AG (l)                                                                      128,540        $    8,204,467
Cremer S.A.                                                                        197,200             2,099,725
Li & Fung Ltd.                                                                   2,983,200            10,009,713
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                          257,160            30,350,752
                                                                                                  --------------
                                                                                                  $   50,664,657
----------------------------------------------------------------------------------------------------------------
Automotive - 2.5%
----------------------------------------------------------------------------------------------------------------
Continental AG                                                                      60,497        $    8,555,497
Takata Corp. (l)                                                                   137,200             4,260,905
Toyota Industries Corp.                                                            311,400            14,096,981
                                                                                                  --------------
                                                                                                  $   26,913,383
----------------------------------------------------------------------------------------------------------------
Biotechnology - 0.9%
----------------------------------------------------------------------------------------------------------------
Actelion Ltd. (a)                                                                   44,830        $    9,796,558
----------------------------------------------------------------------------------------------------------------
Broadcasting - 4.0%
----------------------------------------------------------------------------------------------------------------
Fuji Television Network, Inc.                                                        2,537        $    5,169,256
Grupo Televisa S.A., ADR                                                           280,680             8,077,970
Societe Television Francaise 1 (l)                                                 242,893             8,640,599
WPP Group PLC                                                                    1,515,980            22,417,172
                                                                                                  --------------
                                                                                                  $   44,304,997
----------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.4%
----------------------------------------------------------------------------------------------------------------
Daiwa Securities Group, Inc.                                                       897,000        $   10,324,915
Julius Baer Holding Ltd.                                                           208,674            15,873,019
                                                                                                  --------------
                                                                                                  $   26,197,934
----------------------------------------------------------------------------------------------------------------
Business Services - 1.2%
----------------------------------------------------------------------------------------------------------------
Capita Group PLC                                                                   381,010        $    5,588,836
Intertek Group PLC                                                                 394,850             7,140,152
                                                                                                  --------------
                                                                                                  $   12,728,988
----------------------------------------------------------------------------------------------------------------
Chemicals - 1.4%
----------------------------------------------------------------------------------------------------------------
Makhteshim-Agan Industries Ltd.                                                    696,610        $    5,064,386
Wacker Chemie AG (l)                                                                52,970            10,770,090
                                                                                                  --------------
                                                                                                  $   15,834,476
----------------------------------------------------------------------------------------------------------------
Computer Software - 1.0%
----------------------------------------------------------------------------------------------------------------
SAP AG (l)                                                                         230,330        $   11,023,050
----------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.0%
----------------------------------------------------------------------------------------------------------------
Fujitsu Ltd.                                                                     1,398,000        $    9,544,740
HCL Technologies Ltd.                                                            1,444,950            12,250,315
                                                                                                  --------------
                                                                                                  $   21,795,055
----------------------------------------------------------------------------------------------------------------
Conglomerates - 1.6%
----------------------------------------------------------------------------------------------------------------
Siemens AG                                                                          77,610        $   10,226,928
Smiths Group PLC                                                                   320,740             7,219,055
                                                                                                  --------------
                                                                                                  $   17,445,983
----------------------------------------------------------------------------------------------------------------
Construction - 1.0%
----------------------------------------------------------------------------------------------------------------
Wienerberger AG (l)                                                                140,350        $   10,593,579
----------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 6.2%
----------------------------------------------------------------------------------------------------------------
AmorePacific Corp.                                                                   7,163        $    6,021,923
Kao Corp.                                                                          385,000            10,659,738
Kimberly-Clark de Mexico S.A. de C.V., "A"                                       2,211,270             9,365,287
Kose Corp. (l)                                                                     145,800             3,941,026
L'Oreal S.A. (l)                                                                    74,500             8,850,838
Reckitt Benckiser PLC                                                              404,820            22,005,399
Uni-Charm Corp.                                                                    131,000             7,275,685
                                                                                                  --------------
                                                                                                  $   68,119,896
----------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.6%
----------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                       31,300        $    6,686,111
OMRON Corp.                                                                        330,800             8,479,612
Schneider Electric S.A. (l)                                                         92,760            13,390,211
                                                                                                  --------------
                                                                                                  $   28,555,934
----------------------------------------------------------------------------------------------------------------
Electronics - 8.9%
----------------------------------------------------------------------------------------------------------------
ARM Holdings PLC                                                                 2,227,560        $    6,206,469
Canon, Inc.                                                                        170,200            10,012,176
Hirose Electric Co. Ltd. (l)                                                       133,200            17,290,884
Nippon Electric Glass Co. Ltd.                                                     384,000             6,129,992
Royal Philips Electronics N.V.                                                     406,490            17,282,413
Samsung Electronics Co. Ltd.                                                        29,316            16,904,570
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)                             1,082,462            11,809,660
USHIO, Inc. (l)                                                                    306,400             6,356,324
Venture Corp. Ltd.                                                                 598,100             5,978,124
                                                                                                  --------------
                                                                                                  $   97,970,612
----------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.6%
----------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                              323,790        $    6,539,683
----------------------------------------------------------------------------------------------------------------
Energy - Integrated - 4.4%
----------------------------------------------------------------------------------------------------------------
BG Group PLC                                                                       550,490        $    8,412,663
Petroleo Brasileiro S.A., ADR                                                      110,640            11,966,822
TOTAL S.A. (l)                                                                     370,160            27,889,770
                                                                                                  --------------
                                                                                                  $   48,269,255
----------------------------------------------------------------------------------------------------------------
Food & Beverages - 2.8%
----------------------------------------------------------------------------------------------------------------
Groupe Danone (a)                                                                   43,650        $    6,837,803
Nestle S.A.                                                                         61,864            24,084,169
                                                                                                  --------------
                                                                                                  $   30,921,972
----------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.6%
----------------------------------------------------------------------------------------------------------------
Dairy Farm International Holdings Ltd.                                           1,558,800        $    6,235,200
Tesco PLC                                                                        1,210,259            10,990,593
                                                                                                  --------------
                                                                                                  $   17,225,793
----------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.5%
----------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR (l)                                                      92,550        $    5,568,734
----------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.6%
----------------------------------------------------------------------------------------------------------------
IG Group Holdings PLC                                                              932,380        $    6,104,633
----------------------------------------------------------------------------------------------------------------
General Merchandise - 0.7%
----------------------------------------------------------------------------------------------------------------
Massmart Holdings Ltd.                                                             587,630        $    7,662,408
----------------------------------------------------------------------------------------------------------------
Insurance - 1.8%
----------------------------------------------------------------------------------------------------------------
Aflac, Inc. (l)                                                                    203,530        $   10,758,596
Suncorp-Metway Ltd.                                                                534,344             9,363,657
                                                                                                  --------------
                                                                                                  $   20,122,253
----------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.8%
----------------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                          89,200        $    8,515,828
----------------------------------------------------------------------------------------------------------------
Major Banks - 6.8%
----------------------------------------------------------------------------------------------------------------
Chiba Bank Ltd.                                                                    915,000        $    8,149,034
Erste Bank der Oesterreichischen Sparkassen AG (l)                                 151,760            11,904,010
Raiffeisen International Bank Holding AG (l)                                        45,660             7,138,541
Societe Generale (l)                                                                41,275             8,040,685
Standard Chartered PLC                                                             397,050            13,440,272
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                    99,680            11,195,061
UniCredito Italiano S.p.A. (l)                                                   1,519,120            14,260,286
                                                                                                  --------------
                                                                                                  $   74,127,889
----------------------------------------------------------------------------------------------------------------
Medical Equipment - 1.2%
----------------------------------------------------------------------------------------------------------------
Straumann Holding AG (l)                                                            20,490        $    5,961,791
Synthes, Inc.                                                                       59,940             7,470,180
                                                                                                  --------------
                                                                                                  $   13,431,971
----------------------------------------------------------------------------------------------------------------
Metals & Mining - 4.1%
----------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                 243,210        $   14,631,164
BHP Billiton Ltd.                                                                1,173,980            30,654,453
                                                                                                  --------------
                                                                                                  $   45,285,617
----------------------------------------------------------------------------------------------------------------
Network & Telecom - 1.2%
----------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B" (l)                                                          1,843,940        $    6,995,068
NICE Systems Ltd., ADR (a)(l)                                                      170,710             6,468,202
                                                                                                  --------------
                                                                                                  $   13,463,270
----------------------------------------------------------------------------------------------------------------
Oil Services - 1.1%
----------------------------------------------------------------------------------------------------------------
Acergy S.A. (l)                                                                    538,120        $   12,136,502
----------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 11.0%
----------------------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                                    532,780        $   10,102,966
Aeon Credit Service Co. Ltd.                                                       572,000            10,291,911
Akbank T.A.S.                                                                      785,573             5,515,408
Bank of Cyprus Public Co. Ltd.                                                     563,100             9,818,789
CSU Cardsystem S.A. (a)                                                            381,440             2,327,907
Housing Development Finance Corp. Ltd.                                             367,270            17,028,014
HSBC Holdings PLC                                                                2,005,801            37,085,272
Komercni Banka A.S.                                                                 37,130             6,797,480
UBS AG (l)                                                                         340,256            22,188,496
                                                                                                  --------------
                                                                                                  $  121,156,243
----------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.4%
----------------------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                              193,400        $    8,564,483
Bayer AG (l)                                                                       205,430            14,784,406
GlaxoSmithKline PLC                                                                815,710            21,153,091
Hisamitsu Pharmaceutical Co., Inc.                                                 190,400             5,349,940
Roche Holding AG                                                                   174,090            31,940,773
                                                                                                  --------------
                                                                                                  $   81,792,693
----------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 2.6%
----------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A., Bearer Shares (l)                                               45,618        $   10,829,922
Linde AG (l)                                                                       103,210            11,403,499
Symrise AG (a)                                                                     236,813             6,515,778
                                                                                                  --------------
                                                                                                  $   28,749,199
----------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.5%
----------------------------------------------------------------------------------------------------------------
KappAhl Holding AB (l)                                                             484,520        $    5,741,712
----------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.5%
----------------------------------------------------------------------------------------------------------------
America Movil S.A.B. de C.V., "L", ADR                                             107,310        $    6,497,621
China Mobile Ltd.                                                                1,131,500            10,578,287
Orascom Telcom Holding SAE, GDR                                                    150,410            10,062,429
Philippine Long Distance Telephone Co., ADR                                            950                53,495
                                                                                                  --------------
                                                                                                  $   27,191,832
----------------------------------------------------------------------------------------------------------------
Telephone Services - 2.7%
----------------------------------------------------------------------------------------------------------------
Telefonica S.A.                                                                    574,720        $   13,060,307
Telenor A.S.A. (l)                                                                 556,340            10,817,543
TELUS Corp.                                                                         98,530             5,996,837
                                                                                                  --------------
                                                                                                  $   29,874,687
----------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.1%
----------------------------------------------------------------------------------------------------------------
CEZ AS                                                                             227,370        $   11,617,840
----------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $895,574,792)                                               $1,078,477,701
----------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 1.6%
----------------------------------------------------------------------------------------------------------------
Merrill Lynch, 5.31%, dated 5/31/07, due 6/01/07, total to be received $17,088,520 (secured by various U.S. Treasury and
Federal Agency obligations and Mortgage Backed securities in
a jointly traded account), at Cost                                              $17,086,000       $   17,086,000
----------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 18.4%
----------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                                 202,438,964       $  202,438,964
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,115,099,756) (k)                                           $1,298,002,665
----------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (18.2)%                                                            (199,526,633)
----------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                               $1,098,476,032
----------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of May 31, 2007, the fund had one security that was fair valued, aggregating $5,978,124 and 0.46% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
GDR      Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 5/31/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.


ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $193,315,836 of securities
on loan (identified cost, $1,115,099,756)                        $1,298,002,665
Cash                                                                        342
Foreign currency, at value (identified cost, $371,204)                  370,970
Receivable for investments sold                                      10,803,620
Receivable for fund shares sold                                       3,344,919
Interest and dividends receivable                                     3,097,576
Other Assets                                                             10,278
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,315,630,370
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                   $13,108,704
Payable for fund shares reacquired                                      983,192
Collateral for securities loaned, at value                          202,438,964
Payable to affiliates
  Management fee                                                         53,337
  Shareholder servicing costs                                           161,690
  Distribution and service fees                                          10,600
  Administrative services fee                                             1,085
Payable for independent trustees' compensation                            8,572
Accrued expenses and other liabilities                                  388,194
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $217,154,338
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,098,476,032
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $847,959,531
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $69,557 deferred country tax)                               182,797,504
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                        60,212,680
Undistributed net investment income                                   7,506,317
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,098,476,032
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    37,494,626
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $295,920,797
  Shares outstanding                                                 10,578,243
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $27.97
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $29.68
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $50,258,972
  Shares outstanding                                                  1,888,420
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $26.61
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $40,610,938
  Shares outstanding                                                  1,539,998
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $26.37
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $710,685,915
  Shares outstanding                                                 23,452,242
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $30.30
-------------------------------------------------------------------------------------------------------
Class W shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $999,410
  Shares outstanding                                                     35,723
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $27.98
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 5/31/07

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $19,719,345
  Interest                                                             1,799,757
  Other                                                                   15,533
  Foreign taxes withheld                                              (1,584,649)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $19,949,986
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $7,657,570
  Distribution and service fees                                        1,741,857
  Shareholder servicing costs                                          1,054,338
  Administrative services fee                                            158,452
  Independent trustees' compensation                                      17,685
  Custodian fee                                                          639,134
  Shareholder communications                                              42,425
  Auditing fees                                                           54,624
  Legal fees                                                              15,494
  Miscellaneous                                                          111,768
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $11,493,347
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (34,319)
  Reduction of expenses by investment adviser                             (4,223)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $11,454,805
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $8,495,181
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $330,158 country tax)              $78,329,265
  Foreign currency transactions                                         (382,337)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $77,946,928
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $127,968 decrease in deferred country tax)    $130,203,423
  Translation of assets and liabilities in foreign currencies            (11,010)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $130,192,413
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $208,139,341
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $216,634,522
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                            YEARS ENDED 5/31
                                                                   ------------------------------------
                                                                          2007                     2006
CHANGE IN NET ASSETS
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                               $8,495,181               $6,342,684
Net realized gain (loss) on investments and foreign
currency transactions                                               77,946,928               61,265,305
Net unrealized gain (loss) on investments and foreign
currency translation                                               130,192,413               32,015,024
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $216,634,522              $99,623,013
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                          $(2,161,718)                $(29,706)
  Class B                                                              (96,723)                      --
  Class C                                                             (107,815)                      --
  Class I                                                           (5,571,537)                (326,710)
  Class W                                                               (1,388)                      --

From net realized gain on investments and foreign
currency transactions
  Class A                                                          (18,519,572)              (3,176,852)
  Class B                                                           (3,914,566)                (985,607)
  Class C                                                           (2,773,927)                (539,990)
  Class I                                                          (35,254,628)              (3,490,431)
  Class W                                                               (9,213)                      --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(68,411,087)             $(8,549,296)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $301,192,485             $289,139,536
-------------------------------------------------------------------------------------------------------
Total change in net assets                                        $449,415,920             $380,213,253
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                             649,060,112              268,846,859

At end of period (including undistributed net investment
income of $7,506,317 and $6,855,130, respectively)              $1,098,476,032             $649,060,112
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years
(or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share.
The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                        YEARS ENDED 5/31
                                                ---------------------------------------------------------------------------
                                                  2007             2006              2005             2004             2003
Net asset value, beginning of period            $23.85           $18.90            $17.07           $13.02           $14.22
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)               $0.20            $0.27             $0.08            $0.05           $(0.00)(w)
  Net realized and unrealized gain (loss)
  on investments and foreign currency             6.07             5.10              1.75             4.00            (1.20)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $6.27            $5.37             $1.83            $4.05           $(1.20)
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                    $(0.23)          $(0.00)(w)           $--              $--              $--
  From net realized gain on investments
  and foreign currency transactions              (1.92)           (0.42)               --               --               --
---------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders    $(2.15)          $(0.42)              $--              $--              $--
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $27.97           $23.85            $18.90           $17.07           $13.02
---------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       27.35            28.68             10.72            31.21            (8.57)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            1.50             1.63              1.72             2.05             2.23
Expenses after expense reductions (f)             1.50             1.60              1.65             1.92             2.16
Net investment income (loss)                      0.80             1.24              0.43             0.30            (0.03)
Portfolio turnover                                  67               90                75              102               87
Net assets at end of period (000 Omitted)     $295,921         $206,522          $110,876          $56,503          $42,544
---------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                           YEARS ENDED 5/31
                                                      ------------------------------------------------------------------------
                                                         2007             2006            2005            2004            2003
Net asset value, beginning of period                   $22.77           $18.17          $16.52          $12.66          $13.91
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $0.01            $0.09          $(0.07)         $(0.05)         $(0.07)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                    5.80             4.93            1.72            3.91           (1.18)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $5.81            $5.02           $1.65           $3.86          $(1.25)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.05)             $--             $--             $--             $--
  From net realized gain on investments and
  foreign currency transactions                         (1.92)           (0.42)             --              --              --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(1.97)          $(0.42)            $--             $--             $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $26.61           $22.77          $18.17          $16.52          $12.66
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              26.52            27.87            9.99           30.49           (8.99)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   2.15             2.28            2.37            2.60            2.73
Expenses after expense reductions (f)                    2.15             2.25            2.30            2.47            2.66
Net investment income (loss)                             0.06             0.43           (0.37)          (0.31)          (0.55)
Portfolio turnover                                         67               90              75             102              87
Net assets at end of period (000 Omitted)             $50,259          $52,531         $46,211         $39,093         $29,341
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                           YEARS ENDED 5/31
                                                     -------------------------------------------------------------------------
                                                         2007             2006            2005            2004            2003
Net asset value, beginning of period                   $22.60           $18.04          $16.40          $12.57          $13.81
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $0.03            $0.12          $(0.05)          $0.00(w)       $(0.06)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                    5.74             4.86            1.69            3.83           (1.18)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $5.77            $4.98           $1.64           $3.83          $(1.24)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.08)             $--             $--             $--             $--
  From net realized gain on investments and
  foreign currency transactions                         (1.92)           (0.42)             --              --              --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(2.00)          $(0.42)            $--             $--             $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $26.37           $22.60          $18.04          $16.40          $12.57
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              26.54            27.85           10.00           30.47           (8.98)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   2.15             2.28            2.37            2.56            2.73
Expenses after expense reductions (f)                    2.15             2.25            2.30            2.43            2.66
Net investment income (loss)                             0.12             0.57           (0.27)           0.03           (0.54)
Portfolio turnover                                         67               90              75             102              87
Net assets at end of period (000 Omitted)             $40,611          $32,965         $19,356          $9,916          $3,685
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                         YEARS ENDED 5/31
                                                     ------------------------------------------------------------------------
                                                     2007             2006             2005             2004             2003
Net asset value, beginning of period               $25.67           $20.27           $18.24           $13.75           $14.83
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                  $0.34            $0.46            $0.27            $0.47           $(0.07)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                6.52             5.40             1.76             4.02            (1.01)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $6.86            $5.86            $2.03            $4.49           $(1.08)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.31)          $(0.04)             $--              $--              $--
  From net realized gain on investments and
  foreign currency transactions                     (1.92)           (0.42)              --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(2.23)          $(0.46)             $--              $--              $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $30.30           $25.67           $20.27           $18.24           $13.75
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                             27.76            29.16            11.13            32.65            (7.22)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.14             1.28             1.39             1.31(k)          1.80(k)
Expenses after expense reductions (f)                1.14             1.25             1.32             1.18(k)          1.73(k)
Net investment income (loss)                         1.25             1.93             1.42             2.81            (0.54)
Portfolio turnover                                     67               90               75              102               87
Net assets at end of period (000 Omitted)        $710,686         $356,948          $92,403               $7               $0(l)
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS W                                                                                 YEARS ENDED 5/31
                                                                                  -------------------------
                                                                                     2007           2006(i)
Net asset value, beginning of period                                               $23.86            $25.12
-----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.52             $0.11
  Net realized and unrealized gain (loss) on investments and foreign currency        5.81             (1.37)(g)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $6.33            $(1.26)
-----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.29)              $--
  From net realized gain on investments and foreign currency transactions           (1.92)               --
-----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(2.21)              $--
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $27.98            $23.86
-----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             27.66             (5.02)(n)
-----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.23              1.38(a)
Expenses after expense reductions (f)                                                1.23              1.35(a)
Net investment income                                                                2.15              5.01(a)
Portfolio turnover                                                                     67                90
Net assets at end of period (000 Omitted)                                            $999               $95
-----------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, May 1, 2006 (Class W) through the stated period end.
(k) Expense ratio is not in correlation with the contractual fee arrangement due to the timing of sales and redemptions of fund shares during the period.
(l) Net assets were less than $500.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS International Growth Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, foreign taxes, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                               5/31/07      5/31/06

        Ordinary income (including any
        short-term capital gains)          $38,455,920     $356,416
        Long-term capital gain              29,955,167    8,192,880
        -----------------------------------------------------------
        Total distributions                $68,411,087   $8,549,296

The federal tax cost and the tax basis components of distributable earnings were as follows:

        AS OF 5/31/07
        Cost of investments                          $1,117,002,212
        -----------------------------------------------------------
        Gross appreciation                              189,697,136
        Gross depreciation                               (8,696,683)
        -----------------------------------------------------------
        Net unrealized appreciation (depreciation)     $181,000,453
        Undistributed ordinary income                   $38,929,302
        Undistributed long-term capital gain             30,832,209
        Other temporary differences                        (245,463)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1 billion of average daily net assets         0.90%
          Next $1 billion of average daily net assets          0.80%
          Average daily net assets in excess of $2 billion     0.70%

The management fee incurred for the year ended May 31, 2007 was equivalent to an annual effective rate of 0.90% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.40% annually of the fund's average daily net assets. This written agreement will continue through September 30, 2007 unless changed or rescinded by the fund's Board of Trustees. For the year ended May 31, 2007, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $36,259 for the year ended May 31, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.35%            $875,893
Class B                             0.75%              0.25%              1.00%             1.00%             506,922
Class C                             0.75%              0.25%              1.00%             1.00%             358,788
Class W                             0.10%                 --              0.10%             0.10%                 254
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $1,741,857

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31,
    2007 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2007, were as follows:

                                                          AMOUNT

              Class A                                     $1,639
              Class B                                    $52,206
              Class C                                     $5,474

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2007, the fee was $614,950, which equated to 0.0722% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended May 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $363,301. The fund may also pay shareholder servicing related costs directly to non-related parties.

The fund is one of several mutual funds in which the MFS fund-of-funds may invest. Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds ("MFS fund-of-funds") and each underlying fund in which a MFS fund-of-funds invests ("underlying funds"), each underlying fund may pay a portion of each MFS fund-of-fund's transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the year ended May 31, 2007, these costs for the fund amounted to $25,848 and are reflected in the shareholder servicing costs on the Statement of Operations.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended May 31, 2007 was equivalent to an annual effective rate of 0.0186% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $550. This amount is included in independent trustees' compensation for the year ended May 31, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $7,488 at May 31, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended May 31, 2007, the fee paid to Tarantino LLC was $5,451. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $4,223, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $781,394,117 and $556,353,907 respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                      YEAR ENDED                        YEAR ENDED
                                                       5/31/07                          5/31/06(i)
                                               SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                      4,369,637      $109,555,557       4,772,421      $104,753,871
  Class B                                        330,180         8,019,726         577,769        12,303,231
  Class C                                        355,327         8,569,202         613,980        12,817,316
  Class I                                      8,819,161       241,950,806       9,415,140       227,167,437
  Class W                                         32,441           863,838           3,981           100,000
------------------------------------------------------------------------------------------------------------
                                              13,906,746      $368,959,129      15,383,291      $357,141,855

Shares issued to shareholders in
reinvestment of distributions
  Class A                                        638,923       $15,973,074         124,098        $2,679,271
  Class B                                        152,163         3,630,617          43,679           902,849
  Class C                                         71,899         1,699,699          15,526           318,601
  Class I                                      1,428,360        38,622,863         151,295         3,508,517
  Class W                                            424            10,600              --                --
------------------------------------------------------------------------------------------------------------
                                               2,291,769       $59,936,853         334,598        $7,409,238

Shares reacquired
  Class A                                     (3,088,630)     $(78,234,684)     (2,104,458)     $(46,984,169)
  Class B                                       (900,757)      (21,775,270)       (857,283)      (18,029,921)
  Class C                                       (345,585)       (8,306,325)       (243,908)       (5,167,989)
  Class I                                       (703,229)      (19,357,336)       (217,168)       (5,229,478)
  Class W                                         (1,123)          (29,882)             --                --
------------------------------------------------------------------------------------------------------------
                                              (5,039,324)    $(127,703,497)     (3,422,817)     $(75,411,557)

Net change
  Class A                                      1,919,930       $47,293,947       2,792,061       $60,448,973
  Class B                                       (418,414)      (10,124,927)       (235,835)       (4,823,841)
  Class C                                         81,641         1,962,576         385,598         7,967,928
  Class I                                      9,544,292       261,216,333       9,349,267       225,446,476
  Class W                                         31,742           844,556           3,981           100,000
------------------------------------------------------------------------------------------------------------
                                              11,159,191      $301,192,485      12,295,072      $289,139,536

(i) For the period from the class' inception, May 1, 2006 (Class W), through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 55% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended May 31, 2007, the fund's commitment fee and interest expense were $5,215 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust X and Shareholders of
MFS International Growth Fund:

We have audited the accompanying statement of assets and liabilities of MFS International Growth Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of May 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS International Growth Fund at May 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                /s/ ERNST & YOUNG

Boston, Massachusetts
July 10, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of July 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                             PRINCIPAL OCCUPATIONS DURING
                                  POSITION(s) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------               ----------------     ----------------   ---------------------------------

INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee              February 2004       Massachusetts Financial Services
(born 10/20/63)                                                           Company, Chief Executive Officer,
                                                                          President, Chief Investment
                                                                          Officer and Director

Robert C. Pozen(k)               Trustee              February 2004       Massachusetts Financial Services
(born 8/08/46)                                                            Company, Chairman (since February
                                                                          2004); MIT Sloan School
                                                                          (education), Senior Lecturer
                                                                          (since 2006); Secretary of
                                                                          Economic Affairs, The Commonwealth
                                                                          of Massachusetts (January 2002 to
                                                                          December 2002); Fidelity
                                                                          Investments, Vice Chairman (June
                                                                          2000 to December 2001); Fidelity
                                                                          Management & Research Company
                                                                          (investment adviser), President
                                                                          (March 1997 to July 2001); Bell
                                                                          Canada Enterprises
                                                                          (telecommunications), Director;
                                                                          Medtronic, Inc. (medical
                                                                          technology), Director; Telesat
                                                                          (satellite communications),
                                                                          Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair    February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                              Enterprises (diversified services
                                                                          company), Chairman, Trustee and
                                                                          Chief Executive Officer (until
                                                                          November 2000)

Robert E. Butler(n)              Trustee              January 2006        Consultant - regulatory and
(born 11/29/41)                                                           compliance matters (since July
                                                                          2002); PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 2002)

Lawrence H. Cohn, M.D.           Trustee              August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                            Chief of Cardiac Surgery (2005);
                                                                          Harvard Medical School, Professor
                                                                          of Cardiac Surgery; Physician
                                                                          Director of Medical Device
                                                                          Technology for Partners HealthCare

David H. Gunning                 Trustee              January 2004        Retired; Cleveland-Cliffs Inc.
(born 5/30/42)                                                            (mining products and service
                                                                          provider), Vice Chairman/Director
                                                                          (until May 2007); Portman Limited
                                                                          (mining), Director (since 2005);
                                                                          Encinitos Ventures (private
                                                                          investment company), Principal
                                                                          (1997 to April 2001); Lincoln
                                                                          Electric Holdings, Inc. (welding
                                                                          equipment manufacturer), Director

William R. Gutow                 Trustee              December 1993       Private investor and real estate
(born 9/27/41)                                                            consultant; Capitol Entertainment
                                                                          Management Company (video
                                                                          franchise), Vice Chairman;
                                                                          Atlantic Coast Tan (tanning
                                                                          salons), Vice Chairman (since
                                                                          2002)

Michael Hegarty                  Trustee              December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                           services and insurance), Vice
                                                                          Chairman and Chief Operating
                                                                          Officer (until May 2001); The
                                                                          Equitable Life Assurance Society
                                                                          (insurance), President and Chief
                                                                          Operating Officer (until May 2001)

Lawrence T. Perera               Trustee              July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                            Partner

J. Dale Sherratt                 Trustee              August 1993         Insight Resources, Inc.
(born 9/23/38)                                                            (acquisition planning
                                                                          specialists), President; Wellfleet
                                                                          Investments (investor in health
                                                                          care companies), Managing General
                                                                          Partner (since 1993); Cambridge
                                                                          Nutraceuticals (professional
                                                                          nutritional products), Chief
                                                                          Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee              March 2005          New Profit, Inc. (venture
(born 8/05/57)                                                            philanthropy), Partner (since
                                                                          2006); Private investor; Prism
                                                                          Venture Partners (venture
                                                                          capital), Co-founder and General
                                                                          Partner (until June 2004); The
                                                                          Travelers Companies (commercial
                                                                          property liability insurance),
                                                                          Director

Robert W. Uek                    Trustee              January 2006        Retired (since 1999);
(born 5/18/41)                                                            PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 1999); Consultant
                                                                          to investment company industry
                                                                          (since 2000); TT International
                                                                          Funds (mutual fund complex),
                                                                          Trustee (2000 until 2005);
                                                                          Hillview Investment Trust II Funds
                                                                          (mutual fund complex), Trustee
                                                                          (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President            November 2005       Massachusetts Financial Services
(born 12/01/58)                                                           Company, Executive Vice President
                                                                          and Chief Regulatory Officer
                                                                          (since March 2004); Fidelity
                                                                          Management & Research Company,
                                                                          Vice President (prior to March
                                                                          2004); Fidelity Group of Funds,
                                                                          President and Treasurer (prior to
                                                                          March 2004)

Tracy Atkinson(k)                Treasurer            September 2005      Massachusetts Financial Services
(born 12/30/64)                                                           Company, Senior Vice President
                                                                          (since September 2004);
                                                                          PricewaterhouseCoopers LLP,
                                                                          Partner (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary  July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since April 2003);
                                                                          Kirkpatrick & Lockhart LLP (law
                                                                          firm), Associate (prior to April
                                                                          2003)

Ethan D. Corey(k)                Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                      Company, Special Counsel (since
                                                                          December 2004); Dechert LLP (law
                                                                          firm), Counsel (prior to December
                                                                          2004)

David L. DiLorenzo(k)            Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 8/10/68)                                                            Company, Vice President (since
                                                                          June 2005); JP Morgan Investor
                                                                          Services, Vice President (prior to
                                                                          June 2005)

Mark D. Fischer(k)               Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 10/27/70)                                                           Company, Vice President (since May
                                                                          2005); JP Morgan Investment
                                                                          Management Company, Vice President
                                                                          (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary  June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                      Company, Assistant Vice President
                                                                          and Counsel (since May 2006); John
                                                                          Hancock Advisers, LLC, Assistant
                                                                          Vice President and Counsel (May
                                                                          2005 to April 2006); John Hancock
                                                                          Advisers, LLC, Attorney and
                                                                          Assistant Secretary (prior to May
                                                                          2005)

Ellen Moynihan(k)                Assistant Treasurer  April 1997          Massachusetts Financial Services
(born 11/13/57)                                                           Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary  May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                      Company, Senior Vice President and
                                                                          Associate General Counsel (since
                                                                          April 2005); John Hancock
                                                                          Advisers, LLC, Senior Vice
                                                                          President, Secretary and Chief
                                                                          Legal Officer (prior to April
                                                                          2005); John Hancock Group of
                                                                          Funds, Senior Vice President,
                                                                          Secretary and Chief Legal Officer
                                                                          (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since June 2004); Bingham
                                                                          McCutchen LLP (law firm),
                                                                          Associate (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk  January 2006        Massachusetts Financial Services
(born 5/01/52)                                                            Company, Executive Vice President,
                                                                          General Counsel and Secretary
                                                                          (since January 2006); Wilmer
                                                                          Cutler Pickering Hale and Dorr LLP
                                                                          (law firm), Partner (prior to
                                                                          January 2006)

Frank L. Tarantino               Independent Chief    June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                       compliance services), Principal
                                                                          (since June 2004); CRA Business
                                                                          Strategies Group (consulting
                                                                          services), Executive Vice
                                                                          President (April 2003 to June
                                                                          2004); David L. Babson & Co.
                                                                          (investment adviser), Managing
                                                                          Director, Chief Administrative
                                                                          Officer and Director (prior to
                                                                          March 2003)

James O. Yost(k)                 Assistant Treasurer  September 1990      Massachusetts Financial Services
(born 6/12/60)                                                            Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of
    $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by share- holders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA                         225 Franklin Street, Boston, MA 02110
02116-3741
                                                        INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                             ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Ernst & Young LLP
500 Boylston Street, Boston, MA                         200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Barry Dargan

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $32,323,624 as capital gain dividends paid during the fiscal year.

Income derived from foreign sources was $15,335,853. The fund intends to pass through foreign tax credits of $1,268,640 for the fiscal year.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                             5/31/07 ANNUAL REPORT

                             MFS(R) CONSERVATIVE ALLOCATION FUND
                             MFS(R) MODERATE ALLOCATION FUND
                             MFS(R) GROWTH ALLOCATION FUND
                             MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

                                                                   AAF-ANN 5/07

MFS(R) Conservative Allocation Fund
MFS(R) Moderate Allocation Fund
MFS(R) Growth Allocation Fund
MFS(R) Aggressive Growth Allocation Fund

LETTER FROM THE CEO                                            1
----------------------------------------------------------------
PORTFOLIO COMPOSITION                                          2
----------------------------------------------------------------
MANAGEMENT REVIEW                                              4
----------------------------------------------------------------
PERFORMANCE SUMMARY                                            6
----------------------------------------------------------------
EXPENSE TABLES                                                15
----------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS                                     20
----------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                          22
----------------------------------------------------------------
STATEMENTS OF OPERATIONS                                      25
----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                           26
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                          28
----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                 56
----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM       72
----------------------------------------------------------------
TRUSTEES AND OFFICERS                                         73
----------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                 75
----------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                         75
----------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                75
----------------------------------------------------------------
FEDERAL TAX INFORMATION                                       75
----------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                         76
----------------------------------------------------------------
CONTACT INFORMATION                                   BACK COVER
----------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

    The past year has been a great example of why investors should keep their eyes on the long term.

    In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

    If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

    In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 16, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              MFS(R) Conservative Allocation Fund

              PORTFOLIO TARGET ALLOCATION

              Bonds Funds                                50.0%
              U.S. Stock Funds                           35.0%
              Money Market Funds                         10.0%
              International Stock Funds                   5.0%

              PORTFOLIO ACTUAL ALLOCATION

              Bonds Funds                                49.5%
              U.S. Stock Funds                           35.5%
              Money Market Funds                         10.0%
              International Stock Funds                   5.0%

              PORTFOLIO HOLDINGS

              MFS Limited Maturity Fund                  19.9%
              ------------------------------------------------
              MFS Value Fund                             15.2%
              ------------------------------------------------
              MFS Research Fund                          15.2%
              ------------------------------------------------
              MFS Intermediate Investment
              Grade Bond Fund                            14.8%
              ------------------------------------------------
              MFS Money Market Fund                      10.0%
              ------------------------------------------------
              MFS Government Securities Fund              9.9%
              ------------------------------------------------
              MFS Strategic Growth Fund                   5.1%
              ------------------------------------------------
              MFS Research International Fund             5.0%
              ------------------------------------------------
              MFS Research Bond Fund                      4.9%
              ------------------------------------------------


              MFS(R) Moderate Allocation Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           50.0%
              Bonds Funds                                35.0%
              International Stock Funds                  10.0%
              Money Market Funds                          5.0%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           50.9%
              Bonds Funds                                34.1%
              International Stock Funds                  10.1%
              Money Market Funds                          4.9%

              PORTFOLIO HOLDINGS

              MFS Value Fund                             15.3%
              ------------------------------------------------
              MFS Research Fund                          15.2%
              ------------------------------------------------
              MFS Strategic Growth Fund                  10.2%
              ------------------------------------------------
              MFS Research International Fund            10.1%
              ------------------------------------------------
              MFS Intermediate Investment
              Grade Bond Fund                             9.7%
              ------------------------------------------------
              MFS Research Bond Fund                      9.7%
              ------------------------------------------------
              MFS Government Securities Fund              9.7%
              ------------------------------------------------
              MFS Mid Cap Growth Fund                     5.1%
              ------------------------------------------------
              MFS Mid Cap Value Fund                      5.1%
              ------------------------------------------------
              MFS High Income Fund                        5.0%
              ------------------------------------------------
              MFS Money Market Fund                       4.9%
              ------------------------------------------------


              MFS(R) Growth Allocation Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           60.0%
              International Stock Funds                  20.0%
              Bonds Funds                                20.0%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           60.4%
              International Stock Funds                  20.0%
              Bonds Funds                                19.6%

              PORTFOLIO HOLDINGS

              MFS Value Fund                             15.1%
              ------------------------------------------------
              MFS Strategic Growth Fund                  15.0%
              ------------------------------------------------
              MFS Research International Fund            15.0%
              ------------------------------------------------
              MFS Mid Cap Growth Fund                    10.1%
              ------------------------------------------------
              MFS Mid Cap Value Fund                     10.1%
              ------------------------------------------------
              MFS Research Fund                          10.1%
              ------------------------------------------------
              MFS Research Bond Fund                      9.8%
              ------------------------------------------------
              MFS International New Discovery Fund        5.0%
              ------------------------------------------------
              MFS High Income Fund                        4.9%
              ------------------------------------------------
              MFS Government Securities Fund              4.9%
              ------------------------------------------------


              MFS(R) Aggressive Growth Allocation Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           80.0%
              International Stock Funds                  20.0%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           80.0%
              International Stock Funds                  20.0%

              PORTFOLIO HOLDINGS

              MFS Strategic Growth Fund                  20.0%
              ------------------------------------------------
              MFS Mid Cap Growth Fund                    15.0%
              ------------------------------------------------
              MFS Mid Cap Value Fund                     15.0%
              ------------------------------------------------
              MFS Value Fund                             15.0%
              ------------------------------------------------
              MFS Research Fund                          10.0%
              ------------------------------------------------
              MFS International New Discovery Fund       10.0%
              ------------------------------------------------
              MFS Research International Fund            10.0%
              ------------------------------------------------
              MFS New Discovery Fund                      5.0%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/07.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

MFS CONSERVATIVE ALLOCATION FUND

SUMMARY OF RESULTS

For the twelve months ended May 31, 2007, Class A shares of the MFS Conservative Allocation Fund provided a total return of 12.25%, at net asset value. This compares with a return of 6.65% for the fund's benchmark, the Lehman Brothers U.S. Aggregate Bond Index. The fund's blended benchmark (MFS Conservative Allocation Fund Custom Blend), which is comprised of 35% Standard & Poor's 500 Stock Index, 5% MSCI EAFE Index, 50% Lehman Brothers U.S. Aggregate Bond Index, and 10% Lehman Brothers Three-Month Treasury Bill Index, returned 12.98%.

DETRACTORS FROM PERFORMANCE

In absolute terms, our holdings in fixed income funds detracted from performance. Bond and cash markets underperformed the sizable returns from equities over the reporting period. The MFS Intermediate Investment Grade Bond Fund, MFS Government Securities Fund, MFS Limited Maturity Fund, MFS Research Bond Fund, and MFS Money Market Fund held back performance during the reporting period. Allocation to the MFS Strategic Growth Fund also hurt performance as growth stocks underperformed value stocks over the reporting period.

CONTRIBUTORS TO PERFORMANCE

The major contributors to performance were the fund's investments in several domestic and international large capitalization funds. Our positioning in the MFS Value Fund, which comprised about 15% of the fund at period end, was the top contributor. Investments in the MFS Research Fund and MFS Research International Fund also contributed to performance.

MFS MODERATE ALLOCATION FUND

SUMMARY OF RESULTS

For the twelve months ended May 31, 2007, Class A shares of the MFS Moderate Allocation Fund provided a total return of 16.02%, at net asset value. This compares with a return of 22.79% for the fund's benchmark, the Standard & Poor's 500 Stock Index. The fund's blended benchmark (MFS Moderate Allocation Fund Custom Blend), which is comprised of 50% S&P 500 Index, 10% MSCI EAFE Index, 35% Lehman Brothers U.S. Aggregate Bond Index, and 5% Lehman Brothers U.S. Three-Month Treasury Bill Index, returned 16.50%.

DETRACTORS FROM PERFORMANCE

In absolute terms, our investments in fixed income funds detracted from performance. Bond and cash markets underperformed the sizable returns from equities over the reporting period. The MFS Government Securities Fund, MFS Research Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS High Income Fund, and MFS Money Market Fund held back performance. Allocations to the MFS Strategic Growth Fund and MFS Mid Cap Growth Fund also hurt results as growth stocks underperformed value stocks over the reporting period.

CONTRIBUTORS TO PERFORMANCE

The major contributors to absolute performance included the fund's investments in several domestic and international large and mid-capitalization funds. Our positioning in the MFS Value Fund, which comprised about 15% of the fund at period end, was the most significant contributor. The MFS Research International Fund, MFS Research Fund and MFS Mid Cap Value Fund also generated positive results as value outperformed growth and international equities outperformed U.S. equities.

MFS GROWTH ALLOCATION FUND

SUMMARY OF RESULTS

For the twelve months ended May 31, 2007, Class A shares of the MFS Growth Allocation Fund provided a total return of 19.63%, at net asset value. This compares with a return of 22.79% for the fund's benchmark, the Standard & Poor's 500 Stock Index. The fund's blended benchmark (MFS Growth Allocation Fund Custom Blend), which is comprised of 60% S&P 500, 20% MSCI EAFE Index, and 20% Lehman Brothers U.S. Aggregate Bond Index, returned 20.34%.

DETRACTORS FROM PERFORMANCE

In absolute terms, our investments in fixed income funds and growth-oriented domestic equity funds hurt performance. Bonds underperformed the sizable returns from equities over the reporting period. Bond investments that detracted from results included the MFS Research Bond Fund, MFS Government Securities Fund, and MFS High Income Fund. Allocations to the MFS Mid Cap Growth Fund and MFS Strategic Growth Fund also hurt results as growth stocks underperformed value stocks over the reporting period.

CONTRIBUTORS TO PERFORMANCE

The major contributors to absolute performance included the fund's investments in several domestic and international large and mid-capitalization funds. Our holdings in the MFS Research International Fund and MFS Value Fund, which were each about 15% of the fund at period end, were the most significant contributors. Investments in the MFS International New Discovery Fund and MFS Mid Cap Value Fund also helped as value outperformed growth and international equities outperformed U.S. equities.

MFS AGGRESSIVE GROWTH ALLOCATION FUND

SUMMARY OF RESULTS

For the twelve months ended May 31, 2007, Class A shares of the MFS Aggressive Growth Allocation Fund provided a total return of 22.45%, at net asset value. This compares with a return of 22.79% for the fund's benchmark, the Standard & Poor's 500 Stock Index. The fund's blended benchmark (MFS Aggressive Growth Allocation Fund Custom Blend), which is comprised of 80% S&P 500 Index and 20% MSCI EAFE Index, returned 23.72%.

DETRACTORS FROM PERFORMANCE

The primary detractor from absolute performance was our investments in growth-oriented funds. Allocation to the MFS Strategic Growth Fund, MFS Mid Cap Growth Fund, and MFS New Discovery Fund held back performance during the reporting period.

CONTRIBUTORS TO PERFORMANCE

The major contributors to absolute performance included the fund's investments in international funds and domestic value funds. Investments in the MFS Value Fund and the MFS International New Discovery Fund benefited performance.

Respectfully,

Joseph C. Flaherty, Jr.
Portfolio Manager
On behalf of the MFS Quantitative Research Group

The MFS Quantitative Research Group is responsible for the overall management of the portfolios.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 5/31/07         MFS(R) CONSERVATIVE ALLOCATION FUND

The following charts illustrate the historical performance of each fund's Class A shares in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.)

                MFS Conservative         Lehman Brothers      MFS Conservative
               Allocation Fund --        U.S. Aggregate        Allocation Fund
                    Class A                Bond Index           Custom Blend
5/02                $ 9,425                 $10,000               $10,000
5/03                  9,755                  11,057                10,525
5/04                 10,423                  11,009                11,328
5/05                 11,135                  11,760                12,159
5/06                 11,714                  11,704                12,706
5/07                 13,149                  12,483                14,355

TOTAL RETURNS THROUGH 5/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date                1-yr        Life (t)
---------------------------------------------------------------------------
        A                 6/28/02                      12.25%         6.99%
---------------------------------------------------------------------------
        B                 6/28/02                      11.52%         6.30%
---------------------------------------------------------------------------
        C                 6/28/02                      11.47%         6.31%
---------------------------------------------------------------------------
        I                 6/28/02                      12.72%         7.39%
---------------------------------------------------------------------------
        R                12/31/02                      12.13%         6.83%
---------------------------------------------------------------------------
       R1                 4/01/05                      11.44%         6.27%
---------------------------------------------------------------------------
       R2                 4/01/05                      11.83%         6.42%
---------------------------------------------------------------------------
       R3                10/31/03                      12.00%         6.55%
---------------------------------------------------------------------------
       R4                 4/01/05                      12.18%         6.98%
---------------------------------------------------------------------------
       R5                 4/01/05                      12.53%         7.12%
---------------------------------------------------------------------------
      529A                7/31/02                      12.00%         6.75%
---------------------------------------------------------------------------
      529B                7/31/02                      11.24%         6.04%
---------------------------------------------------------------------------
      529C                7/31/02                      11.22%         6.06%
---------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
---------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond Index (f)           6.65%         4.59%
---------------------------------------------------------------------------
MFS Conservative Allocation Fund Custom Blend (f)(w)   12.98%         7.59%
---------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

Share class                                            1-yr        Life (t)
---------------------------------------------------------------------------
        A                                              5.80%         5.71%
With Initial Sales Charge (5.75%)
---------------------------------------------------------------------------
        B                                               7.52%         5.98%
With CDSC (Declining over six years from 4% to 0%) (x)
---------------------------------------------------------------------------
        C                                              10.47%         6.31%
With CDSC (1% for 12 months) (x)
---------------------------------------------------------------------------
      529A                                              5.56%         5.47%
With Initial Sales Charge (5.75%)
---------------------------------------------------------------------------
      529B                                              7.24%         5.71%
With CDSC (Declining over six years from 4% to 0%) (x)
---------------------------------------------------------------------------
      529C                                             10.22%         6.06%
With CDSC (1% for 12 months) (x)
---------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC -- Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.
(w) Comprised of the following indices: Standard & Poor's 500 Stock Index (35%), MSCI EAFE (Europe, Australasia, Far East) Index (5%), Lehman Brothers U.S. Aggregate Bond Index (50%), Lehman Brothers Three-Month Treasury Bill Index (10%).
(x) Assuming redemption at the end of the applicable period.

PERFORMANCE SUMMARY THROUGH 5/31/07           MFS(R) MODERATE ALLOCATION FUND

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.)

                  MFS Moderate                                  MFS Moderate
               Allocation Fund --       Standard & Poor's      Allocation Fund
                    Class A              500 Stock Index        Custom Blend
6/02                $ 9,425                 $10,000               $10,000
5/03                  9,745                   9,891                10,316
5/04                 10,909                  11,703                11,553
5/05                 11,839                  12,668                12,502
5/06                 12,727                  13,762                13,382
5/07                 14,766                  16,898                15,591


TOTAL RETURNS THROUGH 5/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date                1-yr        Life (t)
--------------------------------------------------------------------------
        A                 6/28/02                     16.02%         9.54%
--------------------------------------------------------------------------
        B                 6/28/02                     15.26%         8.87%
--------------------------------------------------------------------------
        C                 6/28/02                     15.22%         8.87%
--------------------------------------------------------------------------
        I                 6/28/02                     16.41%         9.97%
--------------------------------------------------------------------------
        R                12/31/02                     15.83%         9.37%
--------------------------------------------------------------------------
       R1                 4/01/05                     15.06%         8.81%
--------------------------------------------------------------------------
       R2                 4/01/05                     15.51%         8.98%
--------------------------------------------------------------------------
       R3                10/31/03                     15.56%         9.11%
--------------------------------------------------------------------------
       R4                 4/01/05                     15.85%         9.51%
--------------------------------------------------------------------------
       R5                 4/01/05                     16.24%         9.64%
--------------------------------------------------------------------------
      529A                7/31/02                     15.67%         9.28%
--------------------------------------------------------------------------
      529B                7/31/02                     14.93%         8.61%
--------------------------------------------------------------------------
      529C                7/31/02                     14.94%         8.62%
--------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
--------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (f)                 22.79%        11.20%
--------------------------------------------------------------------------
MFS Moderate Allocation Fund Custom Blend (f)(w)      16.50%         9.40%
--------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

Share class                                            1-yr        Life (t)
--------------------------------------------------------------------------
        A                                              9.35%         8.23%
With Initial Sales Charge (5.75%)
--------------------------------------------------------------------------
        B                                             11.26%         8.58%
With CDSC (Declining over six years from 4% to 0%) (x)
--------------------------------------------------------------------------
        C                                             14.22%         8.87%
With CDSC (1% for 12 months) (x)
--------------------------------------------------------------------------
      529A                                             9.02%         7.97%
With Initial Sales Charge (5.75%)
--------------------------------------------------------------------------
      529B                                            10.93%         8.31%
With CDSC (Declining over six years from 4% to 0%) (x)
--------------------------------------------------------------------------
      529C                                            13.94%         8.62%
With CDSC (1% for 12 months) (x)
--------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC -- Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.
(w) Comprised of the following indices: Standard & Poor's 500 Stock Index (50%), MSCI EAFE (Europe, Australasia, Far East) Index (10%), Lehman Brothers U.S. Aggregate Bond Index (35%), Lehman Brothers Three-Month Treasury Bill Index (5%).
(x) Assuming redemption at the end of the applicable period.

PERFORMANCE SUMMARY THROUGH 5/31/07               MFS(R) GROWTH ALLOCATION FUND

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.)

                   MFS Growth              MFS Growth
                 Allocation Fund --      Allocation Fund      Standard & Poor's
                    Class A               Custom Blend         500 Stock Index
6/02                $ 9,425                 $10,000               $10,000
5/03                  9,585                  10,070                 9,891
5/04                 11,331                  11,801                11,703
5/05                 12,397                  12,909                12,668
5/06                 13,777                  14,274                13,762
5/07                 16,480                  17,177                16,898

TOTAL RETURNS THROUGH 5/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date                1-yr        Life (t)

        A                 6/28/02                     19.63%        12.01%
--------------------------------------------------------------------------
        B                 6/28/02                     18.85%        11.28%
--------------------------------------------------------------------------
        C                 6/28/02                     18.82%        11.27%
--------------------------------------------------------------------------
        I                 6/28/02                     20.02%        12.39%
--------------------------------------------------------------------------
        R                12/31/02                     19.39%        11.88%
--------------------------------------------------------------------------
       R1                 4/01/05                     18.72%        11.23%
--------------------------------------------------------------------------
       R2                 4/01/05                     19.17%        11.39%
--------------------------------------------------------------------------
       R3                10/31/03                     19.19%        11.49%
--------------------------------------------------------------------------
       R4                 4/01/05                     19.55%        11.98%
--------------------------------------------------------------------------
       R5                 4/01/05                     19.88%        12.15%
--------------------------------------------------------------------------
      529A                7/31/02                     19.32%        11.73%
--------------------------------------------------------------------------
      529B                7/31/02                     18.52%        10.96%
--------------------------------------------------------------------------
      529C                7/31/02                     18.50%        10.99%
--------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
--------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (f)                 22.79%        11.20%
--------------------------------------------------------------------------
MFS Growth Allocation Fund Custom Blend (f)(w)        20.34%        11.57%
--------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

Share class                                            1-yr        Life (t)
--------------------------------------------------------------------------
        A                                             12.75%        10.67%
With Initial Sales Charge (5.75%)
--------------------------------------------------------------------------
        B                                             14.85%        11.01%
With CDSC (Declining over six years from 4% to 0%) (x)
--------------------------------------------------------------------------
        C                                             17.82%        11.27%
With CDSC (1% for 12 months) (x)
--------------------------------------------------------------------------
      529A                                            12.46%        10.40%
With Initial Sales Charge (5.75%)
--------------------------------------------------------------------------
      529B                                            14.52%        10.69%
With CDSC (Declining over six years from 4% to 0%) (x)
--------------------------------------------------------------------------
      529C                                            17.50%        10.99%
With CDSC (1% for 12 months) (x)
--------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC -- Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.
(w) Comprised of the following indices: Standard & Poor's 500 Stock Index (60%), MSCI EAFE (Europe, Australasia, Far East) Index (20%), Lehman Brothers U.S. Aggregate Bond Index (20%).
(x) Assuming redemption at the end of the applicable period.

PERFORMANCE SUMMARY THROUGH 5/31/07     MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.)

              MFS Aggressive Growth    MFS Aggressive Growth
               Allocation Fund --         Allocation Fund      Standard & Poor's
                   Class A                 Custom Blend         500 Stock Index
6/02              $ 9,425                    $10,000               $10,000
5/03                9,302                      9,808                 9,891
5/04               11,423                     11,887                11,703
5/05               12,449                     13,028                12,668
5/06               14,060                     14,652                13,762
5/07               17,218                     18,127                16,898

TOTAL RETURNS THROUGH 5/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date                1-yr        Life (t)
--------------------------------------------------------------------------
        A                 6/28/02                     22.45%        13.01%
--------------------------------------------------------------------------
        B                 6/28/02                     21.60%        12.33%
--------------------------------------------------------------------------
        C                 6/28/02                     21.65%        12.31%
--------------------------------------------------------------------------
        I                 6/28/02                     22.91%        13.43%
--------------------------------------------------------------------------
        R                12/31/02                     22.31%        12.88%
--------------------------------------------------------------------------
       R1                 4/01/05                     21.58%        12.29%
--------------------------------------------------------------------------
       R2                 4/01/05                     21.95%        12.46%
--------------------------------------------------------------------------
       R3                10/31/03                     22.12%        12.59%
--------------------------------------------------------------------------
       R4                 4/01/05                     22.41%        12.98%
--------------------------------------------------------------------------
       R5                 4/01/05                     22.81%        13.14%
--------------------------------------------------------------------------
      529A                7/31/02                     22.16%        12.79%
--------------------------------------------------------------------------
      529B                7/31/02                     21.37%        11.99%
--------------------------------------------------------------------------
      529C                7/31/02                     21.39%        12.05%
--------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
--------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (f)                 22.79%        11.20%
--------------------------------------------------------------------------
MFS Aggressive Growth Allocation Fund
Custom Blend (f)(w)                                   23.72%        12.79%
--------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

Share class                                            1-yr        Life (t)
--------------------------------------------------------------------------
        A                                             15.41%        11.66%
With Initial Sales Charge (5.75%)
--------------------------------------------------------------------------
        B                                             17.60%        12.07%
With CDSC (Declining over six years from 4% to 0%) (x)
--------------------------------------------------------------------------
        C                                             20.65%        12.31%
With CDSC (1% for 12 months) (x)
--------------------------------------------------------------------------
      529A                                            15.13%        11.45%
With Initial Sales Charge (5.75%)
--------------------------------------------------------------------------
      529B                                            17.37%        11.73%
With CDSC (Declining over six years from 4% to 0%) (x)
--------------------------------------------------------------------------
      529C                                            20.39%        12.05%
With CDSC (1% for 12 months) (x)
--------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC -- Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.
(w) Comprised of the following indices: Standard & Poor's 500 Stock Index (80%), MSCI EAFE (Europe, Australasia, Far East) Index (20%).
(x) Assuming redemption at the end of the applicable period.

NOTES TO PERFORMANCE SUMMARY

INDEX DEFINITIONS

Lehman Brothers Three-Month Treasury Bill Index - derived from secondary market Treasury bill rates published by the Federal Reserve Bank.

Lehman Brothers U.S. Aggregate Bond Index - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index - a market capitalization index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

Standard & Poor's 500 Stock Index - a market capitalization index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance for Class R, R4, R5 and 529A shares includes the performance of each fund's Class A shares for periods prior to their offering. Performance for Class R1, R2, R3 and 529B shares includes the performance of each fund's Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of each fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund's performance results would be less favorable.

Please see the prospectus and financial statements for complete details.

EXPENSE TABLES

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, DECEMBER 1, 2006 THROUGH MAY 31, 2007.

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2006 through May 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the funds will vary. If these transactional and indirect costs were included, your costs would have been higher.

MFS(R) CONSERVATIVE ALLOCATION FUND

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    12/01/06-
Class                       Ratio     12/01/06          5/31/07        5/31/07
--------------------------------------------------------------------------------
        Actual              0.44%     $1,000.00        $1,051.40        $2.25
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.44%     $1,000.00        $1,022.74        $2.22
--------------------------------------------------------------------------------
        Actual              1.09%     $1,000.00        $1,047.30        $5.56
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.09%     $1,000.00        $1,019.50        $5.49
--------------------------------------------------------------------------------
        Actual              1.09%     $1,000.00        $1,047.60        $5.56
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.09%     $1,000.00        $1,019.50        $5.49
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00        $1,053.60        $0.51
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00        $1,024.43        $0.50
--------------------------------------------------------------------------------
        Actual              0.59%     $1,000.00        $1,050.80        $3.02
  R     ------------------------------------------------------------------------
        Hypothetical (h)    0.59%     $1,000.00        $1,021.99        $2.97
--------------------------------------------------------------------------------
        Actual              1.19%     $1,000.00        $1,047.80        $6.08
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.19%     $1,000.00        $1,019.00        $5.99
--------------------------------------------------------------------------------
        Actual              0.84%     $1,000.00        $1,049.20        $4.29
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.84%     $1,000.00        $1,020.74        $4.23
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00        $1,049.80        $3.83
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.75%     $1,000.00        $1,021.19        $3.78
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00        $1,050.60        $2.56
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00        $1,022.44        $2.52
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00        $1,052.30        $1.02
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00        $1,023.93        $1.01
--------------------------------------------------------------------------------
        Actual              0.70%     $1,000.00        $1,049.60        $3.58
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    0.70%     $1,000.00        $1,021.44        $3.53
--------------------------------------------------------------------------------
        Actual              1.35%     $1,000.00        $1,046.20        $6.89
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    1.35%     $1,000.00        $1,018.20        $6.79
--------------------------------------------------------------------------------
        Actual              1.35%     $1,000.00        $1,046.60        $6.89
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    1.35%     $1,000.00        $1,018.20        $6.79
--------------------------------------------------------------------------------

MFS(R) MODERATE ALLOCATION FUND

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    12/01/06-
Class                       Ratio     12/01/06          5/31/07        5/31/07
--------------------------------------------------------------------------------
        Actual              0.44%     $1,000.00        $1,074.30        $2.28
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.44%     $1,000.00        $1,022.74        $2.22
--------------------------------------------------------------------------------
        Actual              1.09%     $1,000.00        $1,070.50        $5.63
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.09%     $1,000.00        $1,019.50        $5.49
--------------------------------------------------------------------------------
        Actual              1.09%     $1,000.00        $1,070.80        $5.63
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.09%     $1,000.00        $1,019.50        $5.49
--------------------------------------------------------------------------------
        Actual              0.09%     $1,000.00        $1,075.60        $0.47
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.09%     $1,000.00        $1,024.48        $0.45
--------------------------------------------------------------------------------
        Actual              0.59%     $1,000.00        $1,073.00        $3.05
  R     ------------------------------------------------------------------------
        Hypothetical (h)    0.59%     $1,000.00        $1,021.99        $2.97
--------------------------------------------------------------------------------
        Actual              1.19%     $1,000.00        $1,069.60        $6.14
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.19%     $1,000.00        $1,019.00        $5.99
--------------------------------------------------------------------------------
        Actual              0.84%     $1,000.00        $1,071.80        $4.34
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.84%     $1,000.00        $1,020.74        $4.23
--------------------------------------------------------------------------------
        Actual              0.74%     $1,000.00        $1,071.70        $3.82
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.74%     $1,000.00        $1,021.24        $3.73
--------------------------------------------------------------------------------
        Actual              0.49%     $1,000.00        $1,073.30        $2.53
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.49%     $1,000.00        $1,022.49        $2.47
--------------------------------------------------------------------------------
        Actual              0.19%     $1,000.00        $1,074.70        $0.98
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.19%     $1,000.00        $1,023.98        $0.96
--------------------------------------------------------------------------------
        Actual              0.69%     $1,000.00        $1,072.30        $3.56
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    0.69%     $1,000.00        $1,021.49        $3.48
--------------------------------------------------------------------------------
        Actual              1.34%     $1,000.00        $1,069.30        $6.91
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    1.34%     $1,000.00        $1,018.25        $6.74
--------------------------------------------------------------------------------
        Actual              1.34%     $1,000.00        $1,068.70        $6.91
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    1.34%     $1,000.00        $1,018.25        $6.74
--------------------------------------------------------------------------------

MFS(R) GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    12/01/06-
Class                       Ratio     12/01/06          5/31/07        5/31/07
--------------------------------------------------------------------------------
        Actual              0.44%     $1,000.00        $1,098.90        $2.30
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.44%     $1,000.00        $1,022.74        $2.22
--------------------------------------------------------------------------------
        Actual              1.09%     $1,000.00        $1,095.00        $5.69
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.09%     $1,000.00        $1,019.50        $5.49
--------------------------------------------------------------------------------
        Actual              1.09%     $1,000.00        $1,095.30        $5.69
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.09%     $1,000.00        $1,019.50        $5.49
--------------------------------------------------------------------------------
        Actual              0.09%     $1,000.00        $1,100.90        $0.47
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.09%     $1,000.00        $1,024.48        $0.45
--------------------------------------------------------------------------------
        Actual              0.59%     $1,000.00        $1,098.00        $3.09
  R     ------------------------------------------------------------------------
        Hypothetical (h)    0.59%     $1,000.00        $1,021.99        $2.97
--------------------------------------------------------------------------------
        Actual              1.19%     $1,000.00        $1,095.30        $6.22
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.19%     $1,000.00        $1,019.00        $5.99
--------------------------------------------------------------------------------
        Actual              0.83%     $1,000.00        $1,096.70        $4.34
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.83%     $1,000.00        $1,020.79        $4.18
--------------------------------------------------------------------------------
        Actual              0.74%     $1,000.00        $1,096.80        $3.87
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.74%     $1,000.00        $1,021.24        $3.73
--------------------------------------------------------------------------------
        Actual              0.49%     $1,000.00        $1,098.70        $2.56
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.49%     $1,000.00        $1,022.49        $2.47
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00        $1,100.60        $1.05
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00        $1,023.93        $1.01
--------------------------------------------------------------------------------
        Actual              0.69%     $1,000.00        $1,097.10        $3.61
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    0.69%     $1,000.00        $1,021.49        $3.48
--------------------------------------------------------------------------------
        Actual              1.34%     $1,000.00        $1,093.70        $6.99
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    1.34%     $1,000.00        $1,018.25        $6.74
--------------------------------------------------------------------------------
        Actual              1.34%     $1,000.00        $1,094.20        $7.00
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    1.34%     $1,000.00        $1,018.25        $6.74
--------------------------------------------------------------------------------

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    12/01/06-
Class                       Ratio     12/01/06          5/31/07        5/31/07
--------------------------------------------------------------------------------
        Actual              0.44%     $1,000.00        $1,121.30        $2.33
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.44%     $1,000.00        $1,022.74        $2.22
--------------------------------------------------------------------------------
        Actual              1.09%     $1,000.00        $1,117.20        $5.75
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.09%     $1,000.00        $1,019.50        $5.49
--------------------------------------------------------------------------------
        Actual              1.09%     $1,000.00        $1,117.60        $5.75
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.09%     $1,000.00        $1,019.50        $5.49
--------------------------------------------------------------------------------
        Actual              0.09%     $1,000.00        $1,123.40        $0.48
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.09%     $1,000.00        $1,024.48        $0.45
--------------------------------------------------------------------------------
        Actual              0.59%     $1,000.00        $1,121.00        $3.12
  R     ------------------------------------------------------------------------
        Hypothetical (h)    0.59%     $1,000.00        $1,021.99        $2.97
--------------------------------------------------------------------------------
        Actual              1.19%     $1,000.00        $1,117.20        $6.28
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.19%     $1,000.00        $1,019.00        $5.99
--------------------------------------------------------------------------------
        Actual              0.84%     $1,000.00        $1,119.40        $4.44
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.84%     $1,000.00        $1,020.74        $4.23
--------------------------------------------------------------------------------
        Actual              0.74%     $1,000.00        $1,120.10        $3.91
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.74%     $1,000.00        $1,021.24        $3.73
--------------------------------------------------------------------------------
        Actual              0.49%     $1,000.00        $1,120.50        $2.59
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.49%     $1,000.00        $1,022.49        $2.47
--------------------------------------------------------------------------------
        Actual              0.19%     $1,000.00        $1,123.00        $1.01
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.19%     $1,000.00        $1,023.98        $0.96
--------------------------------------------------------------------------------
        Actual              0.69%     $1,000.00        $1,120.30        $3.65
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    0.69%     $1,000.00        $1,021.49        $3.48
--------------------------------------------------------------------------------
        Actual              1.34%     $1,000.00        $1,116.40        $7.07
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    1.34%     $1,000.00        $1,018.25        $6.74
--------------------------------------------------------------------------------
        Actual              1.34%     $1,000.00        $1,116.70        $7.07
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    1.34%     $1,000.00        $1,018.25        $6.74
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

PORTFOLIOS OF INVESTMENTS
5/31/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS(R) CONSERVATIVE ALLOCATION FUND

Mutual Funds - 100.0%
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I (h)                                                     7,856,192         $   73,376,836
MFS Intermediate Investment Grade Bond Fund - Class I (h)                                       11,279,554            110,314,040
MFS Limited Maturity Fund - Class I (h)                                                         23,168,217            147,581,541
MFS Money Market Fund (h)                                                                       74,076,643             74,076,643
MFS Research Bond Fund - Class I                                                                 3,701,703             36,720,892
MFS Research Fund - Class I                                                                      4,212,322            112,974,487
MFS Research International Fund - Class I                                                        1,740,590             37,492,315
MFS Strategic Growth Fund - Class I (a)                                                          1,651,039             37,627,171
MFS Value Fund - Class I                                                                         3,837,553            113,054,324
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $652,241,800)                                                                 $  743,218,249
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 6/01/07, at Amortized Cost and Value (y)        $    398,000         $      398,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $652,639,800)                                                                  $  743,616,249
---------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.1)%                                                                                  (537,690)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                $  743,078,559
---------------------------------------------------------------------------------------------------------------------------------


MFS(R) MODERATE ALLOCATION FUND

Mutual Funds - 100.0%
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I (h)                                                    23,992,229         $  224,087,423
MFS High Income Fund - Class I (h)                                                              28,764,474            114,194,963
MFS Intermediate Investment Grade Bond Fund - Class I (h)                                       22,982,644            224,770,254
MFS Mid Cap Growth Fund - Class I (a)(h)                                                        10,922,512            118,290,810
MFS Mid Cap Value Fund - Class I (h)                                                             7,220,102            117,832,067
MFS Money Market Fund (h)                                                                      113,360,723            113,360,723
MFS Research Bond Fund - Class I (h)                                                            22,610,641            224,297,558
MFS Research Fund - Class I (h)                                                                 13,112,493            351,677,061
MFS Research International Fund - Class I                                                       10,825,027            233,171,078
MFS Strategic Growth Fund - Class I (a)(h)                                                      10,277,169            234,216,673
MFS Value Fund - Class I                                                                        11,940,650            351,771,536
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $1,887,866,922)                                                               $2,307,670,146
---------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0%                                                                                       525,664
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                $2,308,195,810
---------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments - continued

MFS(R) GROWTH ALLOCATION FUND

Mutual Funds - 100.0%
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I (h)                                                    14,715,717         $  137,444,791
MFS High Income Fund - Class I (h)                                                              35,070,793            139,231,049
MFS International New Discovery Fund - Class I                                                   4,522,865            141,384,747
MFS Mid Cap Growth Fund - Class I (a)(h)                                                        26,319,288            285,037,884
MFS Mid Cap Value Fund - Class I (h)                                                            17,404,447            284,040,574
MFS Research Bond Fund - Class I (h)                                                            27,726,235            275,044,251
MFS Research Fund - Class I (h)                                                                 10,551,010            282,978,083
MFS Research International Fund - Class I (h)                                                   19,664,222            423,567,332
MFS Strategic Growth Fund - Class I (a)(h)                                                      18,597,383            423,834,351
MFS Value Fund - Class I                                                                        14,406,401            424,412,562
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $2,206,268,183)                                                               $2,816,975,624
---------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0%                                                                                       681,270
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                $2,817,656,894
---------------------------------------------------------------------------------------------------------------------------------

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

Mutual Funds - 99.9%
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                   4,331,616         $  135,406,330
MFS Mid Cap Growth Fund - Class I (a)(h)                                                        18,845,198            204,093,499
MFS Mid Cap Value Fund - Class I (h)                                                            12,502,265            204,036,968
MFS New Discovery Fund - Class I (a)(h)                                                          3,095,578             67,947,938
MFS Research Fund - Class I                                                                      5,061,318            135,744,558
MFS Research International Fund - Class I                                                        6,285,623            135,392,316
MFS Strategic Growth Fund - Class I (a)(h)                                                      11,916,218            271,570,598
MFS Value Fund - Class I                                                                         6,898,465            203,228,782
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $1,006,775,279)                                                               $1,357,420,989
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 6/01/07, at Amortized Cost and Value (y)        $    855,000         $      855,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,007,630,279)                                                                $1,358,275,989
---------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0%                                                                                      (402,334)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                $1,357,873,655
---------------------------------------------------------------------------------------------------------------------------------

Portfolio Footnotes:

(a) Non-income producing security.
(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
At 5/31/07

These statements represent each fund's balance sheet, which detail the assets and liabilities comprising the total value of the fund.

                                                                                                                                MFS
                                                                          MFS               MFS               MFS        AGGRESSIVE
                                                                 CONSERVATIVE          MODERATE            GROWTH            GROWTH
                                                                   ALLOCATION        ALLOCATION        ALLOCATION        ALLOCATION
                                                                         FUND              FUND              FUND              FUND
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments
Unaffiliated issuers (Identified cost, $234,656,951,
$388,155,114, $391,348,487, and $426,373,587, respectively)      $338,267,189      $584,942,614      $565,797,309      $610,626,986
Affiliated issuers (identified cost, $417,982,849,
$1,499,711,808, $1,814,919,696, and $581,256,692, respectively)   405,349,060     1,722,727,532     2,251,178,315       747,649,003
-----------------------------------------------------------------------------------------------------------------------------------
Total investments, at value (identified cost, $652,639,800,
$1,887,866,922, $2,206,268,183, and $1,007,630,279,
respectively)                                                    $743,616,249    $2,307,670,146    $2,816,975,624    $1,358,275,989
Cash                                                                      741               210                --               444
Receivable for investments sold                                     3,266,237         7,730,288         8,988,289         3,826,402
Receivable for fund shares sold                                     2,136,220         8,052,479         6,730,454         4,594,964
Dividends receivable                                                1,839,904         4,012,095         2,590,017                --
Receivable from investment adviser                                        640               369             2,292             6,708
Other assets                                                            7,995            23,674            28,186            13,360
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     $750,867,986    $2,327,489,261    $2,835,314,862    $1,366,717,867
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Notes payable                                                             $--          $694,000               $--               $--
Payable to custodian                                                       --                --           138,571                --
Payable for investments purchased                                   2,040,339         4,009,450         2,830,170           160,402
Payable for fund shares reacquired                                  5,296,586        13,705,821        13,690,027         8,045,558
Payable to affiliates
  Shareholder servicing costs                                         255,560           558,194           623,584           447,248
  Distribution and service fees                                        25,208            80,748            98,457            42,083
  Administrative services fee                                              96                96                96                96
  Program manager fee                                                     616             1,056             1,425             1,149
  Retirement plan administration and service fees                         505             1,899             2,061             1,518
Payable for independent trustees' compensation                            352               596               366                --
Accrued expenses and other liabilities                                170,165           241,591           273,211           146,158
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  $7,789,427       $19,293,451       $17,657,968        $8,844,212
-----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                       $743,078,559    $2,308,195,810    $2,817,656,894    $1,357,873,655
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $639,223,216    $1,851,471,065    $2,156,705,128      $986,867,830
Unrealized appreciation (depreciation) on investments              90,976,449       419,803,224       610,707,441       350,645,710
Accumulated net realized gain (loss) on investments                 5,762,968        23,197,486        44,814,864        19,716,632
Undistributed net investment income                                 7,115,926        13,724,035         5,429,461           643,483
-----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                       $743,078,559    $2,308,195,810    $2,817,656,894    $1,357,873,655
-----------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities - continued

                                                                                                                                MFS
                                                                          MFS               MFS               MFS        AGGRESSIVE
                                                                 CONSERVATIVE          MODERATE            GROWTH            GROWTH
                                                                   ALLOCATION        ALLOCATION        ALLOCATION        ALLOCATION
                                                                         FUND              FUND              FUND              FUND
Net assets
  Class A                                                        $298,190,015      $905,701,887    $1,129,667,289      $513,017,150
  Class B                                                         162,209,642       559,478,454       690,098,486       263,272,083
  Class C                                                         139,457,087       455,610,771       542,939,297       213,653,313
  Class I                                                          24,781,826        44,957,349        61,883,140        60,172,794
  Class R                                                          14,627,913        40,502,591        52,013,307        28,325,067
  Class R1                                                          4,739,012        14,506,688        17,596,359        12,146,424
  Class R2                                                          2,992,145        11,023,220        17,955,172         7,597,575
  Class R3                                                         21,885,002        68,519,483        71,127,916        45,727,096
  Class R4                                                         13,700,689        87,814,492        80,682,947        45,123,562
  Class R5                                                         15,512,220        42,689,770        49,144,019        84,407,159
  Class 529A                                                       26,359,146        37,440,736        49,947,845        44,562,825
  Class 529B                                                        3,778,566        22,586,119        34,319,454        26,886,725
  Class 529C                                                       14,845,296        17,364,250        20,281,663        12,981,882
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $743,078,559    $2,308,195,810    $2,817,656,894    $1,357,873,655
-----------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
  Class A                                                          23,708,558        63,486,503        70,381,896        29,693,254
  Class B                                                          13,013,641        39,605,329        43,592,746        15,455,804
  Class C                                                          11,207,535        32,298,360        34,332,194        12,550,901
  Class I                                                           1,956,592         3,122,929         3,829,196         3,447,958
  Class R                                                           1,168,678         2,852,909         3,247,897         1,644,273
  Class R1                                                            385,046         1,040,665         1,125,433           720,427
  Class R2                                                            241,756           777,433         1,143,238           448,525
  Class R3                                                          1,771,240         4,866,162         4,495,140         2,680,945
  Class R4                                                          1,094,117         6,183,712         5,051,970         2,624,363
  Class R5                                                          1,233,192         2,994,830         3,059,880         4,885,903
  Class 529A                                                        2,105,240         2,636,763         3,128,783         2,591,380
  Class 529B                                                          304,656         1,612,504         2,182,571         1,593,494
  Class 529C                                                        1,201,653         1,236,917         1,290,934           769,157
-----------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                    59,391,904       162,715,016       176,861,878        79,106,384
-----------------------------------------------------------------------------------------------------------------------------------

Class A shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value per share
  (net assets/shares of beneficial interest outstanding)               $12.58            $14.27            $16.05            $17.28
-----------------------------------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)       $13.35            $15.14            $17.03            $18.33
-----------------------------------------------------------------------------------------------------------------------------------

Class B shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share
  (net assets/shares of beneficial interest outstanding)               $12.46            $14.13            $15.83            $17.03
-----------------------------------------------------------------------------------------------------------------------------------

Class C shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share
  (net assets/shares of beneficial interest outstanding)               $12.44            $14.11            $15.81            $17.02
-----------------------------------------------------------------------------------------------------------------------------------

Class I shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share
  (net assets/shares of beneficial interest outstanding)               $12.67            $14.40            $16.16            $17.45
-----------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities - continued

                                                                                                                                MFS
                                                                            MFS             MFS               MFS        AGGRESSIVE
                                                                   CONSERVATIVE        MODERATE            GROWTH            GROWTH
                                                                     ALLOCATION      ALLOCATION        ALLOCATION        ALLOCATION
                                                                           FUND            FUND              FUND              FUND
Class R shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share
  (net assets/shares of beneficial interest outstanding)                 $12.52          $14.20            $16.01            $17.23
-----------------------------------------------------------------------------------------------------------------------------------

Class R1 shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share
  (net assets/shares of beneficial interest outstanding)                 $12.31          $13.94            $15.64            $16.86
-----------------------------------------------------------------------------------------------------------------------------------

Class R2 shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share
  (net assets/shares of beneficial interest outstanding)                 $12.38          $14.18            $15.71            $16.94
-----------------------------------------------------------------------------------------------------------------------------------

Class R3 shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share
  (net assets/shares of beneficial interest outstanding)                 $12.36          $14.08            $15.82            $17.06
-----------------------------------------------------------------------------------------------------------------------------------

Class R4 shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share
  (net assets/shares of beneficial interest outstanding)                 $12.52          $14.20            $15.97            $17.19
-----------------------------------------------------------------------------------------------------------------------------------

Class R5 shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share
  (net assets/shares of beneficial interest outstanding)                 $12.58          $14.25            $16.06            $17.28
-----------------------------------------------------------------------------------------------------------------------------------

Class 529A shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value per share
  (net assets/shares of beneficial interest outstanding)                 $12.52          $14.20            $15.96            $17.20
-----------------------------------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)         $13.28          $15.07            $16.93            $18.25
-----------------------------------------------------------------------------------------------------------------------------------

Class 529B shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share
  (net assets/shares of beneficial interest outstanding)                 $12.40          $14.01            $15.72            $16.87
-----------------------------------------------------------------------------------------------------------------------------------

Class 529C shares
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share
  (net assets/shares of beneficial interest outstanding)                 $12.35          $14.04            $15.71            $16.88
-----------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF OPERATIONS
Year ended 5/31/07

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains and/or losses generated by each fund's operations.

                                                                                                                                MFS
                                                                           MFS              MFS               MFS        AGGRESSIVE
                                                                  CONSERVATIVE         MODERATE            GROWTH            GROWTH
                                                                    ALLOCATION       ALLOCATION        ALLOCATION        ALLOCATION
                                                                          FUND             FUND              FUND              FUND

NET INVESTMENT INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends (including $18,510,694, $50,507,560, $36,488,976, and
$6,060,778 received from affiliated issuers, respectively)         $23,038,374      $55,705,850       $43,845,691        $7,644,387
Interest                                                               247,275          558,260           542,950            94,241
-----------------------------------------------------------------------------------------------------------------------------------
Total investment income                                            $23,285,649      $56,264,110       $44,388,641        $7,738,628
-----------------------------------------------------------------------------------------------------------------------------------
Expenses
  Distribution and service fees                                     $4,344,449      $13,755,864       $16,046,212        $6,624,387
  Program manager fees                                                  92,720          168,771           220,719           176,153
  Shareholder servicing costs                                          506,675        1,454,494         1,860,411         1,053,447
  Administrative services fee                                           17,502           17,502            17,502            17,502
  Retirement plan administration and services fees                      63,727          264,830           279,339           207,613
  Independent trustees' compensation                                    20,202           47,691            46,849            24,332
  Custodian fee                                                        139,862          314,661           323,075           176,548
  Shareholder communications                                            59,517          161,142           229,149           113,258
  Auditing fees                                                         31,603           31,603            31,761            31,604
  Legal fees                                                            13,979           42,469            46,326            22,543
  Miscellaneous                                                        161,269          182,602           219,478           138,283
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                      $5,451,505      $16,441,629       $19,320,821        $8,585,670
-----------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (27,436)         (83,572)          (97,279)          (32,452)
  Reduction of expenses by investment adviser                         (294,433)        (259,893)         (483,791)         (504,059)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                        $5,129,636      $16,098,164       $18,739,751        $8,049,159
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                       $18,156,013      $40,165,946       $25,648,890         $(310,531)
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (including $825,522, $2,202,944,
  $3,609,201, and $946,192 from transactions in securities of
  affiliated issuers, respectively)                                 $4,557,478       $9,619,863        $6,074,071        $3,266,910
  Capital gain distributions from underlying funds (including
  $--, $2,919,564, $40,895,050, and $4,793,172 from affiliated
  underlying funds, respectively)                                    6,087,735       31,471,004        62,916,718        30,809,176
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                            $10,645,213      $41,090,867       $68,990,789       $34,076,086
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on investments    $48,750,120     $228,218,933      $350,856,728      $205,718,948
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments             $59,395,333     $269,309,800      $419,847,517      $239,795,034
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $77,551,346     $309,475,746      $445,496,407      $239,484,503
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
Year ended 5/31/07

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions

                                                                                                                                MFS
                                                                          MFS               MFS               MFS        AGGRESSIVE
                                                                 CONSERVATIVE          MODERATE            GROWTH            GROWTH
                                                                   ALLOCATION        ALLOCATION        ALLOCATION        ALLOCATION
                                                                         FUND              FUND              FUND              FUND
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                      $18,156,013       $40,165,946       $25,648,890         $(310,531)
Net realized gain (loss) on investments                            10,645,213        41,090,867        68,990,789        34,076,086
Net unrealized gain (loss) on investments                          48,750,120       228,218,933       350,856,728       205,718,948
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $77,551,346      $309,475,746      $445,496,407      $239,484,503
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(8,047,361)     $(20,557,504)     $(19,623,520)      $(3,475,635)
  Class B                                                          (3,754,475)      (10,115,361)       (8,705,356)         (437,356)
  Class C                                                          (3,071,528)       (8,137,718)       (6,824,020)         (386,606)
  Class I                                                            (694,264)       (1,257,611)       (1,379,795)         (605,082)
  Class R                                                            (469,391)       (1,400,417)       (1,124,813)         (184,017)
  Class R1                                                            (59,481)         (206,875)         (166,644)          (35,069)
  Class R2                                                            (35,553)         (162,313)         (221,722)          (28,117)
  Class R3                                                           (289,774)         (847,800)         (736,355)         (159,837)
  Class R4                                                           (210,040)       (1,488,164)       (1,015,812)         (233,983)
  Class R5                                                           (448,669)         (999,752)         (869,654)         (706,907)
  Class 529A                                                         (603,102)         (760,420)         (743,059)         (211,796)
  Class 529B                                                          (55,385)         (349,595)         (350,466)               --
  Class 529C                                                         (273,988)         (271,993)         (212,205)           (2,883)

From net realized gain on investments
  Class A                                                          (3,273,325)       (9,825,340)      (14,528,490)       (6,945,838)
  Class B                                                          (1,978,346)       (6,524,987)       (9,419,031)       (3,780,826)
  Class C                                                          (1,604,366)       (5,183,898)       (7,266,987)       (2,931,376)
  Class I                                                            (253,775)         (530,366)         (880,116)         (859,367)
  Class R                                                            (202,039)         (714,535)         (912,656)         (482,292)
  Class R1                                                            (27,524)         (112,310)         (151,296)         (122,046)
  Class R2                                                            (15,087)          (79,252)         (175,775)          (62,097)
  Class R3                                                           (117,393)         (411,967)         (561,265)         (346,207)
  Class R4                                                            (81,356)         (683,914)         (703,163)         (400,698)
  Class R5                                                           (168,162)         (434,135)         (576,244)       (1,099,860)
  Class 529A                                                         (262,355)         (397,499)         (617,851)         (578,813)
  Class 529B                                                          (29,785)         (237,364)         (436,691)         (385,869)
  Class 529C                                                         (151,384)         (188,989)         (256,589)         (157,469)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(26,177,908)     $(71,880,079)     $(78,459,575)     $(24,620,046)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $62,533,469      $123,839,447      $259,838,799      $128,419,447
-----------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                       $113,906,907      $361,435,114      $626,875,631      $343,283,904
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                            629,171,652     1,946,760,696     2,190,781,263     1,014,589,751
At end of period                                                 $743,078,559    $2,308,195,810    $2,817,656,894    $1,357,873,655
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included in net assets
at end of period                                                   $7,115,926       $13,724,035        $5,429,461          $643,483
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

                                                                                                                                MFS
                                                                          MFS               MFS               MFS        AGGRESSIVE
                                                                 CONSERVATIVE          MODERATE            GROWTH            GROWTH
                                                                   ALLOCATION        ALLOCATION        ALLOCATION        ALLOCATION
Year ended 5/31/06                                                       FUND              FUND              FUND              FUND
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                      $13,389,715       $29,189,635       $15,811,482       $(2,364,869)
Net realized gain (loss) on investments                             9,588,015        38,423,417        61,870,219        33,191,490
Net unrealized gain (loss) on investments                           5,020,172        49,497,846       101,428,501        61,500,676
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $27,997,902      $117,110,898      $179,110,202       $92,327,297
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(5,862,170)     $(17,084,606)     $(17,599,390)      $(4,529,230)
  Class B                                                          (3,050,339)       (9,496,308)       (9,546,277)       (1,595,453)
  Class C                                                          (2,378,637)       (7,266,005)       (7,154,571)       (1,187,137)
  Class I                                                            (450,888)       (1,000,688)       (1,262,237)         (716,058)
  Class R                                                            (378,089)       (1,299,439)       (1,257,035)         (345,864)
  Class R1                                                            (12,773)          (46,720)          (77,867)          (25,329)
  Class R2                                                             (2,862)           (1,357)          (23,170)           (3,645)
  Class R3                                                            (31,324)         (130,295)         (148,922)          (55,929)
  Class R4                                                            (10,015)          (82,722)          (36,416)          (24,949)
  Class R5                                                           (243,633)         (603,241)         (671,791)       (1,030,206)
  Class 529A                                                         (360,507)         (617,289)         (694,400)         (332,511)
  Class 529B                                                          (25,919)         (247,341)         (362,090)         (131,005)
  Class 529C                                                         (171,744)         (212,055)         (213,096)          (53,538)

From net realized gain on investments
  Class A                                                            (667,739)       (2,854,523)       (5,338,406)       (3,008,650)
  Class B                                                            (467,731)       (2,092,832)       (3,810,045)       (1,713,635)
  Class C                                                            (356,343)       (1,567,618)       (2,819,843)       (1,293,060)
  Class I                                                             (45,245)         (147,582)         (338,464)         (381,167)
  Class R                                                             (44,761)         (227,105)         (401,569)         (246,827)
  Class R1                                                             (1,428)           (7,493)          (22,394)          (16,454)
  Class R2                                                               (330)             (388)           (6,549)           (2,364)
  Class R3                                                             (3,545)          (22,745)          (46,956)          (38,217)
  Class R4                                                             (1,040)          (12,603)          (10,157)          (14,091)
  Class R5                                                            (24,452)          (88,971)         (180,148)         (548,392)
  Class 529A                                                          (44,066)         (112,286)         (229,630)         (249,329)
  Class 529B                                                           (4,575)          (56,920)         (164,308)         (190,638)
  Class 529C                                                          (26,994)          (50,899)          (94,040)          (65,434)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(14,667,149)     $(45,330,031)     $(52,509,771)     $(17,799,112)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $57,232,663      $296,056,499      $477,095,988      $256,543,255
-----------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                        $70,563,416      $367,837,366      $603,696,419      $331,071,440
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                            558,608,236     1,578,923,330     1,587,084,844       683,518,311
At end of period                                                 $629,171,652    $1,946,760,696    $2,190,781,263    $1,014,589,751
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included in net assets
at end of period                                                   $5,461,030       $10,920,927        $4,032,167          $764,601
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

MFS(R) CONSERVATIVE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class
(assuming reinvestment of all distributions) held for the entire period.

                                                                                         YEARS ENDED 5/31
                                                                   --------------------------------------------------------------
CLASS A                                                              2007          2006          2005          2004       2003(c)
Net asset value, beginning of period                                $11.68        $11.41        $10.88        $10.35       $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                          $0.36         $0.30         $0.25         $0.24        $0.20
  Net realized and unrealized gain (loss) on investments              1.05          0.29          0.49          0.47         0.15
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     $1.41         $0.59         $0.74         $0.71        $0.35
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                        $(0.36)       $(0.29)       $(0.21)       $(0.18)         $--
  From net realized gain on investments                              (0.15)        (0.03)        (0.00)(w)        --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $(0.51)       $(0.32)       $(0.21)       $(0.18)         $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $12.58        $11.68        $11.41        $10.88       $10.35
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                              12.25          5.20          6.83          6.85         3.50(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                             0.49          0.52          0.51          0.53         0.91(a)
Expenses after expense reductions (f)(h)                              0.45          0.45          0.45          0.45         0.45(a)
Net investment income                                                 2.96          2.55          2.28          2.24         2.33(a)
Portfolio turnover                                                       8             4             1             1            1
Net assets at end of period (000 omitted)                         $298,190      $251,699      $226,530      $155,476      $59,469
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) CONSERVATIVE ALLOCATION FUND - CONTINUED

                                                                                        YEARS ENDED 5/31
                                                                 ----------------------------------------------------------------
CLASS B                                                             2007          2006          2005          2004       2003(c)
Net asset value, beginning of period                               $11.57        $11.31        $10.80        $10.29       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                         $0.28         $0.22         $0.18         $0.17        $0.14
  Net realized and unrealized gain (loss) on investments             1.04          0.29          0.48          0.47         0.15
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $1.32         $0.51         $0.66         $0.64        $0.29
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                       $(0.28)       $(0.22)       $(0.15)       $(0.13)         $--
  From net realized gain on investments                             (0.15)        (0.03)        (0.00)(w)        --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.43)       $(0.25)       $(0.15)       $(0.13)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $12.46        $11.57        $11.31        $10.80       $10.29
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                             11.52          4.49          6.08          6.23         2.90(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                            1.14          1.17          1.16          1.18         1.56(a)
Expenses after expense reductions (f)(h)                             1.10          1.10          1.10          1.10         1.10(a)
Net investment income                                                2.32          1.90          1.63          1.61         1.66(a)
Portfolio turnover                                                      8             4             1             1            1
Net assets at end of period (000 omitted)                        $162,210      $162,941      $163,735      $134,200      $63,256
--------------------------------------------------------------------------------------------------------------------------------

                                                                                        YEARS ENDED 5/31
                                                                 ----------------------------------------------------------------
CLASS C                                                             2007          2006          2005          2004       2003(c)
Net asset value, beginning of period                               $11.56        $11.30        $10.79        $10.30       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                         $0.28         $0.22         $0.18         $0.17        $0.14
  Net realized and unrealized gain (loss) on investments             1.03          0.29          0.48          0.46         0.16
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $1.31         $0.51         $0.66         $0.63        $0.30
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                       $(0.28)       $(0.22)       $(0.15)       $(0.14)         $--
  From net realized gain on investments                             (0.15)        (0.03)        (0.00)(w)        --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.43)       $(0.25)       $(0.15)       $(0.14)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $12.44        $11.56        $11.30        $10.79       $10.30
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                             11.47          4.54          6.12          6.13         3.00(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                            1.14          1.17          1.16          1.18         1.56(a)
Expenses after expense reductions (f)(h)                             1.10          1.10          1.10          1.10         1.10(a)
Net investment income                                                2.32          1.90          1.63          1.60         1.66(a)
Portfolio turnover                                                      8             4             1             1            1
Net assets at end of period (000 omitted)                        $139,457      $130,916      $118,003       $87,876      $31,002
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) CONSERVATIVE ALLOCATION FUND - CONTINUED

                                                                                          YEARS ENDED 5/31
                                                                     -----------------------------------------------------------
CLASS I                                                                2007         2006         2005         2004       2003(c)
Net asset value, beginning of period                                  $11.75       $11.48       $10.94       $10.39       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                            $0.41        $0.34        $0.30        $0.28        $0.22
  Net realized and unrealized gain (loss) on investments                1.06         0.29         0.49         0.47         0.17
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $1.47        $0.63        $0.79        $0.75        $0.39
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $(0.40)      $(0.33)      $(0.25)      $(0.20)         $--
  From net realized gain on investments                                (0.15)       (0.03)       (0.00)(w)       --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.55)      $(0.36)      $(0.25)      $(0.20)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $12.67       $11.75       $11.48       $10.94       $10.39
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                   12.72         5.51         7.18         7.26         3.90(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               0.14         0.17         0.16         0.18         0.56(a)
Expenses after expense reductions (f)(h)                                0.10         0.10         0.10         0.10         0.10(a)
Net investment income                                                   3.30         2.91         2.63         2.61         2.65(a)
Portfolio turnover                                                         8            4            1            1            1
Net assets at end of period (000 omitted)                            $24,782      $18,158      $14,175       $9,214       $7,003
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

MFS(R) CONSERVATIVE ALLOCATION FUND - CONTINUED

                                                                                            YEARS ENDED 5/31
                                                                     -----------------------------------------------------------
CLASS R                                                                2007         2006         2005         2004        2003(i)
Net asset value, beginning of period                                  $11.62       $11.36       $10.85       $10.33        $9.85
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                            $0.34        $0.28        $0.24        $0.23        $0.08
  Net realized and unrealized gain (loss) on investments                1.05         0.29         0.47         0.47         0.40
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $1.39        $0.57        $0.71        $0.70        $0.48
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $(0.34)      $(0.28)      $(0.20)      $(0.18)         $--
  From net realized gain on investments                                (0.15)       (0.03)       (0.00)(w)       --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.49)      $(0.31)      $(0.20)      $(0.18)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $12.52       $11.62       $11.36       $10.85       $10.33
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                   12.13         5.04         6.57         6.79         4.87(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               0.64         0.67         0.66         0.68         1.06(a)
Expenses after expense reductions (f)(h)                                0.60         0.60         0.60         0.60         0.60(a)
Net investment income                                                   2.83         2.41         2.12         2.10         2.15(a)
Portfolio turnover                                                         8            4            1            1            1
Net assets at end of period (000 omitted)                            $14,628      $16,679      $13,661       $6,658         $863
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) CONSERVATIVE ALLOCATION FUND - CONTINUED

                                                                 CLASS R1                                 CLASS R2
                                                    -----------------------------------         --------------------------------
                                                              YEARS ENDED 5/31                         YEARS ENDED 5/31
                                                    -----------------------------------         --------------------------------
                                                       2007         2006        2005(i)          2007         2006        2005(i)
Net asset value, beginning of period                  $11.48       $11.30       $11.23          $11.53       $11.31       $11.23
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.26        $0.22        $0.02           $0.30        $0.24        $0.03
  Net realized and unrealized gain (loss) on
  investments                                           1.04         0.29         0.05            1.05         0.30         0.05
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $1.30        $0.51        $0.07           $1.35        $0.54        $0.08
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.32)      $(0.30)         $--          $(0.35)      $(0.29)         $--
  From net realized gain on investments                (0.15)       (0.03)          --           (0.15)       (0.03)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.47)      $(0.33)         $--          $(0.50)      $(0.32)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $12.31       $11.48       $11.30          $12.38       $11.53       $11.31
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                   11.44         4.49         0.62(n)        11.83         4.77         0.71(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)               1.30         1.37         1.36(a)         0.99         1.07         1.06(a)
Expenses after expense reductions (f)(h)                1.19         1.21         1.30(a)         0.84         0.86         1.00(a)
Net investment income                                   2.18         1.88         1.08(a)         2.52         2.16         1.38(a)
Portfolio turnover                                         8            4            1               8            4            1
Net assets at end of period (000 omitted)             $4,739       $1,145          $50          $2,992         $464          $50
--------------------------------------------------------------------------------------------------------------------------------

                                                                                               YEARS ENDED 5/31
                                                                                ------------------------------------------------
CLASS R3                                                                            2007         2006         2005       2004(i)

Net asset value, beginning of period                                               $11.51       $11.29       $10.82       $10.63
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.32        $0.26        $0.20        $0.11
  Net realized and unrealized gain (loss) on investments                             1.04         0.28         0.48         0.27
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $1.36        $0.54        $0.68        $0.38
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.36)      $(0.29)      $(0.21)      $(0.19)
  From net realized gain on investments                                             (0.15)       (0.03)       (0.00)(w)       --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(0.51)      $(0.32)      $(0.21)      $(0.19)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $12.36       $11.51       $11.29       $10.82
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                                12.00         4.82         6.31         3.58(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                            0.85         0.92         0.91         0.91(a)
Expenses after expense reductions (f)(h)                                             0.74         0.76         0.85         0.83(a)
Net investment income                                                                2.61         2.29         1.85         1.84(a)
Portfolio turnover                                                                      8            4            1            1
Net assets at end of period (000 omitted)                                         $21,885       $3,004         $330          $13
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) CONSERVATIVE ALLOCATION FUND - CONTINUED

                                                              CLASS R4                                   CLASS R5
                                                   -----------------------------------      ------------------------------------
                                                          YEARS ENDED 5/31                           YEARS ENDED 5/31
                                                   -----------------------------------      ------------------------------------
                                                       2007         2006       2005(i)           2007         2006       2005(i)
Net asset value, beginning of period                  $11.65       $11.41       $11.32          $11.68       $11.41       $11.32
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.34        $0.23        $0.04           $0.39        $0.29        $0.04
  Net realized and unrealized gain (loss) on
  investments                                           1.06         0.36(g)      0.05            1.05         0.34(g)      0.05
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $1.40        $0.59        $0.09           $1.44        $0.63        $0.09
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.38)      $(0.32)         $--          $(0.39)      $(0.33)         $--
  From net realized gain on investments                (0.15)       (0.03)          --           (0.15)       (0.03)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.53)      $(0.35)         $--          $(0.54)      $(0.36)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $12.52       $11.65       $11.41          $12.58       $11.68       $11.41
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                   12.18         5.18         0.80(n)        12.53         5.55         0.80(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)               0.53         0.57         0.57(a)         0.24         0.27         0.27(a)
Expenses after expense reductions (f)(h)                0.49         0.50         0.51(a)         0.20         0.20         0.21(a)
Net investment income                                   2.88         2.54         1.88(a)         3.22         2.76         2.18(a)
Portfolio turnover                                         8            4            1               8            4            1
Net assets at end of period (000 omitted)            $13,701       $2,518          $50         $15,512      $10,630          $50
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) CONSERVATIVE ALLOCATION FUND - CONTINUED

                                                                                          YEARS ENDED 5/31
                                                                     ------------------------------------------------------------
CLASS 529A                                                             2007         2006         2005         2004        2003(i)

Net asset value, beginning of period                                  $11.63       $11.37       $10.86       $10.34        $9.70
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                            $0.33        $0.27        $0.23        $0.21        $0.16
  Net realized and unrealized gain (loss) on investments                1.05         0.29         0.47         0.47         0.48
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $1.38        $0.56        $0.70        $0.68        $0.64
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $(0.34)      $(0.27)      $(0.19)      $(0.16)         $--
  From net realized gain on investments                                (0.15)       (0.03)       (0.00)(w)       --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.49)      $(0.30)      $(0.19)      $(0.16)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $12.52       $11.63       $11.37       $10.86       $10.34
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                12.00         4.95         6.49         6.59         6.60(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               0.74         0.77         0.76         0.78         1.16(a)
Expenses after expense reductions (f)(h)                                0.70         0.70         0.70         0.70         0.70(a)
Net investment income                                                   2.71         2.31         2.02         1.99         2.07(a)
Portfolio turnover                                                         8            4            1            1            1
Net assets at end of period (000 omitted)                            $26,359      $17,978      $12,840       $6,339       $2,975
--------------------------------------------------------------------------------------------------------------------------------

                                                                                          YEARS ENDED 5/31
                                                                      ----------------------------------------------------------
CLASS 529B                                                            2007         2006         2005         2004      2003(i)
Net asset value, beginning of period                                  $11.54       $11.28       $10.77       $10.27        $9.69
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                            $0.24        $0.19        $0.15        $0.15        $0.11
  Net realized and unrealized gain (loss) on investments                1.04         0.29         0.48         0.46         0.47
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $1.28        $0.48        $0.63        $0.61        $0.58
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $(0.27)      $(0.19)      $(0.12)      $(0.11)         $--
  From net realized gain on investments                                (0.15)       (0.03)       (0.00)(w)       --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.42)      $(0.22)      $(0.12)      $(0.11)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $12.40       $11.54       $11.28       $10.77       $10.27
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                11.24         4.25         5.84         5.90         5.99(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               1.39         1.42         1.41         1.43         1.81(a)
Expenses after expense reductions (f)(h)                                1.35         1.35         1.35         1.35         1.35(a)
Net investment income                                                   2.04         1.65         1.38         1.36         1.42(a)
Portfolio turnover                                                         8            4            1            1            1
Net assets at end of period (000 omitted)                             $3,779       $2,008       $1,611       $1,320         $854

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) CONSERVATIVE ALLOCATION FUND - CONTINUED
                                                                                          YEARS ENDED 5/31
                                                                     -----------------------------------------------------------
CLASS 529C                                                             2007         2006         2005         2004        2003(i)
Net asset value, beginning of period                                  $11.49       $11.25       $10.76       $10.28        $9.69
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                            $0.24        $0.19        $0.15        $0.14        $0.11
  Net realized and unrealized gain (loss) on investments                1.04         0.29         0.47         0.47         0.48
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $1.28        $0.48        $0.62        $0.61        $0.59
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $(0.27)      $(0.21)      $(0.13)      $(0.13)         $--
  From net realized gain on investments                                (0.15)       (0.03)       (0.00)(w)       --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.42)      $(0.24)      $(0.13)      $(0.13)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $12.35       $11.49       $11.25       $10.76       $10.28
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                11.22         4.29         5.79         5.91         6.09(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               1.39         1.42         1.41         1.43         1.81(a)
Expenses after expense reductions (f)(h)                                1.35         1.35         1.35         1.35         1.35(a)
Net investment income                                                   2.06         1.66         1.37         1.32         1.38(a)
Portfolio turnover                                                         8            4            1            1            1
Net assets at end of period (000 omitted)                            $14,845      $11,031       $7,522       $4,798       $1,555
--------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R),
    October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MODERATE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                       YEARS ENDED 5/31
                                                                ----------------------------------------------------------------
CLASS A                                                            2007          2006          2005          2004        2003(c)
Net asset value, beginning of period                              $12.76        $12.21        $11.44        $10.34        $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                        $0.30         $0.25         $0.25         $0.20         $0.15
  Net realized and unrealized gain (loss) on investments            1.71          0.66          0.73          1.03          0.19
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $2.01         $0.91         $0.98         $1.23         $0.34
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                      $(0.34)       $(0.31)       $(0.21)       $(0.13)          $--
  From net realized gain on investments                            (0.16)        (0.05)        (0.00)(w)        --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.50)       $(0.36)       $(0.21)       $(0.13)          $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $14.27        $12.76        $12.21        $11.44        $10.34
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                            16.02          7.50          8.53         11.94          3.40(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                           0.46          0.47          0.48          0.51          0.78(a)
Expenses after expense reductions (f)(h)                            0.45          0.45          0.45          0.45          0.45(a)
Net investment income                                               2.22          1.97          2.09          1.79          1.79(a)
Portfolio turnover                                                     6             2             0(u)          1             2
Net assets at end of period (000 omitted)                       $905,702      $773,647      $643,285      $416,219      $126,033
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MODERATE ALLOCATION FUND - CONTINUED

                                                                                         YEARS ENDED 5/31
                                                                 ---------------------------------------------------------------
CLASS B                                                             2007          2006          2005          2004       2003(c)
Net asset value, beginning of period                               $12.64        $12.10        $11.36        $10.30       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                         $0.21         $0.17         $0.17         $0.13        $0.09
  Net realized and unrealized gain (loss) on investments             1.69          0.66          0.71          1.02         0.21
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $1.90         $0.83         $0.88         $1.15        $0.30
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                       $(0.25)       $(0.24)       $(0.14)       $(0.09)         $--
  From net realized gain on investments                             (0.16)        (0.05)        (0.00)(w)        --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.41)       $(0.29)       $(0.14)       $(0.09)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $14.13        $12.64        $12.10        $11.36       $10.30
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                             15.26          6.85          7.75         11.20         3.00(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                            1.11          1.12          1.13          1.17         1.43(a)
Expenses after expense reductions (f)(h)                             1.10          1.10          1.10          1.11         1.10(a)
Net investment income                                                1.58          1.32          1.44          1.15         1.11(a)
Portfolio turnover                                                      6             2             0(u)          1            2
Net assets at end of period (000 omitted)                        $559,478      $525,991      $471,665      $343,299     $111,637
--------------------------------------------------------------------------------------------------------------------------------

                                                                                        YEARS ENDED 5/31
                                                                  --------------------------------------------------------------
CLASS C                                                             2007          2006          2005          2004       2003(c)
Net asset value, beginning of period                               $12.63        $12.09        $11.36        $10.30       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                         $0.21         $0.17         $0.17         $0.13        $0.09
  Net realized and unrealized gain (loss) on investments             1.68          0.66          0.70          1.03         0.21
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $1.89         $0.83         $0.87         $1.16        $0.30
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                       $(0.25)       $(0.24)       $(0.14)       $(0.10)         $--
  From net realized gain on investments                             (0.16)        (0.05)        (0.00)(w)        --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.41)       $(0.29)       $(0.14)       $(0.10)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $14.11        $12.63        $12.09        $11.36       $10.30
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                             15.22          6.90          7.67         11.28         3.00(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                            1.11          1.12          1.13          1.17         1.43(a)
Expenses after expense reductions (f)(h)                             1.10          1.10          1.10          1.11         1.10(a)
Net investment income                                                1.58          1.32          1.44          1.14         1.10(a)
Portfolio turnover                                                      6             2             0(u)          1            2
Net assets at end of period (000 omitted)                        $455,611      $408,740      $335,759      $228,905      $59,054
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MODERATE ALLOCATION FUND - CONTINUED

                                                                                        YEARS ENDED 5/31
                                                                 ----------------------------------------------------------------
CLASS I                                                             2007          2006          2005          2004        2003(c)

Net asset value, beginning of period                               $12.87        $12.30        $11.53        $10.40       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                         $0.35         $0.30         $0.30         $0.24        $0.17
  Net realized and unrealized gain (loss) on investments             1.72          0.67          0.71          1.04         0.23
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $2.07         $0.97         $1.01         $1.28        $0.40
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                       $(0.38)       $(0.35)       $(0.24)       $(0.15)         $--
  From net realized gain on investments                             (0.16)        (0.05)        (0.00)(w)        --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.54)       $(0.40)       $(0.24)       $(0.15)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $14.40        $12.87        $12.30        $11.53       $10.40
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                16.41          7.95          8.75         12.38         4.00(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                            0.11          0.12          0.13          0.16         0.43(a)
Expenses after expense reductions (f)(h)                             0.10          0.10          0.10          0.10         0.10(a)
Net investment income                                                2.57          2.32          2.46          2.17         2.10(a)
Portfolio turnover                                                      6             2             0(u)          1            2
Net assets at end of period (000 omitted)                         $44,957       $40,643       $32,927       $23,094      $12,252
--------------------------------------------------------------------------------------------------------------------------------

                                                                                        YEARS ENDED 5/31
                                                                 ----------------------------------------------------------------
CLASS R                                                             2007          2006          2005          2004        2003(i)
Net asset value, beginning of period                               $12.70        $12.16        $11.41        $10.33        $9.62
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                         $0.28         $0.23         $0.23         $0.17        $0.06
  Net realized and unrealized gain (loss) on investments             1.70          0.66          0.72          1.04         0.65
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $1.98         $0.89         $0.95         $1.21        $0.71
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                       $(0.32)       $(0.30)       $(0.20)       $(0.13)         $--
  From net realized gain on investments                             (0.16)        (0.05)        (0.00)(w)        --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.48)       $(0.35)       $(0.20)       $(0.13)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $14.20        $12.70        $12.16        $11.41       $10.33
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                15.83          7.33          8.30         11.78         7.38(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                            0.61          0.62          0.63          0.66         0.93(a)
Expenses after expense reductions (f)(h)                             0.60          0.60          0.60          0.60         0.60(a)
Net investment income                                                2.12          1.82          1.94          1.53         1.57(a)
Portfolio turnover                                                      6             2             0(u)          1            2
Net assets at end of period (000 omitted)                         $40,503       $57,067       $47,477       $26,172       $1,338
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
MFS(R) MODERATE ALLOCATION FUND - CONTINUED

                                                                CLASS R1                                  CLASS R2
                                                  ----------------------------------     ---------------------------------------
                                                            YEARS ENDED 5/31                          YEARS ENDED 5/31
                                                  ----------------------------------     ---------------------------------------
                                                       2007         2006      2005(i)            2007         2006       2005(i)

Net asset value, beginning of period                  $12.54       $12.09       $12.03          $12.73       $12.10       $12.03
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.19        $0.14        $0.01           $0.24        $0.16        $0.02
  Net realized and unrealized gain (loss) on
  investments                                           1.67         0.68         0.05            1.70         0.70         0.05
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $1.86        $0.82        $0.06           $1.94        $0.86        $0.07
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.30)      $(0.32)         $--          $(0.33)      $(0.18)         $--
  From net realized gain on investments                (0.16)       (0.05)          --           (0.16)       (0.05)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.46)      $(0.37)         $--          $(0.49)      $(0.23)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $13.94       $12.54       $12.09          $14.18       $12.73       $12.10
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                   15.06         6.84         0.50(n)        15.51         7.15         0.58(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)               1.28         1.32         1.33(a)         0.96         1.02         1.03(a)
Expenses after expense reductions (f)(h)                1.19         1.20         1.30(a)         0.84         0.88         1.00(a)
Net investment income                                   1.46         1.18         0.57(a)         1.79         1.34         0.88(a)
Portfolio turnover                                         6            2            0(u)            6            2            0(u)
Net assets at end of period (000 omitted)            $14,507       $4,640          $52         $11,023       $1,999          $50
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                 YEARS ENDED 5/31
                                                                                 ------------------------------------------------
CLASS R3                                                                            2007         2006         2005        2004(i)
Net asset value, beginning of period                                               $12.64       $12.11       $11.39       $10.93
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.25        $0.19        $0.20        $0.04
  Net realized and unrealized gain (loss) on investments                             1.68         0.69         0.72         0.56
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $1.93        $0.88        $0.92        $0.60
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.33)      $(0.30)      $(0.20)      $(0.14)
  From net realized gain on investments                                             (0.16)       (0.05)       (0.00)(w)       --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(0.49)      $(0.35)      $(0.20)      $(0.14)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $14.08       $12.64       $12.11       $11.39
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                                15.56         7.28         8.03         5.52(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                            0.82         0.87         0.88         0.92(a)
Expenses after expense reductions (f)(h)                                             0.74         0.77         0.85         0.86(a)
Net investment income                                                                1.86         1.59         1.68         0.94(a)
Portfolio turnover                                                                      6            2            0(u)         1
Net assets at end of period (000 omitted)                                         $68,519      $18,161       $2,763       $1,082
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MODERATE ALLOCATION FUND - CONTINUED

                                                              CLASS R4                                  CLASS R5
                                                   ---------------------------------       -------------------------------------
                                                          YEARS ENDED 5/31                          YEARS ENDED 5/31
                                                   ---------------------------------       -------------------------------------
                                                       2007         2006        2005(i)          2007         2006       2005(i)
Net asset value, beginning of period                  $12.73       $12.20       $12.12          $12.75       $12.21       $12.12
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.29        $0.22        $0.03           $0.33        $0.23        $0.03
  Net realized and unrealized gain (loss) on
  investments                                           1.69         0.70         0.05            1.70         0.71         0.06
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $1.98        $0.92        $0.08           $2.03        $0.94        $0.09
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.35)      $(0.34)         $--          $(0.37)      $(0.35)         $--
  From net realized gain on investments                (0.16)       (0.05)          --           (0.16)       (0.05)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.51)      $(0.39)         $--          $(0.53)      $(0.40)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $14.20       $12.73       $12.20          $14.25       $12.75       $12.21
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                   15.85         7.59         0.66(n)        16.24         7.76         0.74(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)               0.51         0.52         0.53(a)         0.21         0.22         0.23(a)
Expenses after expense reductions (f)(h)                0.49         0.50         0.50(a)         0.20         0.20         0.20(a)
Net investment income                                   2.15         1.78         1.37(a)         2.47         1.99         1.67(a)
Portfolio turnover                                         6            2            0(u)            6            2            0(u)
Net assets at end of period (000 omitted)            $87,814      $27,954          $50         $42,690      $28,253          $50
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MODERATE ALLOCATION FUND - CONTINUED

                                                                                          YEARS ENDED 5/31
                                                                   --------------------------------------------------------------
CLASS 529A                                                             2007         2006         2005         2004        2003(i)
Net asset value, beginning of period                                  $12.71       $12.16       $11.42       $10.33        $9.54
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                            $0.26        $0.22        $0.22        $0.17        $0.12
  Net realized and unrealized gain (loss) on investments                1.70         0.66         0.71         1.04         0.67
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $1.96        $0.88        $0.93        $1.21        $0.79
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $(0.31)      $(0.28)      $(0.19)      $(0.12)         $--
  From net realized gain on investments                                (0.16)       (0.05)       (0.00)(w)       --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.47)      $(0.33)      $(0.19)      $(0.12)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $14.20       $12.71       $12.16       $11.42       $10.33
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                15.67         7.32         8.08        11.71         8.28(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               0.71         0.72         0.73         0.76         1.03(a)
Expenses after expense reductions (f)(h)                                0.70         0.70         0.70         0.70         0.70(a)
Net investment income                                                   1.97         1.72         1.82         1.53         1.52(a)
Portfolio turnover                                                         6            2            0(u)         1            2
Net assets at end of period (000 omitted)                            $37,441      $29,414      $23,623      $13,766       $4,416
--------------------------------------------------------------------------------------------------------------------------------

                                                                                          YEARS ENDED 5/31
                                                                     ------------------------------------------------------------
CLASS 529B                                                             2007         2006         2005         2004        2003(i)

Net asset value, beginning of period                                  $12.56       $12.04       $11.33       $10.28        $9.54
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                            $0.17        $0.13        $0.14        $0.10        $0.07
  Net realized and unrealized gain (loss) on investments                1.68         0.66         0.70         1.03         0.67
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $1.85        $0.79        $0.84        $1.13        $0.74
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $(0.24)      $(0.22)      $(0.13)      $(0.08)         $--
  From net realized gain on investments                                (0.16)       (0.05)       (0.00)(w)       --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.40)      $(0.27)      $(0.13)      $(0.08)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $14.01       $12.56       $12.04       $11.33       $10.28
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                14.93         6.63         7.42        10.99         7.76(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               1.36         1.37         1.38         1.42         1.68(a)
Expenses after expense reductions (f)(h)                                1.35         1.35         1.35         1.36         1.35(a)
Net investment income                                                   1.32         1.07         1.18         0.86         0.86(a)
Portfolio turnover                                                         6            2            0(u)         1            2
Net assets at end of period (000 omitted)                            $22,586      $16,274      $10,673       $5,481       $1,427
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MODERATE ALLOCATION FUND - CONTINUED
                                                                                          YEARS ENDED 5/31
                                                                     ------------------------------------------------------------
CLASS 529C                                                             2007         2006         2005         2004        2003(i)
Net asset value, beginning of period                                  $12.58       $12.05       $11.33       $10.29        $9.54
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                            $0.17        $0.13        $0.14        $0.10        $0.06
  Net realized and unrealized gain (loss) on investments                1.68         0.67         0.70         1.03         0.69
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $1.85        $0.80        $0.84        $1.13        $0.75
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $(0.23)      $(0.22)      $(0.12)      $(0.09)         $--
  From net realized gain on investments                                (0.16)       (0.05)       (0.00)(w)       --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.39)      $(0.27)      $(0.12)      $(0.09)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $14.04       $12.58       $12.05       $11.33       $10.29
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                14.94         6.63         7.42        10.94         7.86(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               1.36         1.37         1.38         1.42         1.68(a)
Expenses after expense reductions (f)(h)                                1.35         1.35         1.35         1.36         1.35(a)
Net investment income                                                   1.32         1.07         1.19         0.87         0.84(a)
Portfolio turnover                                                         6            2            0(u)         1            2
Net assets at end of period (000 omitted)                            $17,364      $13,978      $10,547       $6,922       $2,057
--------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R),
    October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(u) Portfolio turnover is less than 1%.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                      YEARS ENDED 5/31
                                                                ----------------------------------------------------------------
CLASS A                                                             2007          2006          2005          2004       2003(c)
Net asset value, beginning of period                               $13.88        $12.87        $11.94        $10.17       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                         $0.20         $0.16         $0.22         $0.12        $0.08
  Net realized and unrealized gain (loss) on investments             2.48          1.27          0.91          1.73         0.09
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $2.68         $1.43         $1.13         $1.85        $0.17
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                       $(0.29)       $(0.32)       $(0.20)       $(0.08)         $--
  From net realized gain on investments                             (0.22)        (0.10)        (0.00)(w)        --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.51)       $(0.42)       $(0.20)       $(0.08)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $16.05        $13.88        $12.87        $11.94       $10.17
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                             19.63         11.13          9.41         18.21         1.70(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                            0.46          0.49          0.49          0.53         0.86(a)
Expenses after expense reductions (f)(h)                             0.44          0.45          0.45          0.45         0.45(a)
Net investment income                                                1.36          1.17          1.79          1.07         1.00(a)
Portfolio turnover                                                      3             0(u)          0(u)          0(u)         1
Net assets at end of period (000 omitted)                      $1,129,667      $880,411      $645,029      $379,702      $85,484
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) GROWTH ALLOCATION FUND - CONTINUED
                                                                                        YEARS ENDED 5/31
                                                                 ----------------------------------------------------------------
CLASS B                                                             2007          2006          2005          2004        2003(c)
Net asset value, beginning of period                               $13.70        $12.72        $11.82        $10.11       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                         $0.10         $0.07         $0.14         $0.05        $0.03
  Net realized and unrealized gain (loss) on investments             2.45          1.25          0.89          1.70         0.08
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    $2.55         $1.32         $1.03         $1.75        $0.11
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                       $(0.20)       $(0.24)       $(0.13)       $(0.04)         $--
  From net realized gain on investments                             (0.22)        (0.10)        (0.00)(w)        --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(0.42)       $(0.34)       $(0.13)       $(0.04)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $15.83        $13.70        $12.72        $11.82       $10.11
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                             18.85         10.40          8.73         17.35         1.10(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                            1.11          1.14          1.14          1.18         1.51(a)
Expenses after expense reductions (f)(h)                             1.09          1.10          1.10          1.10         1.10(a)
Net investment income                                                0.71          0.51          1.15          0.43         0.34(a)
Portfolio turnover                                                      3             0(u)          0(u)          0(u)         1
Net assets at end of period (000 omitted)                        $690,098      $594,867      $461,019      $291,778      $71,154
--------------------------------------------------------------------------------------------------------------------------------

                                                                                       YEARS ENDED 5/31
                                                                -----------------------------------------------------------------
CLASS C                                                            2007          2006          2005          2004         2003(c)
Net asset value, beginning of period                              $13.69        $12.71        $11.81        $10.11        $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                        $0.10         $0.07         $0.14         $0.05         $0.03
  Net realized and unrealized gain (loss) on investments            2.44          1.25          0.89          1.70          0.08
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $2.54         $1.32         $1.03         $1.75         $0.11
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                      $(0.20)       $(0.24)       $(0.13)       $(0.05)          $--
  From net realized gain on investments                            (0.22)        (0.10)        (0.00)(w)        --            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.42)       $(0.34)       $(0.13)       $(0.05)          $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $15.81        $13.69        $12.71        $11.81        $10.11
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                            18.82         10.44          8.72         17.32          1.10(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                           1.11          1.14          1.14          1.18          1.51(a)
Expenses after expense reductions (f)(h)                            1.09          1.10          1.10          1.10          1.10(a)
Net investment income                                               0.71          0.51          1.13          0.43          0.33(a)
Portfolio turnover                                                     3             0(u)          0(u)          0(u)          1
Net assets at end of period (000 omitted)                       $542,939      $448,003      $331,896      $209,448       $40,583
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
MFS(R) GROWTH ALLOCATION FUND - CONTINUED

                                                                                           YEARS ENDED 5/31
                                                                     ------------------------------------------------------------
CLASS I                                                                2007         2006         2005         2004        2003(c)
Net asset value, beginning of period                                  $13.97       $12.94       $11.99       $10.20       $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                            $0.26        $0.21        $0.28        $0.17        $0.11
  Net realized and unrealized gain (loss) on investments                2.49         1.28         0.90         1.72         0.09
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $2.75        $1.49        $1.18        $1.89        $0.20
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $(0.34)      $(0.36)      $(0.23)      $(0.10)         $--
  From net realized gain on investments                                (0.22)       (0.10)       (0.00)(w)       --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.56)      $(0.46)      $(0.23)      $(0.10)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $16.16       $13.97       $12.94       $11.99       $10.20
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                   20.02        11.56         9.81        18.56         2.00(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               0.11         0.14         0.14         0.18         0.51(a)
Expenses after expense reductions (f)(h)                                0.09         0.10         0.10         0.10         0.10(a)
Net investment income                                                   1.71         1.52         2.22         1.46         1.34(a)
Portfolio turnover                                                         3            0(u)         0(u)         0(u)         1
Net assets at end of period (000 omitted)                            $61,883      $53,465      $40,853      $24,930      $11,078
--------------------------------------------------------------------------------------------------------------------------------

                                                                                          YEARS ENDED 5/31
                                                                     ------------------------------------------------------------
CLASS R                                                                2007         2006         2005         2004        2003(i)
Net asset value, beginning of period                                  $13.85       $12.85       $11.93       $10.18        $9.32
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                            $0.18        $0.14        $0.20        $0.10        $0.02
  Net realized and unrealized gain (loss) on investments                2.47         1.26         0.91         1.73         0.84
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $2.65        $1.40        $1.11        $1.83        $0.86
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $(0.27)      $(0.30)      $(0.19)      $(0.08)         $--
  From net realized gain on investments                                (0.22)       (0.10)       (0.00)(w)       --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.49)      $(0.40)      $(0.19)      $(0.08)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $16.01       $13.85       $12.85       $11.93       $10.18
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                   19.39        10.94         9.28        18.01         9.23(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               0.61         0.64         0.64         0.68         1.01(a)
Expenses after expense reductions (f)(h)                                0.60         0.60         0.60         0.60         0.60(a)
Net investment income                                                   1.22         1.01         1.62         0.88         0.72(a)
Portfolio turnover                                                         3            0(u)         0(u)         0(u)         1
Net assets at end of period (000 omitted)                            $52,013      $59,768      $48,045      $19,172       $1,193
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) GROWTH ALLOCATION FUND - CONTINUED
                                                              CLASS R1                                  CLASS R2
                                                   ---------------------------------       -------------------------------------
                                                          YEARS ENDED 5/31                          YEARS ENDED 5/31
                                                   ---------------------------------       -------------------------------------
                                                       2007         2006       2005(i)           2007         2006       2005(i)
Net asset value, beginning of period                  $13.59       $12.71       $12.70          $13.63       $12.72       $12.70
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                     $0.08        $0.06       $(0.00)(w)       $0.14        $0.07        $0.00(w)
  Net realized and unrealized gain (loss) on
  investments                                           2.43         1.25         0.01            2.43         1.28         0.02
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $2.51        $1.31        $0.01           $2.57        $1.35        $0.02
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.24)      $(0.33)         $--          $(0.27)      $(0.34)         $--
  From net realized gain on investments                (0.22)       (0.10)          --           (0.22)       (0.10)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.46)      $(0.43)         $--          $(0.49)      $(0.44)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $15.64       $13.59       $12.71          $15.71       $13.63       $12.72
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                   18.72        10.37         0.08(n)        19.17        10.65         0.16(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)               1.28         1.34         1.34(a)         0.98         1.04         1.05(a)
Expenses after expense reductions (f)(h)                1.19         1.20         1.30(a)         0.83         0.85         1.01(a)
Net investment income (loss)                            0.58         0.47        (0.18)(a)        0.96         0.56         0.11(a)
Portfolio turnover                                         3            0(u)         0(u)            3            0(u)         0(u)
Net assets at end of period (000 omitted)            $17,596       $5,164          $50         $17,955       $6,650          $50
--------------------------------------------------------------------------------------------------------------------------------

                                                                                               YEARS ENDED 5/31
                                                                                -------------------------------------------------
CLASS R3                                                                            2007         2006         2005        2004(i)
Net asset value, beginning of period                                               $13.73       $12.76       $11.90       $11.15
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.15        $0.10        $0.16        $0.05
  Net realized and unrealized gain (loss) on investments                             2.45         1.28         0.90         0.79
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $2.60        $1.38        $1.06        $0.84
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.29)      $(0.31)      $(0.20)      $(0.09)
  From net realized gain on investments                                             (0.22)       (0.10)       (0.00)(w)       --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(0.51)      $(0.41)      $(0.20)      $(0.09)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $15.82       $13.73       $12.76       $11.90
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                                19.19        10.81         8.91         7.52(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                            0.83         0.89         0.89         0.91(a)
Expenses after expense reductions (f)(h)                                             0.74         0.77         0.85         0.83(a)
Net investment income                                                                1.02         0.76         1.35         0.78(a)
Portfolio turnover                                                                      3            0(u)         0(u)         0(u)
Net assets at end of period (000 omitted)                                         $71,128      $20,059       $2,963           $6
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) GROWTH ALLOCATION FUND - CONTINUED

                                                                 CLASS R4                                  CLASS R5
                                                   -----------------------------------      ------------------------------------
                                                             YEARS ENDED 5/31                          YEARS ENDED 5/31
                                                   -----------------------------------      ------------------------------------
                                                       2007         2006       2005(i)           2007         2006       2005(i)
Net asset value, beginning of period                  $13.84       $12.87       $12.84          $13.89       $12.88       $12.84
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.19        $0.12        $0.01           $0.24        $0.14        $0.02
  Net realized and unrealized gain (loss) on
  investments                                           2.47         1.30         0.02            2.48         1.33         0.02
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $2.66        $1.42        $0.03           $2.72        $1.47        $0.04
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.31)      $(0.35)         $--          $(0.33)      $(0.36)         $--
  From net realized gain on investments                (0.22)       (0.10)          --           (0.22)       (0.10)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.53)      $(0.45)         $--          $(0.55)      $(0.46)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $15.97       $13.84       $12.87          $16.06       $13.89       $12.88
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                   19.55        11.04         0.23(n)        19.88        11.45         0.31(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)               0.51         0.54         0.54(a)         0.21         0.24         0.25(a)
Expenses after expense reductions (f)(h)                0.49         0.50         0.50(a)         0.20         0.20         0.21(a)
Net investment income                                   1.28         0.94         0.60(a)         1.60         1.06         0.91(a)
Portfolio turnover                                         3            0(u)         0(u)            3            0(u)         0(u)
Net assets at end of period (000 omitted)            $80,683      $12,724          $50         $49,144      $32,963          $50
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) GROWTH ALLOCATION FUND - CONTINUED

                                                                                          YEARS ENDED 5/31
                                                                     ------------------------------------------------------------
CLASS 529A                                                             2007         2006         2005         2004        2003(i)
Net asset value, beginning of period                                  $13.81       $12.82       $11.90       $10.16        $9.33
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                            $0.16        $0.13        $0.18        $0.09        $0.06
  Net realized and unrealized gain (loss) on investments                2.47         1.25         0.91         1.72         0.77
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $2.63        $1.38        $1.09        $1.81        $0.83
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $(0.26)      $(0.29)      $(0.17)      $(0.07)         $--
  From net realized gain on investments                                (0.22)       (0.10)       (0.00)(w)       --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.48)      $(0.39)      $(0.17)      $(0.07)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $15.96       $13.81       $12.82       $11.90       $10.16
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                19.32        10.80         9.17        17.79         8.90(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               0.71         0.74         0.74         0.78         1.11(a)
Expenses after expense reductions (f)(h)                                0.69         0.70         0.70         0.70         0.70(a)
Net investment income                                                   1.10         0.91         1.48         0.81         0.74(a)
Portfolio turnover                                                         3            0(u)         0(u)         0(u)         1
Net assets at end of period (000 omitted)                            $49,948      $36,241      $26,537      $13,802       $3,510
--------------------------------------------------------------------------------------------------------------------------------

                                                                                          YEARS ENDED 5/31
                                                                     ------------------------------------------------------------
CLASS 529B                                                             2007         2006         2005         2004        2003(i)

Net asset value, beginning of period                                  $13.62       $12.65       $11.77       $10.07        $9.31
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                            $0.07        $0.04        $0.11        $0.02        $0.01
  Net realized and unrealized gain (loss) on investments                2.42         1.24         0.88         1.70         0.75
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $2.49        $1.28        $0.99        $1.72        $0.76
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $(0.17)      $(0.21)      $(0.11)      $(0.02)         $--
  From net realized gain on investments                                (0.22)       (0.10)       (0.00)(w)       --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.39)      $(0.31)      $(0.11)      $(0.02)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $15.72       $13.62       $12.65       $11.77       $10.07
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                18.52        10.15         8.39        17.12         8.16(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               1.36         1.39         1.39         1.43         1.76(a)
Expenses after expense reductions (f)(h)                                1.34         1.35         1.35         1.35         1.35(a)
Net investment income                                                   0.46         0.26         0.90         0.18         0.09(a)
Portfolio turnover                                                         3            0(u)         0(u)         0(u)         1
Net assets at end of period (000 omitted)                            $34,319      $25,755      $19,855      $12,858       $3,623
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) GROWTH ALLOCATION FUND - CONTINUED

                                                                                          YEARS ENDED 5/31
                                                                     ------------------------------------------------------------
CLASS 529C                                                             2007         2006         2005         2004        2003(i)
Net asset value, beginning of period                                  $13.62       $12.65       $11.76       $10.08        $9.31
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                            $0.07        $0.04        $0.11        $0.02        $0.00(w)
  Net realized and unrealized gain (loss) on investments                2.42         1.25         0.89         1.70         0.77
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $2.49        $1.29        $1.00        $1.72        $0.77
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $(0.18)      $(0.22)      $(0.11)      $(0.04)         $--
  From net realized gain on investments                                (0.22)       (0.10)       (0.00)(w)       --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.40)      $(0.32)      $(0.11)      $(0.04)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $15.71       $13.62       $12.65       $11.76       $10.08
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                18.50        10.20         8.48        17.05         8.27(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                               1.36         1.39         1.39         1.43         1.76(a)
Expenses after expense reductions (f)(h)                                1.34         1.35         1.35         1.35         1.35(a)
Net investment income                                                   0.45         0.26         0.91         0.14         0.06(a)
Portfolio turnover                                                         3            0(u)         0(u)         0(u)         1
Net assets at end of period (000 omitted)                            $20,282      $14,713      $10,688       $7,318       $1,760
--------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R),
    October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(u) Portfolio turnover is less than 1%.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                       YEARS ENDED 5/31
                                                                 ---------------------------------------------------------------
CLASS A                                                            2007          2006          2005          2004        2003(c)
Net asset value, beginning of period                              $14.44        $13.07        $12.12         $9.87       $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                 $0.04         $0.00(w)      $0.13        $(0.01)      $(0.02)
  Net realized and unrealized gain (loss) on investments            3.16          1.69          0.96          2.26        (0.11)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $3.20         $1.69         $1.09         $2.25       $(0.13)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                      $(0.12)       $(0.19)       $(0.14)          $--          $--
  From net realized gain on investments                            (0.24)        (0.13)        (0.00)(w)        --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.36)       $(0.32)       $(0.14)          $--          $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $17.28        $14.44        $13.07        $12.12        $9.87
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                            22.45         12.94          8.98         22.80        (1.30)(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                           0.49          0.51          0.54          0.55         1.09(a)
Expenses after expense reductions (f)(h)                            0.45          0.45          0.45          0.45         0.45(a)
Net investment income (loss)                                        0.23          0.02          1.06         (0.07)       (0.24)(a)
Portfolio turnover                                                     3             1             1             0(u)         9
Net assets at end of period (000 omitted)                       $513,017      $396,481      $293,814      $172,787      $43,541
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND - CONTINUED

                                                                                       YEARS ENDED 5/31
                                                                ----------------------------------------------------------------
CLASS B                                                           2007          2006          2005          2004         2003(c)
Net asset value, beginning of period                             $14.25        $12.92        $12.01         $9.84        $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                               $(0.06)       $(0.09)        $0.05        $(0.08)       $(0.07)
  Net realized and unrealized gain (loss) on investments           3.11          1.67          0.94          2.25         (0.09)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $3.05         $1.58         $0.99         $2.17        $(0.16)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.03)       $(0.12)       $(0.08)          $--           $--
  From net realized gain on investments                           (0.24)        (0.13)        (0.00)(w)        --            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(0.27)       $(0.25)       $(0.08)          $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $17.03        $14.25        $12.92        $12.01         $9.84
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                           21.60         12.21          8.20         22.05         (1.60)(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                          1.14          1.16          1.19          1.20          1.74(a)
Expenses after expense reductions (f)(h)                           1.10          1.10          1.10          1.10          1.10(a)
Net investment income (loss)                                      (0.41)        (0.65)         0.42         (0.71)        (0.90)(a)
Portfolio turnover                                                    3             1             1             0(u)          9
Net assets at end of period (000 omitted)                      $263,272      $220,003      $159,948      $103,720       $26,215
-------------------------------------------------------------------------------------------------------------------------------

                                                                                       YEARS ENDED 5/31
                                                                 ---------------------------------------------------------------
CLASS C                                                            2007          2006          2005          2004        2003(c)
Net asset value, beginning of period                              $14.24        $12.91        $11.99         $9.83       $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                $(0.06)       $(0.09)        $0.05        $(0.08)      $(0.07)
  Net realized and unrealized gain (loss) on investments            3.11          1.67          0.94          2.24        (0.10)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $3.05         $1.58         $0.99         $2.16       $(0.17)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                      $(0.03)       $(0.12)       $(0.07)          $--          $--
  From net realized gain on investments                            (0.24)        (0.13)        (0.00)(w)        --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.27)       $(0.25)       $(0.07)          $--          $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $17.02        $14.24        $12.91        $11.99        $9.83
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                            21.65         12.20          8.25         21.97        (1.70)(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                           1.14          1.16          1.19          1.20         1.74(a)
Expenses after expense reductions (f)(h)                            1.09          1.10          1.10          1.10         1.10(a)
Net investment income (loss)                                       (0.42)        (0.65)         0.42         (0.71)       (0.91)(a)
Portfolio turnover                                                     3             1             1             0(u)         9
Net assets at end of period (000 omitted)                       $213,653      $162,999      $121,631       $87,253      $17,460
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND - CONTINUED

                                                                                         YEARS ENDED 5/31
                                                                     -----------------------------------------------------------
CLASS I                                                               2007         2006         2005         2004        2003(c)
Net asset value, beginning of period                                 $14.57       $13.19       $12.22        $9.91       $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                           $0.09        $0.05        $0.19        $0.03        $0.01
  Net realized and unrealized gain (loss) on investments               3.20         1.70         0.95         2.28        (0.10)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      $3.29        $1.75        $1.14        $2.31       $(0.09)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                         $(0.17)      $(0.24)      $(0.17)         $--          $--
  From net realized gain on investments                               (0.24)       (0.13)       (0.00)(w)       --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $(0.41)      $(0.37)      $(0.17)         $--          $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $17.45       $14.57       $13.19       $12.22        $9.91
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                  22.91        13.27         9.34        23.31        (0.90)(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                              0.14         0.16         0.19         0.20         0.74(a)
Expenses after expense reductions (f)(h)                               0.10         0.10         0.10         0.10         0.10(a)
Net investment income                                                  0.58         0.34         1.48         0.28         0.12(a)
Portfolio turnover                                                        3            1            1            0(u)         9
Net assets at end of period (000 omitted)                           $60,173      $49,636      $37,069      $23,649       $6,058
-------------------------------------------------------------------------------------------------------------------------------

                                                                                         YEARS ENDED 5/31
                                                                     -----------------------------------------------------------
CLASS R                                                               2007         2006         2005         2004        2003(i)
Net asset value, beginning of period                                 $14.39       $13.04       $12.11        $9.86        $8.92
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                    $0.01       $(0.02)       $0.12       $(0.03)      $(0.02)
  Net realized and unrealized gain (loss) on investments               3.16         1.68         0.95         2.28         0.96
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      $3.17        $1.66        $1.07        $2.25        $0.94
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                         $(0.09)      $(0.18)      $(0.14)         $--          $--
  From net realized gain on investments                               (0.24)       (0.13)       (0.00)(w)       --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $(0.33)      $(0.31)      $(0.14)         $--          $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $17.23       $14.39       $13.04       $12.11        $9.86
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                  22.31        12.71         8.82        22.82        10.54(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                              0.64         0.66         0.69         0.70         1.24(a)
Expenses after expense reductions (f)(h)                               0.60         0.60         0.60         0.60         0.60(a)
Net investment income (loss)                                           0.09        (0.15)        0.96        (0.27)       (0.55)(a)
Portfolio turnover                                                        3            1            1            0(u)         9
Net assets at end of period (000 omitted)                           $28,325      $31,286      $23,713       $6,704         $741
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND - CONTINUED
                                                                CLASS R1                                   CLASS R2
                                                   -----------------------------------       -----------------------------------
                                                            YEARS ENDED 5/31                           YEARS ENDED 5/31
                                                   -----------------------------------       -----------------------------------
                                                       2007         2006       2005(i)           2007         2006       2005(i)
Net asset value, beginning of period                  $14.15       $12.92       $12.93          $14.21       $12.93       $12.93
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                             $(0.08)      $(0.11)      $(0.03)         $(0.03)      $(0.08)      $(0.02)
  Net realized and unrealized gain (loss) on
  investments                                           3.10         1.66         0.02            3.11         1.68         0.02
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $3.02        $1.55       $(0.01)          $3.08        $1.60          $--
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.07)      $(0.19)         $--          $(0.11)      $(0.19)         $--
  From net realized gain on investments                (0.24)       (0.13)          --           (0.24)       (0.13)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.31)      $(0.32)         $--          $(0.35)      $(0.32)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $16.86       $14.15       $12.92          $16.94       $14.21       $12.93
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                   21.58        12.03        (0.08)(n)       21.95        12.42         0.00(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)               1.31         1.36         1.39(a)         0.99         1.06         1.09(a)
Expenses after expense reductions (f)(h)                1.19         1.21         1.30(a)         0.84         0.86         1.00(a)
Net investment loss                                    (0.54)       (0.79)       (1.29)(a)       (0.18)       (0.59)       (1.00)(a)
Portfolio turnover                                         3            1            1               3            1            1
Net assets at end of period (000 omitted)            $12,146       $4,093          $50          $7,598       $1,579          $50
--------------------------------------------------------------------------------------------------------------------------------

                                                                                              YEARS ENDED 5/31
                                                                               -------------------------------------------------
CLASS R3                                                                           2007         2006         2005        2004(i)
Net asset value, beginning of period                                              $14.29       $12.98       $12.09       $11.13
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                                $(0.02)      $(0.05)       $0.03       $(0.02)
  Net realized and unrealized gain (loss) on investments                            3.14         1.67         1.00         0.98
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $3.12        $1.62        $1.03        $0.96
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                      $(0.11)      $(0.18)      $(0.14)         $--
  From net realized gain on investments                                            (0.24)       (0.13)       (0.00)(w)       --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                      $(0.35)      $(0.31)      $(0.14)         $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $17.06       $14.29       $12.98       $12.09
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                               22.12        12.52         8.54         8.63(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                           0.86         0.91         0.94         0.93(a)
Expenses after expense reductions (f)(h)                                            0.74         0.77         0.85         0.83(a)
Net investment income (loss)                                                       (0.13)       (0.38)        0.31        (0.33)(a)
Portfolio turnover                                                                     3            1            1            0(u)
Net assets at end of period (000 omitted)                                        $45,727      $11,483       $1,978           $5
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND - CONTINUED

                                                              CLASS R4                                   CLASS R5
                                                   ------------------------------------        ---------------------------------
                                                          YEARS ENDED 5/31                           YEARS ENDED 5/31
                                                   ------------------------------------        ---------------------------------
                                                       2007         2006        2005(i)          2007         2006       2005(i)
Net asset value, beginning of period                  $14.39       $13.07       $13.06          $14.43       $13.07       $13.06
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                     $0.02       $(0.02)      $(0.01)          $0.07       $(0.01)      $(0.00)(w)
  Net realized and unrealized gain (loss) on
  investments                                           3.16         1.69         0.02            3.18         1.74         0.01
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $3.18        $1.67        $0.01           $3.25        $1.73        $0.01
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.14)      $(0.22)         $--          $(0.16)      $(0.24)         $--
  From net realized gain on investments                (0.24)       (0.13)          --           (0.24)       (0.13)          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.38)      $(0.35)         $--          $(0.40)      $(0.37)         $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $17.19       $14.39       $13.07          $17.28       $14.43       $13.07
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                                   22.41        12.82         0.08(n)        22.81        13.23         0.08(n)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)               0.54         0.56         0.59(a)         0.24         0.26         0.29(a)
Expenses after expense reductions (f)(h)                0.49         0.50         0.50(a)         0.20         0.20         0.20(a)
Net investment income (loss)                            0.14        (0.15)       (0.50)(a)        0.47        (0.07)       (0.19)(a)
Portfolio turnover                                         3            1            1               3            1            1
Net assets at end of period (000 omitted)            $45,124       $7,251          $50         $84,407      $67,013          $50
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND - CONTINUED
                                                                                         YEARS ENDED 5/31
                                                                     -----------------------------------------------------------
CLASS 529A                                                            2007         2006         2005         2004        2003(i)
Net asset value, beginning of period                                 $14.38       $13.03       $12.10        $9.87        $9.13
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                   $(0.00)(w)   $(0.04)       $0.09       $(0.04)      $(0.04)
  Net realized and unrealized gain (loss) on investments               3.15         1.69         0.96         2.27         0.78
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      $3.15        $1.65        $1.05        $2.23        $0.74
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                         $(0.09)      $(0.17)      $(0.12)         $--          $--
  From net realized gain on investments                               (0.24)       (0.13)       (0.00)(w)       --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $(0.33)      $(0.30)      $(0.12)         $--          $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $17.20       $14.38       $13.03       $12.10        $9.87
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                               22.16        12.66         8.66        22.59         8.11(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                              0.74         0.76         0.79         0.80         1.34(a)
Expenses after expense reductions (f)(h)                               0.70         0.70         0.70         0.70         0.70(a)
Net investment income (loss)                                          (0.02)       (0.25)        0.75        (0.33)       (0.50)(a)
Portfolio turnover                                                        3            1            1            0(u)         9
Net assets at end of period (000 omitted)                           $44,563      $31,747      $22,247      $10,690       $2,552
-------------------------------------------------------------------------------------------------------------------------------

                                                                                         YEARS ENDED 5/31
                                                                    ------------------------------------------------------------
CLASS 529B                                                            2007         2006         2005         2004        2003(i)
Net asset value, beginning of period                                 $14.12       $12.82       $11.92        $9.79        $9.13
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                   $(0.10)      $(0.12)       $0.02       $(0.11)      $(0.08)
  Net realized and unrealized gain (loss) on investments               3.09         1.64         0.93         2.24         0.74
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      $2.99        $1.52        $0.95        $2.13        $0.66
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                            $--       $(0.09)      $(0.05)         $--          $--
  From net realized gain on investments                               (0.24)       (0.13)       (0.00)(w)       --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $(0.24)      $(0.22)      $(0.05)         $--          $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $16.87       $14.12       $12.82       $11.92        $9.79
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                               21.37        11.82         7.98        21.76         7.23(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                              1.39         1.41         1.44         1.45         1.99(a)
Expenses after expense reductions (f)(h)                               1.35         1.35         1.35         1.35         1.35(a)
Net investment income (loss)                                          (0.66)       (0.89)        0.18        (0.96)       (1.16)(a)
Portfolio turnover                                                        3            1            1            0(u)         9
Net assets at end of period (000 omitted)                           $26,887      $22,559      $17,698      $12,133       $2,858
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND - CONTINUED
                                                                                         YEARS ENDED 5/31
                                                                    ------------------------------------------------------------
CLASS 529C                                                            2007         2006         2005         2004        2003(i)
Net asset value, beginning of period                                 $14.13       $12.83       $11.94        $9.81        $9.13
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                   $(0.10)      $(0.13)       $0.02       $(0.11)      $(0.08)
  Net realized and unrealized gain (loss) on investments               3.09         1.66         0.93         2.24         0.76
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      $2.99        $1.53        $0.95        $2.13        $0.68
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                         $(0.00)(w)   $(0.10)      $(0.06)         $--          $--
  From net realized gain on investments                               (0.24)       (0.13)       (0.00)(w)       --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $(0.24)      $(0.23)      $(0.06)         $--          $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $16.88       $14.13       $12.83       $11.94        $9.81
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                               21.39        11.94         7.95        21.71         7.45(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                              1.39         1.41         1.44         1.45         1.99(a)
Expenses after expense reductions (f)(h)                               1.34         1.35         1.35         1.35         1.35(a)
Net investment income (loss)                                          (0.69)       (0.90)        0.18        (0.97)       (1.18)(a)
Portfolio turnover                                                        3            1            1            0(u)         9
Net assets at end of period (000 omitted)                           $12,982       $8,460       $5,221       $3,087         $807
-------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, June 28, 2002, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R),
    October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(u) Portfolio turnover is less than 1%.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund (the funds) are each a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each fund is a "fund of funds", which invests the majority of its assets in other MFS equity, fixed income, international, and money market mutual funds (underlying funds), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Additional information, including each underlying fund's accounting policies, is outlined in the underlying fund's financial statements which are available upon request.

INVESTMENT VALUATIONS - Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by the adviser are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to each fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in each fund's financial statements.

INDEMNIFICATIONS - Under each fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by each fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and short-term capital gain distributions received from underlying funds.

The tax character of distributions declared to shareholders is as follows:

                                                                                                                     MFS AGGRESSIVE
                                                    MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                     ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
YEAR ENDED 5/31/07
Ordinary income (including any short-term capital
gains)                                                   $18,013,011          $46,555,523          $42,043,919           $6,467,288
Long-term capital gain                                     8,164,897           25,324,556           36,415,656           18,152,758
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                      $26,177,908          $71,880,079          $78,459,575          $24,620,046

                                                                                                                     MFS AGGRESSIVE
                                                    MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                     ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
YEAR ENDED 5/31/06
Ordinary income (including any short-term capital
gains)                                                   $13,056,366          $38,088,066          $39,047,262          $10,030,854
Long-term capital gain                                     1,610,783            7,241,965           13,462,509            7,768,258
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                      $14,667,149          $45,330,031          $52,509,771          $17,799,112

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                                                                                                      MFS AGGRESSIVE
                                                     MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
AS OF 5/31/07
Cost of investments                                     $653,817,007       $1,890,198,962       $2,207,257,738       $1,008,308,321
-----------------------------------------------------------------------------------------------------------------------------------
Gross appreciation                                      $103,945,260         $443,768,244         $624,220,217         $349,967,668
Gross depreciation                                       (14,146,018)         (26,297,060)         (14,502,331)                  --
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)               $89,799,242         $417,471,184         $609,717,886         $349,967,668
Undistributed ordinary income                             $7,115,926          $13,724,035           $5,429,461             $643,483
Undistributed long-term capital gain                       6,940,175           25,529,526           45,804,419           20,394,674

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to each fund, and has determined that there is no impact resulting from the adoption of this Interpretation on each fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of each fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of each fund's operating expenses, exclusive of distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of each fund's average daily net assets. This written agreement will continue through September 30, 2007 unless changed or rescinded by each fund's Board of Trustees. For the year ended May 31, 2007, this reduction amounted to the following for each fund and is reflected as a reduction of total expenses in the Statement of Operations.

                                                                 MFS AGGRESSIVE
     MFS CONSERVATIVE         MFS MODERATE         MFS GROWTH            GROWTH
      ALLOCATION FUND      ALLOCATION FUND    ALLOCATION FUND   ALLOCATION FUND

             $280,126             $209,048           $422,824          $471,717

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended May 31, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund.

                                                       CLASS A      CLASS 529A

MFS Conservative Allocation Fund                      $130,215         $19,440
MFS Moderate Allocation Fund                           521,934          41,778
MFS Growth Allocation Fund                             753,320          63,759
MFS Aggressive Growth Allocation Fund                  302,537          71,240

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                                  CLASS A
                                        -------------------------------------------------------------------------------------------
                                                                                       TOTAL               ANNUAL      DISTRIBUTION
                                          DISTRIBUTION          SERVICE         DISTRIBUTION            EFFECTIVE       AND SERVICE
                                              FEE RATE         FEE RATE              PLAN(d)              RATE(e)               FEE
MFS Conservative Allocation Fund                 0.10%            0.25%                0.35%                0.35%          $960,434
MFS Moderate Allocation Fund                     0.10%            0.25%                0.35%                0.35%         2,899,157
MFS Growth Allocation Fund                       0.10%            0.25%                0.35%                0.35%         3,451,962
MFS Aggressive Growth Allocation Fund            0.10%            0.25%                0.35%                0.35%         1,544,665

                                                                              CLASS B
                                        -------------------------------------------------------------------------------------------
                                                                                       TOTAL               ANNUAL      DISTRIBUTION
                                          DISTRIBUTION          SERVICE         DISTRIBUTION            EFFECTIVE       AND SERVICE
                                              FEE RATE         FEE RATE              PLAN(d)              RATE(e)               FEE
MFS Conservative Allocation Fund                 0.75%            0.25%                1.00%                1.00%        $1,638,805
MFS Moderate Allocation Fund                     0.75%            0.25%                1.00%                1.00%         5,409,450
MFS Growth Allocation Fund                       0.75%            0.25%                1.00%                1.00%         6,354,017
MFS Aggressive Growth Allocation Fund            0.75%            0.25%                1.00%                1.00%         2,368,360

                                                                              CLASS C
                                        -------------------------------------------------------------------------------------------
                                                                                       TOTAL               ANNUAL      DISTRIBUTION
                                          DISTRIBUTION          SERVICE         DISTRIBUTION            EFFECTIVE       AND SERVICE
                                              FEE RATE         FEE RATE              PLAN(d)              RATE(e)               FEE
MFS Conservative Allocation Fund                 0.75%            0.25%                1.00%                1.00%        $1,336,567
MFS Moderate Allocation Fund                     0.75%            0.25%                1.00%                1.00%         4,287,164
MFS Growth Allocation Fund                       0.75%            0.25%                1.00%                1.00%         4,886,693
MFS Aggressive Growth Allocation Fund            0.75%            0.25%                1.00%                1.00%         1,835,285

                                                                              CLASS R
                                        -------------------------------------------------------------------------------------------
                                                                                       TOTAL               ANNUAL      DISTRIBUTION
                                          DISTRIBUTION          SERVICE         DISTRIBUTION            EFFECTIVE       AND SERVICE
                                              FEE RATE         FEE RATE              PLAN(d)              RATE(e)               FEE
MFS Conservative Allocation Fund                 0.25%            0.25%                0.50%                0.50%           $81,848
MFS Moderate Allocation Fund                     0.25%            0.25%                0.50%                0.50%           271,464
MFS Growth Allocation Fund                       0.25%            0.25%                0.50%                0.50%           302,496
MFS Aggressive Growth Allocation Fund            0.25%            0.25%                0.50%                0.50%           153,140

                                                                             CLASS R1
                                        -------------------------------------------------------------------------------------------
                                                                                       TOTAL               ANNUAL      DISTRIBUTION
                                          DISTRIBUTION          SERVICE         DISTRIBUTION            EFFECTIVE       AND SERVICE
                                              FEE RATE         FEE RATE              PLAN(d)              RATE(e)               FEE
MFS Conservative Allocation Fund                 0.50%            0.25%                0.75%                0.75%           $17,846
MFS Moderate Allocation Fund                     0.50%            0.25%                0.75%                0.75%            64,944
MFS Growth Allocation Fund                       0.50%            0.25%                0.75%                0.75%            75,795
MFS Aggressive Growth Allocation Fund            0.50%            0.25%                0.75%                0.75%            55,937

                                                                             CLASS R2
                                        -------------------------------------------------------------------------------------------
                                                                                       TOTAL               ANNUAL      DISTRIBUTION
                                          DISTRIBUTION          SERVICE         DISTRIBUTION            EFFECTIVE       AND SERVICE
                                              FEE RATE         FEE RATE              PLAN(d)              RATE(e)               FEE
MFS Conservative Allocation Fund                 0.25%            0.25%                0.50%                0.50%            $7,550
MFS Moderate Allocation Fund                     0.25%            0.25%                0.50%                0.50%            33,474
MFS Growth Allocation Fund                       0.25%            0.25%                0.50%                0.50%            57,732
MFS Aggressive Growth Allocation Fund            0.25%            0.25%                0.50%                0.50%            19,144

                                                                             CLASS R3
                                        -------------------------------------------------------------------------------------------
                                                                                       TOTAL               ANNUAL      DISTRIBUTION
                                          DISTRIBUTION          SERVICE         DISTRIBUTION            EFFECTIVE       AND SERVICE
                                              FEE RATE         FEE RATE              PLAN(d)              RATE(e)               FEE
MFS Conservative Allocation Fund                 0.25%            0.25%                0.50%                0.50%           $55,152
MFS Moderate Allocation Fund                     0.25%            0.25%                0.50%                0.50%           183,386
MFS Growth Allocation Fund                       0.25%            0.25%                0.50%                0.50%           190,988
MFS Aggressive Growth Allocation Fund            0.25%            0.25%                0.50%                0.50%           117,220

                                                                             CLASS R4
                                        -------------------------------------------------------------------------------------------
                                                                                       TOTAL               ANNUAL      DISTRIBUTION
                                          DISTRIBUTION          SERVICE         DISTRIBUTION            EFFECTIVE       AND SERVICE
                                              FEE RATE         FEE RATE              PLAN(d)              RATE(e)               FEE
MFS Conservative Allocation Fund                    --            0.25%                0.25%                0.25%           $17,813
MFS Moderate Allocation Fund                        --            0.25%                0.25%                0.25%           145,007
MFS Growth Allocation Fund                          --            0.25%                0.25%                0.25%           115,952
MFS Aggressive Growth Allocation Fund               --            0.25%                0.25%                0.25%            63,179

                                                                            CLASS 529A
                                        -------------------------------------------------------------------------------------------
                                                                                       TOTAL               ANNUAL      DISTRIBUTION
                                          DISTRIBUTION          SERVICE         DISTRIBUTION            EFFECTIVE       AND SERVICE
                                              FEE RATE         FEE RATE              PLAN(d)              RATE(e)               FEE
MFS Conservative Allocation Fund                 0.25%            0.25%                0.50%                0.35%           $76,702
MFS Moderate Allocation Fund                     0.25%            0.25%                0.50%                0.35%           114,836
MFS Growth Allocation Fund                       0.25%            0.25%                0.50%                0.35%           146,624
MFS Aggressive Growth Allocation Fund            0.25%            0.25%                0.50%                0.35%           127,700

                                                                            CLASS 529B
                                        -------------------------------------------------------------------------------------------
                                                                                       TOTAL               ANNUAL      DISTRIBUTION
                                          DISTRIBUTION          SERVICE         DISTRIBUTION            EFFECTIVE       AND SERVICE
                                              FEE RATE         FEE RATE              PLAN(d)              RATE(e)               FEE
MFS Conservative Allocation Fund                 0.75%            0.25%                1.00%                1.00%           $25,771
MFS Moderate Allocation Fund                     0.75%            0.25%                1.00%                1.00%           194,115
MFS Growth Allocation Fund                       0.75%            0.25%                1.00%                1.00%           292,838
MFS Aggressive Growth Allocation Fund            0.75%            0.25%                1.00%                1.00%           239,821

                                                                            CLASS 529C
                                        -------------------------------------------------------------------------------------------
                                                                                       TOTAL               ANNUAL      DISTRIBUTION
                                          DISTRIBUTION          SERVICE         DISTRIBUTION            EFFECTIVE       AND SERVICE
                                              FEE RATE         FEE RATE              PLAN(d)              RATE(e)               FEE
MFS Conservative Allocation Fund                 0.75%            0.25%                1.00%                1.00%          $125,961
MFS Moderate Allocation Fund                     0.75%            0.25%                1.00%                1.00%           152,867
MFS Growth Allocation Fund                       0.75%            0.25%                1.00%                1.00%           171,115
MFS Aggressive Growth Allocation Fund            0.75%            0.25%                1.00%                1.00%            99,936

                                                                                                                     MFS AGGRESSIVE
                                                 MFS CONSERVATIVE          MFS MODERATE            MFS GROWTH                GROWTH
                                                  ALLOCATION FUND       ALLOCATION FUND       ALLOCATION FUND       ALLOCATION FUND
Total Distribution and Service Fees                    $4,344,449           $13,755,864           $16,046,212            $6,624,387

(d) In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.

(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2007 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by each fund.
    Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as each fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2007, were as follows:

                                                                                                                     MFS AGGRESSIVE
                                                    MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                     ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
Class A                                                       $8,157              $25,211              $39,666              $18,015
Class B                                                      328,218            1,005,694              996,858              376,700
Class C                                                       19,429               62,268               62,004               34,890
Class 529B                                                     2,474                8,260               16,745               17,512
Class 529C                                                       532                  359                  934                  412

Each fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in each fund's 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of each fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees each fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended May 31, 2007, were as follows:

                                                                                                                     MFS AGGRESSIVE
                                                    MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                     ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
Class 529A                                                   $54,787              $82,025             $104,730              $91,214
Class 529B                                                     6,443               48,529               73,210               59,955
Class 529C                                                    31,490               38,217               42,779               24,984
-----------------------------------------------------------------------------------------------------------------------------------
Total Program Manager Fees                                   $92,720             $168,771             $220,719             $176,153

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives payment from each fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of each fund. For the year ended
May 31, 2007, these costs amounted to the following:

                                                                                          MFS AGGRESSIVE
             MFS CONSERVATIVE             MFS MODERATE               MFS GROWTH                   GROWTH
              ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND
                     $422,398               $1,221,314               $1,520,443                 $859,696

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds ("MFS fund-of-funds") and each underlying fund in which a MFS fund-of-funds invests ("underlying funds"), each underlying fund may pay a portion of each MFS fund-of-fund's transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended May 31, 2007, the shareholder servicing costs on the Statements of Operations reflect this agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the year ended May 31,
2007 was equivalent to the following annual effective rates of each fund's average daily net assets:

                                                                                          MFS AGGRESSIVE
             MFS CONSERVATIVE             MFS MODERATE               MFS GROWTH                   GROWTH
              ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND
                      0.0026%                  0.0008%                  0.0007%                  0.0015%

In addition to the administrative services provided by MFS to each fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended May 31, 2007, each fund paid
MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                                     CLASS R1
                                                   --------------------------------------------------------------------------------
                                                        BEGINNING OF
                                                      PERIOD THROUGH            EFFECTIVE               ANNUAL                TOTAL
                                                             3/31/07              4/01/07    EFFECTIVE RATE(g)               AMOUNT
MFS Conservative Allocation Fund                               0.45%                0.35%                0.35%              $10,011
MFS Moderate Allocation Fund                                   0.45%                0.35%                0.35%               36,788
MFS Growth Allocation Fund                                     0.45%                0.35%                0.35%               42,868
MFS Aggressive Growth Allocation Fund                          0.45%                0.35%                0.35%               31,697

                                                                                     CLASS R2
                                                   --------------------------------------------------------------------------------
                                                        BEGINNING OF
                                                      PERIOD THROUGH            EFFECTIVE               ANNUAL                TOTAL
                                                             3/31/07              4/01/07    EFFECTIVE RATE(g)               AMOUNT
MFS Conservative Allocation Fund                               0.40%                0.25%                0.25%               $5,372
MFS Moderate Allocation Fund                                   0.40%                0.25%                0.25%               24,153
MFS Growth Allocation Fund                                     0.40%                0.25%                0.25%               42,127
MFS Aggressive Growth Allocation Fund                          0.40%                0.25%                0.25%               13,786

                                                                                     CLASS R3
                                                   --------------------------------------------------------------------------------
                                                        BEGINNING OF
                                                      PERIOD THROUGH            EFFECTIVE               ANNUAL                TOTAL
                                                             3/31/07              4/01/07    EFFECTIVE RATE(g)               AMOUNT
MFS Conservative Allocation Fund                               0.25%                0.15%                0.15%              $24,140
MFS Moderate Allocation Fund                                   0.25%                0.15%                0.15%               81,350
MFS Growth Allocation Fund                                     0.25%                0.15%                0.15%               85,149
MFS Aggressive Growth Allocation Fund                          0.25%                0.15%                0.15%               51,947

                                                                                     CLASS R4
                                                   --------------------------------------------------------------------------------
                                                        BEGINNING OF
                                                      PERIOD THROUGH            EFFECTIVE               ANNUAL                TOTAL
                                                             3/31/07              4/01/07    EFFECTIVE RATE(g)               AMOUNT
MFS Conservative Allocation Fund                               0.15%                0.15%                0.15%              $10,688
MFS Moderate Allocation Fund                                   0.15%                0.15%                0.15%               87,004
MFS Growth Allocation Fund                                     0.15%                0.15%                0.15%               69,571
MFS Aggressive Growth Allocation Fund                          0.15%                0.15%                0.15%               37,907

                                                                                     CLASS R5
                                                   --------------------------------------------------------------------------------
                                                        BEGINNING OF
                                                      PERIOD THROUGH            EFFECTIVE               ANNUAL                TOTAL
                                                             3/31/07              4/01/07    EFFECTIVE RATE(g)               AMOUNT
MFS Conservative Allocation Fund                               0.10%                0.10%                0.10%             $ 13,516
MFS Moderate Allocation Fund                                   0.10%                0.10%                0.10%               35,535
MFS Growth Allocation Fund                                     0.10%                0.10%                0.10%               39,624
MFS Aggressive Growth Allocation Fund                          0.10%                0.10%                0.10%               72,276

                                                                                                                     MFS AGGRESSIVE
                                                    MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                     ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
Total Retirement Plan Administration Service Fees            $63,727             $264,830             $279,339             $207,613

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10% for Class R3 shares. This agreement was discontinued on March 31,
    2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the year ended May 31, 2007, the waiver amounted to the following and is reflected as a reduction of total expenses in the Statement of Operations:

                                                                                          MFS AGGRESSIVE
             MFS CONSERVATIVE             MFS MODERATE               MFS GROWTH                   GROWTH
              ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND
                      $10,875                  $40,232                  $48,611                  $26,588

TRUSTEES' AND OFFICERS' COMPENSATION - Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to trustees or officers of the funds who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - Each fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance
Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended May 31, 2007, the fee paid to
Tarantino LLC amounted to the following:

                                                                                          MFS AGGRESSIVE
             MFS CONSERVATIVE             MFS MODERATE               MFS GROWTH                   GROWTH
              ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND
                       $4,391                  $13,592                  $15,865                   $7,384

MFS has agreed to reimburse each fund for a portion of the payments made by the funds to Tarantino LLC in the amounts, which are shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

                                                                                          MFS AGGRESSIVE
             MFS CONSERVATIVE             MFS MODERATE               MFS GROWTH                   GROWTH
              ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND
                       $3,432                  $10,613                  $12,356                   $5,754

The investment adviser reimbursed the following funds for an operational issue. These amounts were recorded as an adjustment to the cost basis of applicable investments.

                              MFS Conservative Allocation Fund          $115,166
                              MFS Growth Allocation Fund                 182,956
                              MFS Moderate Allocation Fund               199,323

(4) PORTFOLIO SECURITIES

Purchases and sales of shares of underlying funds aggregated the following:

                                                                                                                     MFS AGGRESSIVE
                                                    MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                     ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
Purchases                                               $115,549,707         $243,139,461         $336,888,639         $173,323,658
-----------------------------------------------------------------------------------------------------------------------------------
Sales                                                    $54,397,267         $116,343,769          $66,380,766          $38,542,636
-----------------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

MFS CONSERVATIVE ALLOCATION FUND                                             YEAR ENDED                       YEAR ENDED
                                                                              5/31/07                           5/31/06
                                                                  --------------------------------  -------------------------------
                                                                      SHARES           AMOUNT           SHARES          AMOUNT
Shares sold
  Class A                                                             9,194,856      $111,435,702       8,071,800      $94,208,820
  Class B                                                             1,842,067        21,990,522       2,448,255       28,321,804
  Class C                                                             2,499,664        29,946,397       3,449,150       39,866,036
  Class I                                                             1,237,178        15,077,035         774,180        9,080,878
  Class R                                                               416,465         5,020,150         537,946        6,245,947
  Class R1                                                              570,506         6,812,555         160,777        1,865,515
  Class R2                                                              386,937         4,616,145          49,336          570,448
  Class R3                                                            3,109,827        37,006,393         290,447        3,364,787
  Class R4                                                            1,690,941        20,496,993         263,785        3,079,933
  Class R5                                                              745,732         9,006,188       1,074,081       12,718,066
  Class 529A                                                            831,352         9,995,456         664,767        7,716,074
  Class 529B                                                            155,155         1,861,183          54,132          627,485
  Class 529C                                                            478,903         5,699,599         443,911        5,095,945
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     23,159,583      $278,964,318      18,282,567     $212,761,738

Shares issued to shareholders in reinvestment of distributions
  Class A                                                               848,720       $10,210,107         508,292       $5,865,683
  Class B                                                               424,940         5,082,278         271,567        3,114,871
  Class C                                                               285,936         3,414,074         172,978        1,982,325
  Class I                                                                78,350           948,039          42,764          496,060
  Class R                                                                52,860           633,256          34,081          391,929
  Class R1                                                                7,367            87,004           1,252           14,201
  Class R2                                                                4,270            50,638             280            3,192
  Class R3                                                               34,389           407,166           3,032           34,565
  Class R4                                                               24,327           291,396             960           11,054
  Class R5                                                               51,316           616,813          23,251          268,084
  Class 529A                                                             72,058           863,978          35,132          404,373
  Class 529B                                                              7,151            85,170           2,663           30,494
  Class 529C                                                             35,981           425,372          17,432          198,722
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      1,927,665       $23,115,291       1,113,684      $12,815,553

Shares reacquired
  Class A                                                            (7,893,152)     $(95,836,356)     (6,883,667)    $(80,574,896)
  Class B                                                            (3,333,747)      (39,993,620)     (3,117,673)     (36,143,986)
  Class C                                                            (2,907,888)      (34,806,138)     (2,737,525)     (31,651,471)
  Class I                                                              (904,071)      (11,144,426)       (507,046)      (5,968,130)
  Class R                                                              (736,027)       (8,904,081)       (339,326)      (3,949,068)
  Class R1                                                             (292,601)       (3,494,939)        (66,707)        (773,129)
  Class R2                                                             (189,677)       (2,270,448)        (13,842)        (160,571)
  Class R3                                                           (1,633,909)      (19,444,431)        (61,728)        (713,532)
  Class R4                                                             (837,302)      (10,153,791)        (53,011)        (620,445)
  Class R5                                                             (474,163)       (5,756,131)       (191,442)      (2,242,789)
  Class 529A                                                           (343,679)       (4,128,187)       (283,234)      (3,300,695)
  Class 529B                                                            (31,628)         (374,572)        (25,675)        (296,250)
  Class 529C                                                           (273,367)       (3,239,020)       (169,715)      (1,949,666)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    (19,851,211)    $(239,546,140)    (14,450,591)   $(168,344,628)

Net change
  Class A                                                             2,150,424       $25,809,453       1,696,425      $19,499,607
  Class B                                                            (1,066,740)      (12,920,820)       (397,851)      (4,707,311)
  Class C                                                              (122,288)       (1,445,667)        884,603       10,196,890
  Class I                                                               411,457         4,880,648         309,898        3,608,808
  Class R                                                              (266,702)       (3,250,675)        232,701        2,688,808
  Class R1                                                              285,272         3,404,620          95,322        1,106,587
  Class R2                                                              201,530         2,396,335          35,774          413,069
  Class R3                                                            1,510,307        17,969,128         231,751        2,685,820
  Class R4                                                              877,966        10,634,598         211,734        2,470,542
  Class R5                                                              322,885         3,866,870         905,890       10,743,361
  Class 529A                                                            559,731         6,731,247         416,665        4,819,752
  Class 529B                                                            130,678         1,571,781          31,120          361,729
  Class 529C                                                            241,517         2,885,951         291,628        3,345,001
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      5,236,037       $62,533,469       4,945,660      $57,232,663

MFS MODERATE ALLOCATION FUND

Shares sold
  Class A                                                            22,701,531      $305,215,349      22,167,439     $282,516,368
  Class B                                                             5,816,567        76,738,924       9,348,578      118,079,446
  Class C                                                             6,376,491        84,330,862       9,595,446      121,094,845
  Class I                                                             1,271,983        17,368,516       1,252,375       16,097,077
  Class R                                                               954,303        12,713,328       1,357,785       17,215,856
  Class R1                                                            1,537,096        20,403,589         392,974        4,969,983
  Class R2                                                            1,525,621        20,288,137         200,490        2,579,613
  Class R3                                                            7,206,177        96,317,806       1,567,315       19,994,964
  Class R4                                                            9,831,094       131,808,012       4,575,109       59,306,295
  Class R5                                                            1,318,131        17,609,749       2,375,821       30,759,274
  Class 529A                                                            920,430        12,266,698         865,938       10,976,843
  Class 529B                                                            451,194         5,922,470         467,993        5,857,050
  Class 529C                                                            437,375         5,764,575         468,369        5,894,674
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     60,347,993      $806,748,015      54,635,632     $695,342,288

Shares issued to shareholders in reinvestment of distributions
  Class A                                                             2,124,976       $28,474,667       1,476,048      $18,598,185
  Class B                                                             1,139,443        15,165,985         840,633       10,524,722
  Class C                                                               710,087         9,437,054         492,580        6,157,249
  Class I                                                               132,347         1,787,977          90,483        1,148,236
  Class R                                                               136,250         1,818,935         103,673        1,301,087
  Class R1                                                               24,158           317,430           4,371           54,213
  Class R2                                                               18,095           241,565             139            1,745
  Class R3                                                               95,074         1,259,729          12,222          152,649
  Class R4                                                              162,635         2,171,175           7,584           95,325
  Class R5                                                              107,166         1,433,878          55,025          692,211
  Class 529A                                                             86,633         1,157,414          58,112          729,575
  Class 529B                                                             44,440           586,959          24,439          304,261
  Class 529C                                                             34,816           460,982          21,165          262,954
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      4,816,120       $64,313,750       3,186,474      $40,022,412

Shares reacquired
  Class A                                                           (21,955,030)    $(295,009,669)    (15,734,431)   $(201,253,008)
  Class B                                                            (8,955,198)     (118,770,608)     (7,564,876)     (95,776,271)
  Class C                                                            (7,154,978)      (94,757,823)     (5,489,509)     (69,436,624)
  Class I                                                            (1,438,731)      (19,952,725)       (861,892)     (11,065,893)
  Class R                                                            (2,729,756)      (36,900,490)       (875,258)     (11,148,036)
  Class R1                                                             (890,685)      (11,850,785)        (31,569)        (400,526)
  Class R2                                                             (923,247)      (12,358,277)        (47,821)        (593,507)
  Class R3                                                           (3,872,346)      (51,714,911)       (370,461)      (4,730,188)
  Class R4                                                           (6,006,808)      (81,213,421)     (2,390,028)     (30,845,119)
  Class R5                                                             (645,862)       (8,693,706)       (219,576)      (2,833,901)
  Class 529A                                                           (684,590)       (9,091,958)       (552,186)      (6,999,053)
  Class 529B                                                           (178,982)       (2,380,450)        (82,901)      (1,049,370)
  Class 529C                                                           (346,395)       (4,527,495)       (253,411)      (3,176,705)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    (55,782,608)    $(747,222,318)    (34,473,919)   $(439,308,201)

Net change
  Class A                                                             2,871,477       $38,680,347       7,909,056      $99,861,545
  Class B                                                            (1,999,188)      (26,865,699)      2,624,335       32,827,897
  Class C                                                               (68,400)         (989,907)      4,598,517       57,815,470
  Class I                                                               (34,401)         (796,232)        480,966        6,179,420
  Class R                                                            (1,639,203)      (22,368,227)        586,200        7,368,907
  Class R1                                                              670,569         8,870,234         365,776        4,623,670
  Class R2                                                              620,469         8,171,425         152,808        1,987,851
  Class R3                                                            3,428,905        45,862,624       1,209,076       15,417,425
  Class R4                                                            3,986,921        52,765,766       2,192,665       28,556,501
  Class R5                                                              779,435        10,349,921       2,211,270       28,617,584
  Class 529A                                                            322,473         4,332,154         371,864        4,707,365
  Class 529B                                                            316,652         4,128,979         409,531        5,111,941
  Class 529C                                                            125,796         1,698,062         236,123        2,980,923
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      9,381,505      $123,839,447      23,348,187     $296,056,499

MFS GROWTH ALLOCATION FUND

Shares sold
  Class A                                                            25,291,668      $374,248,976      25,773,331     $355,179,939
  Class B                                                             8,378,232       120,940,725      12,642,734      172,346,253
  Class C                                                             7,253,919       104,956,838      10,865,274      148,004,980
  Class I                                                             1,305,062        19,361,230       1,484,132       20,462,906
  Class R                                                             1,207,609        17,658,843       1,385,603       18,985,777
  Class R1                                                            1,569,363        22,925,511         443,899        6,048,784
  Class R2                                                            1,606,054        23,479,810         508,657        7,031,034
  Class R3                                                            6,364,771        93,887,488       1,491,475       20,679,381
  Class R4                                                            8,318,098       122,868,859       1,119,948       15,679,792
  Class R5                                                            1,334,882        19,597,556       2,497,437       35,074,584
  Class 529A                                                            961,599        14,048,362         916,087       12,525,525
  Class 529B                                                            598,241         8,566,817         640,866        8,649,782
  Class 529C                                                            374,294         5,389,003         351,601        4,764,231
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     64,563,792      $947,930,018      60,121,044     $825,432,968

Shares issued to shareholders in reinvestment of distributions
  Class A                                                             2,176,325       $32,209,633       1,574,156      $21,424,255
  Class B                                                             1,160,177        16,985,005         919,835       12,390,188
  Class C                                                               731,347        10,692,313         547,777        7,373,078
  Class I                                                               151,869         2,259,807         116,976        1,599,058
  Class R                                                               136,488         2,017,295         117,807        1,600,956
  Class R1                                                               21,991           317,940           7,510          100,261
  Class R2                                                               27,392           397,457           2,221           29,719
  Class R3                                                               88,808         1,297,491          14,515          195,662
  Class R4                                                              116,686         1,718,793           3,434           46,573
  Class R5                                                               97,695         1,445,890          62,643          851,939
  Class 529A                                                             92,348         1,360,910          68,169          924,030
  Class 529B                                                             54,066           787,157          39,285          526,398
  Class 529C                                                             32,242           468,793          22,920          307,123
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      4,887,434       $71,958,484       3,497,248      $47,369,240

Shares reacquired
  Class A                                                           (20,504,994)    $(304,183,040)    (14,042,450)   $(193,927,867)
  Class B                                                            (9,360,236)     (136,149,112)     (6,391,756)     (87,202,639)
  Class C                                                            (6,375,016)      (92,828,583)     (4,797,494)     (65,390,351)
  Class I                                                            (1,455,076)      (22,249,301)       (930,248)     (12,860,160)
  Class R                                                            (2,411,756)      (36,156,951)       (927,872)     (12,879,305)
  Class R1                                                             (846,022)      (12,453,029)        (75,245)      (1,043,042)
  Class R2                                                             (978,102)      (14,397,944)        (26,921)        (375,422)
  Class R3                                                           (3,419,494)      (50,391,762)       (277,029)      (3,813,036)
  Class R4                                                           (4,301,967)      (64,342,168)       (208,123)      (2,903,450)
  Class R5                                                             (746,411)      (10,919,616)       (190,260)      (2,696,691)
  Class 529A                                                           (548,484)       (7,983,260)       (431,214)      (5,912,442)
  Class 529B                                                           (360,400)       (5,159,249)       (358,849)      (4,829,124)
  Class 529C                                                           (196,207)       (2,835,688)       (138,786)      (1,872,691)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    (51,504,165)    $(760,049,703)    (28,796,247)   $(395,706,220)

Net change
  Class A                                                             6,962,999      $102,275,569      13,305,037     $182,676,327
  Class B                                                               178,173         1,776,618       7,170,813       97,533,802
  Class C                                                             1,610,250        22,820,568       6,615,557       89,987,707
  Class I                                                                 1,855          (628,264)        670,860        9,201,804
  Class R                                                            (1,067,659)      (16,480,813)        575,538        7,707,428
  Class R1                                                              745,332        10,790,422         376,164        5,106,003
  Class R2                                                              655,344         9,479,323         483,957        6,685,331
  Class R3                                                            3,034,085        44,793,217       1,228,961       17,062,007
  Class R4                                                            4,132,817        60,245,484         915,259       12,822,915
  Class R5                                                              686,166        10,123,830       2,369,820       33,229,832
  Class 529A                                                            505,463         7,426,012         553,042        7,537,113
  Class 529B                                                            291,907         4,194,725         321,302        4,347,056
  Class 529C                                                            210,329         3,022,108         235,735        3,198,663
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     17,947,061      $259,838,799      34,822,045     $477,095,988

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Shares sold
  Class A                                                            12,402,384      $193,390,061      15,894,854     $224,702,573
  Class B                                                             3,911,761        59,268,222       5,498,915       78,192,933
  Class C                                                             3,615,237        55,013,169       4,159,829       58,875,855
  Class I                                                             1,248,802        19,573,939       1,411,094       20,281,733
  Class R                                                               613,948         9,375,212         797,615       11,447,741
  Class R1                                                            1,050,330        16,225,708         307,396        4,358,866
  Class R2                                                              653,892        10,147,607         110,603        1,609,360
  Class R3                                                            3,816,580        59,605,498         810,306       11,782,708
  Class R4                                                            4,146,631        64,646,044         724,147       10,486,448
  Class R5                                                            1,721,621        26,653,548       5,203,591       75,503,942
  Class 529A                                                            764,344        11,809,063         816,363       11,622,356
  Class 529B                                                            305,214         4,576,176         482,364        6,720,295
  Class 529C                                                            265,293         4,036,224         268,195        3,761,841
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     34,516,037      $534,320,471      36,485,272     $519,346,651

Shares issued to shareholders in reinvestment of distributions
  Class A                                                               627,796        $9,831,288         498,262       $7,060,384
  Class B                                                               254,318         3,936,849         220,351        3,089,322
  Class C                                                               168,545         2,607,388         134,848        1,889,216
  Class I                                                                92,689         1,464,449          76,831        1,097,144
  Class R                                                                41,656           650,664          40,636          574,176
  Class R1                                                               10,252           157,115           3,003           41,783
  Class R2                                                                5,864            90,195             430            6,009
  Class R3                                                               32,690           506,044           6,720           94,146
  Class R4                                                               40,714           634,681           2,763           39,040
  Class R5                                                              115,518         1,806,700         111,560        1,578,570
  Class 529A                                                             50,597           789,322          41,269          581,840
  Class 529B                                                             25,138           385,869          23,126          321,643
  Class 529C                                                             10,439           160,336           8,493          118,216
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      1,476,216       $23,020,900       1,168,292      $16,491,489

Shares reacquired
  Class A                                                           (10,800,797)    $(168,876,217)    (11,407,575)   $(163,590,527)
  Class B                                                            (4,153,926)      (63,492,134)     (2,655,396)     (37,602,584)
  Class C                                                            (2,679,510)      (40,969,649)     (2,266,475)     (32,009,799)
  Class I                                                            (1,299,487)      (20,773,015)       (892,212)     (12,772,807)
  Class R                                                            (1,185,340)      (18,471,046)       (482,859)      (6,950,033)
  Class R1                                                             (629,299)       (9,851,072)        (25,122)        (362,546)
  Class R2                                                             (322,365)       (5,045,056)         (3,766)         (54,492)
  Class R3                                                           (1,971,905)      (30,895,852)       (165,817)      (2,387,123)
  Class R4                                                           (2,066,728)      (32,866,782)       (226,992)      (3,246,921)
  Class R5                                                           (1,594,637)      (24,475,257)       (675,579)     (10,028,125)
  Class 529A                                                           (431,807)       (6,629,933)       (356,459)      (5,049,709)
  Class 529B                                                           (334,183)       (4,999,218)       (289,151)      (4,045,255)
  Class 529C                                                           (105,321)       (1,576,693)        (84,803)      (1,194,964)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    (27,575,305)    $(428,921,924)    (19,532,206)   $(279,294,885)

Net change
  Class A                                                             2,229,383       $34,345,132       4,985,541      $68,172,430
  Class B                                                                12,153          (287,063)      3,063,870       43,679,671
  Class C                                                             1,104,272        16,650,908       2,028,202       28,755,272
  Class I                                                                42,004           265,373         595,713        8,606,070
  Class R                                                              (529,736)       (8,445,170)        355,392        5,071,884
  Class R1                                                              431,283         6,531,751         285,277        4,038,103
  Class R2                                                              337,391         5,192,746         107,267        1,560,877
  Class R3                                                            1,877,365        29,215,690         651,209        9,489,731
  Class R4                                                            2,120,617        32,413,943         499,918        7,278,567
  Class R5                                                              242,502         3,984,991       4,639,572       67,054,387
  Class 529A                                                            383,134         5,968,452         501,173        7,154,487
  Class 529B                                                             (3,831)          (37,173)        216,339        2,996,683
  Class 529C                                                            170,411         2,619,867         191,885        2,685,093
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      8,416,948      $128,419,447      18,121,358     $256,543,255

(6) LINE OF CREDIT

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, each fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended May 31, 2007, each fund's commitment fee and interest expense were as follows and are included in miscellaneous expense on the Statement of Operations:

                                                                                                                    MFS AGGRESSIVE
                                                   MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                    ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
Commitment Fee                                               $3,416               $9,992              $11,682               $5,317

                                                                                                                    MFS AGGRESSIVE
                                                   MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                    ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
Interest Expense                                             $2,982               $7,704               $5,353                 $592

(7) TRANSACTIONS IN UNDERLYING FUNDS

A summary of the fund's transactions in the underlying funds during the year ended May 31, 2007, is set forth below:

MFS CONSERVATIVE ALLOCATION FUND
                                                           BEGINNING         ACQUISITIONS         DISPOSITIONS               ENDING
UNDERLYING FUNDS                                    SHARE/PAR AMOUNT    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT     SHARE/PAR AMOUNT
MFS Government Securities Fund (h)                         6,846,207            1,274,323            (264,338)            7,856,192
MFS Intermediate Investment Grade Bond Fund (h)            9,777,999            1,865,560            (364,005)           11,279,554
MFS Limited Maturity Fund (h)                             19,956,175            3,881,978            (669,936)           23,168,217
MFS Money Market Fund (h)                                 63,377,557           12,700,978          (2,001,892)           74,076,643
MFS Research Bond Fund                                     3,223,226              605,768            (127,291)            3,701,703
MFS Research Fund                                          4,245,178              552,227            (585,083)            4,212,322
MFS Research International Fund                            1,627,071              474,188            (360,669)            1,740,590
MFS Strategic Growth Fund                                  1,619,029              253,558            (221,548)            1,651,039
MFS Value Fund                                             3,821,835              571,886            (556,168)            3,837,553

                                                                             CAPITAL GAIN
                                                            REALIZED   DISTRIBUTIONS FROM             DIVIDEND               ENDING
UNDERLYING FUNDS                                         GAIN (LOSS)     UNDERLYING FUNDS               INCOME                VALUE
MFS Government Securities Fund (h)                        $(191,978)                  $--           $3,276,526          $73,376,836
MFS Intermediate Investment Grade Bond Fund (h)            (295,261)                   --            5,188,173          110,314,040
MFS Limited Maturity Fund (h)                              (338,283)                   --            6,642,034          147,581,541
MFS Money Market Fund (h)                                        --                    --            3,403,961           74,076,643
MFS Research Bond Fund                                     (116,071)                   --            1,749,840           36,720,892
MFS Research Fund                                         1,980,327                    --              626,368          112,974,487
MFS Research International Fund                           1,304,578             3,105,683              471,057           37,492,315
MFS Strategic Growth Fund                                   352,369                    --                   --           37,627,171
MFS Value Fund                                            1,861,797             2,982,052            1,680,415          113,054,324
-----------------------------------------------------------------------------------------------------------------------------------
                                                         $4,557,478            $6,087,735          $23,038,374         $743,218,249

MFS MODERATE ALLOCATION FUND

                                                           BEGINNING         ACQUISITIONS         DISPOSITIONS               ENDING
UNDERLYING FUNDS                                   SHARES/PAR AMOUNT    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT

MFS Government Securities Fund (h)                        21,387,818            3,252,476            (648,065)           23,992,229
MFS High Income Fund (h)                                  25,988,833            3,519,498            (743,857)           28,764,474
MFS Intermediate Investment Grade Bond Fund (h)           20,378,394            3,153,483            (549,233)           22,982,644
MFS Mid Cap Growth Fund (h)                               10,163,212            1,423,452            (664,152)           10,922,512
MFS Mid Cap Value Fund (h)                                 7,059,395              708,460            (547,753)            7,220,102
MFS Money Market Fund (h)                                 99,087,090           16,295,527          (2,021,894)          113,360,723
MFS Research Bond Fund (h)                                20,143,509            3,081,974            (614,842)           22,610,641
MFS Research Fund (h)                                     13,020,115              939,033            (846,655)           13,112,493
MFS Research International Fund                           10,397,139            1,687,880          (1,259,992)           10,825,027
MFS Strategic Growth Fund (h)                              9,785,069              965,464            (473,364)           10,277,169
MFS Value Fund                                            11,878,023              907,842            (845,215)           11,940,650

                                                                             CAPITAL GAIN
                                                            REALIZED   DISTRIBUTIONS FROM             DIVIDEND               ENDING
UNDERLYING FUNDS                                         GAIN (LOSS)     UNDERLYING FUNDS               INCOME                VALUE

MFS Government Securities Fund (h)                        $(450,861)                  $--          $10,131,034         $224,087,423
MFS High Income Fund (h)                                   (116,481)                   --            7,960,559          114,194,963
MFS Intermediate Investment Grade Bond Fund (h)            (424,639)                   --           10,694,134          224,770,254
MFS Mid Cap Growth Fund (h)                                 398,735                    --                   --          118,290,810
MFS Mid Cap Value Fund (h)                                  542,227             2,919,564              772,110          117,832,067
MFS Money Market Fund (h)                                        --                    --            5,262,422          113,360,723
MFS Research Bond Fund (h)                                 (526,002)                   --           10,818,562          224,297,558
MFS Research Fund (h)                                     2,113,638                    --            1,949,175          351,677,061
MFS Research International Fund                           4,914,344            19,272,190            2,923,128          233,171,078
MFS Strategic Growth Fund (h)                               666,326                    --                   --          234,216,673
MFS Value Fund                                            2,502,576             9,279,250            5,194,726          351,771,536
-----------------------------------------------------------------------------------------------------------------------------------
                                                         $9,619,863           $31,471,004          $55,705,850       $2,307,670,146

MFS GROWTH ALLOCATION FUND

                                                           BEGINNING         ACQUISITIONS         DISPOSITIONS               ENDING
UNDERLYING FUNDS                                    SHARE/PAR AMOUNT    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT     SHARE/PAR AMOUNT
MFS Government Securities Fund (h)                        12,239,670            2,796,639            (320,592)           14,715,717
MFS High Income Fund (h)                                  29,682,341            5,897,962            (509,510)           35,070,793
MFS International New Discovery Fund                       4,122,096              736,323            (335,554)            4,522,865
MFS Mid Cap Growth Fund (h)                               23,337,506            3,478,750            (496,968)           26,319,288
MFS Mid Cap Value Fund (h)                                16,054,637            1,756,047            (406,237)           17,404,447
MFS Research Bond Fund (h)                                23,045,984            5,248,133            (567,882)           27,726,235
MFS Research Fund (h)                                      9,881,550              823,928            (154,468)           10,551,010
MFS Research International Fund (h)                       17,132,862            3,488,980            (957,620)           19,664,222
MFS Strategic Growth Fund (h)                             16,849,073            1,943,170            (194,860)           18,597,383
MFS Value Fund                                            13,444,767            1,248,424            (286,790)           14,406,401

                                                                             CAPITAL GAIN
                                                            REALIZED   DISTRIBUTIONS FROM             DIVIDEND               ENDING
UNDERLYING FUNDS                                         GAIN (LOSS)     UNDERLYING FUNDS               INCOME                VALUE
MFS Government Securities Fund (h)                        $(224,125)                  $--           $5,952,820         $137,444,791
MFS High Income Fund (h)                                    (94,628)                   --            9,332,786          139,231,049
MFS International New Discovery Fund                      1,718,872            11,163,038            1,345,161          141,384,747
MFS Mid Cap Growth Fund (h)                                 298,553                    --                   --          285,037,884
MFS Mid Cap Value Fund (h)                                  244,622             6,857,140            1,813,444          284,040,574
MFS Research Bond Fund (h)                                 (503,906)                   --           12,701,313          275,044,251
MFS Research Fund (h)                                       291,123                    --            1,525,884          282,978,083
MFS Research International Fund (h)                       3,449,192            34,037,910            5,162,731          423,567,332
MFS Strategic Growth Fund (h)                               148,370                    --                   --          423,834,351
MFS Value Fund                                              745,998            10,858,630            6,011,552          424,412,562
-----------------------------------------------------------------------------------------------------------------------------------
                                                         $6,074,071           $62,916,718          $43,845,691       $2,816,975,624

MFS AGGRESSIVE GROWTH ALLOCATION FUND

                                                           BEGINNING         ACQUISITIONS         DISPOSITIONS               ENDING
UNDERLYING FUNDS                                   SHARES/PAR AMOUNT    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT
MFS International New Discovery Fund                       3,801,540              774,514            (244,438)            4,331,616
MFS Mid Cap Growth Fund (h)                               16,457,955            2,991,391            (604,148)           18,845,198
MFS Mid Cap Value Fund (h)                                11,236,253            1,596,912            (330,900)           12,502,265
MFS New Discovery Fund (h)                                 2,743,610              545,001            (193,033)            3,095,578
MFS Research Fund                                          4,607,145              509,481             (55,308)            5,061,318
MFS Research International Fund                            5,317,764            1,238,255            (270,396)            6,285,623
MFS Strategic Growth Fund (h)                             10,539,823            1,567,893            (191,498)           11,916,218
MFS Value Fund                                             6,295,995              831,236            (228,766)            6,898,465

                                                                             CAPITAL GAIN
                                                            REALIZED   DISTRIBUTIONS FROM             DIVIDEND               ENDING
UNDERLYING FUNDS                                         GAIN (LOSS)     UNDERLYING FUNDS               INCOME                VALUE
MFS International New Discovery Fund                      $1,212,266          $10,387,430           $1,251,700         $135,406,330
MFS Mid Cap Growth Fund (h)                                  301,020                   --                   --          204,093,499
MFS Mid Cap Value Fund (h)                                    39,005            4,793,172            1,267,606          204,036,968
MFS New Discovery Fund (h)                                   403,919                   --                   --           67,947,938
MFS Research Fund                                             78,481                   --              714,713          135,744,558
MFS Research International Fund                              748,784           10,578,006            1,604,429          135,392,316
MFS Strategic Growth Fund (h)                                202,248                   --                   --          271,570,598
MFS Value Fund                                               281,187            5,050,568            2,805,939          203,228,782
-----------------------------------------------------------------------------------------------------------------------------------
                                                          $3,266,910          $30,809,176           $7,644,387       $1,357,420,989

(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

(8) SUBSEQUENT EVENT

On June 22, 2007, the MFS Strategic Growth Fund was reorganized into the MFS Core Growth Fund, and the MFS Intermediate Investment Grade Bond Fund was reorganized into the MFS Research Bond Fund. As a result of these transactions, the MFS Asset Allocation Funds now own shares of the MFS Core Growth Fund and the MFS Research Bond Fund with total net asset values equal to the total net asset values of their shares of the MFS Strategic Growth Fund and the MFS Intermediate Investment Grade Bond fund, respectively, at the time of the reorganizations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust X and Shareholders of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund:

We have audited the accompanying statements of assets and liabilities of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund (the Funds) (four of the portfolios comprising MFS Series Trust X), including the portfolios of investments, as of May 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the Funds' custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at May 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                  /s/ ERNST & YOUNG LLP

Boston, Massachusetts
July 10, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of July 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston
Street, Boston, Massachusetts 02116.

                                                   TRUSTEE/
                           POSITION(S) HELD        OFFICER               PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH            WITH FUND           SINCE(h)                           OTHER DIRECTORSHIPS(j)
-----------------------    ----------------       ---------     -------------------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)     Trustee                February 2004   Massachusetts Financial Services Company, Chief Executive Officer,
(born 10/20/63)                                                 President, Chief Investment Officer and Director

Robert C. Pozen(k)       Trustee                February 2004   Massachusetts Financial Services Company, Chairman (since February
(born 8/08/46)                                                  2004); MIT Sloan School (education), Senior Lecturer (since 2006);
                                                                Secretary of Economic Affairs, The Commonwealth of Massachusetts
                                                                (January 2002 to December 2002); Fidelity Investments, Vice
                                                                Chairman (June 2000 to December 2001); Fidelity Management &
                                                                Research Company (investment adviser), President (March 1997 to
                                                                July 2001); Bell Canada Enterprises (telecommunications),
                                                                Director; Medtronic, Inc. (medical technology), Director; Telesat
                                                                (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives           Trustee and Chair of   February 1992   Private investor; Eastern Enterprises (diversified services
(born 5/01/36)           Trustees                               company), Chairman, Trustee and Chief Executive Officer (until
                                                                November 2000)

Robert E. Butler(n)      Trustee                January 2006    Consultant - regulatory and compliance matters (since July 2002);
(born 11/29/41)                                                 PricewaterhouseCoopers LLP (professional services firm), Partner
                                                                (until 2002)

Lawrence H. Cohn, M.D.   Trustee                August 1993     Brigham and Women's Hospital, Chief of Cardiac Surgery (2005);
(born 3/11/37)                                                  Harvard Medical School, Professor of Cardiac Surgery; Physician
                                                                Director of Medical Device Technology for Partners HealthCare

David H. Gunning         Trustee                January 2004    Retired; Cleveland-Cliffs Inc. (mining products and service
(born 5/30/42)                                                  provider), Vice Chairman/Director (until May 2007); Portman Limited
                                                                (mining), Direc tor (since 2005); Encinitos Ventures (private investment company), Prin cipal (1997 to April 2001); Lincoln
                                                                Electric Holdings, Inc. (welding equi pment manufacturer),
                                                                Director

William R. Gutow         Trustee                December 1993   Private investor and real estate consultant; Capitol Entertainment
(born 9/27/41)                                                  Management Company (video franchise), Vice Chairman; Atlantic Coast
                                                                Tan (tanning salons), Vice Chairman (since 2002)

Michael Hegarty          Trustee                December 2004   Retired; AXA Financial (financial services and insurance), Vice
(born 12/21/44)                                                 Chairman and Chief Operating Officer (until May 2001); The
                                                                Equitable Life As surance Society (insurance), President and Chief
                                                                Operating Officer (until M ay 2001)

Lawrence T. Perera       Trustee                July 1981       Hemenway & Barnes (attorneys), Partner
(born 6/23/35)

J. Dale Sherratt         Trustee                August 1993     Insight Resources, Inc. (acquisition planning specialists),
(born 9/23/38)                                                  President; Wellfleet Investments (investor in health care
                                                                companies), Managing General Partner (since 1993); Cambridge
                                                                Nutraceuticals (professional nutrit ional products), Chief
                                                                Executive Officer (until May 2001)

Laurie J. Thomsen        Trustee                March 2005      New Profit, Inc. (venture philanthropy), Partner (since 2006);
(born 8/05/57)                                                  Private investor; Prism Venture Partners (venture capital),
                                                                Co-founder and General Partner (until June 2004); The Travelers
                                                                Companies (commercial prop erty liability insurance), Director

Robert W. Uek            Trustee                January 2006    Retired (since 1999); PricewaterhouseCoopers LLP (professional
(born 5/18/41)                                                  services firm), Partner (until 1999); Consultant to investment company indus try (since 2000); TT International Funds (mutual fund complex), Trustee (2000 until 2005); Hillview Investment
                                                                Trust II Funds (mutual fund comple x), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)        President              November 2005   Massachusetts Financial Services Company, Executive Vice President
(born 12/01/58)                                                 and Chief Regulatory Officer (since March 2004); Fidelity
                                                                Management & Research Company, Vice President (prior to March
                                                                2004); Fidelity Group of Fu nds, President and Treasurer (prior to
                                                                March 2004)

Tracy Atkinson(k)        Treasurer              September 2005  Massachusetts Financial Services Company, Senior Vice President
(born 12/30/64)                                                 (since September 2004); PricewaterhouseCoopers LLP, Partner (prior to Sept ember 2004)

Christopher R. Bohane(k) Assistant Secretary    July 2005       Massachusetts Financial Services Company, Vice President and Senior
(born 1/18/74)           and Assistant Clerk                    Counsel (since April 2003); Kirkpatrick & Lockhart LLP (law firm),
                                                                Associate (prior to April 2003)

Ethan D. Corey(k)        Assistant Secretary    July 2005       Massachusetts Financial Services Company, Special Counsel (since
(born 11/21/63)          and Assistant Clerk                    December 2004); Dechert LLP (law firm), Counsel (prior to December
                                                                2004)

David L. DiLorenzo(k)    Assistant Treasurer    July 2005       Massachusetts Financial Services Company, Vice President (since
(born 8/10/68)                                                  June 2005); JP Morgan Investor Services, Vice President (prior to
                                                                June 2005)

Mark D. Fischer(k)       Assistant Treasurer    July 2005       Massachusetts Financial Services Company, Vice President (since
(born 10/27/70)                                                 May 2005); JP Morgan Investment Management Company, Vice President
                                                                (prior to May 2005)

Brian E. Langenfeld(k)   Assistant Secretary    June 2006       Massachusetts Financial Services Company, Assistant Vice President
(born 3/07/73)           and Assistant Clerk                    and Counsel (since May 2006); John Hancock Advisers, LLC, Assistant
                                                                Vice President and Counsel (May 2005 to April 2006); John Hancock
                                                                Advise rs, LLC, Attorney and Assistant Secretary (prior to May
                                                                2005)

Ellen Moynihan(k)        Assistant Treasurer    April 1997      Massachusetts Financial Services Company, Senior Vice President
(born 11/13/57)

Susan S. Newton(k)       Assistant Secretary    May 2005        Massachusetts Financial Services Company, Senior Vice President and
(born 3/07/50)           and Assistant Clerk                    Associate General Counsel (since April 2005); John Hancock
                                                                Advisers, LLC, Senior Vice President, Secretary and Chief Legal
                                                                Officer (prior to April 2005); John Hancock Group of Funds, Senior
                                                                Vice President, Secretary and Chief Legal Officer (prior to April
                                                                2005)

Susan A. Pereira(k)      Assistant Secretary    July 2005       Massachusetts Financial Services Company, Vice President and Senior
(born 11/05/70)          and Assistant Clerk                    Counsel (since June 2004); Bingham McCutchen LLP (law firm),
                                                                Associate (prior to June 2004)

Mark N. Polebaum(k)      Secretary and Clerk    January 2006    Massachusetts Financial Services Company, Executive Vice President,
(born 5/01/52)                                                  General Counsel and Secretary (since January 2006); Wilmer Cutler
                                                                Pickering Hale and Dorr LLP (law firm), Partner (prior to January
                                                                2006)

Frank L. Tarantino       Independent Chief      June 2004       Tarantino LLC (provider of compliance services), Principal (since
(born 3/07/44)           Compliance Officer                     June 2004); CRA Business Strategies Group (consulting services),
                                                                Executive Vice President (April 2003 to June 2004); David L.
                                                                Babson & Co. (investment adviser), Managing Director, Chief
                                                                Administrative Officer and Direc tor (prior to March 2003)

James O. Yost(k)         Assistant Treasurer    September 1990  Massachusetts Financial Services Company, Senior Vice President
(born 6/12/60)

--------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs.
Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                                   CUSTODIAN
Massachusetts Financial Services Company                             State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                           225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                                          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                          Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741                           200 Clarendon Street, Boston, MA 02116

PORTFOLIO MANAGER
Joseph Flaherty, Jr.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                                 Public Reference Room
                                 Securities and Exchange Commission
                                 100 F Street, NE, Room 1580
                                 Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds designate the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The funds designate the following amounts as capital gain dividends paid during the fiscal year:

                                                                CAPITAL
                                                                 GAIN
                                                               DIVIDENDS

MFS Conservative Allocation Fund                              $9,740,136
MFS Moderate Allocation Fund                                  30,481,595
MFS Growth Allocation Fund                                    40,193,996
MFS Aggressive Growth Allocation Fund                         21,474,623

For corporate shareholders, the following percentages of each funds' ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction:

                                                               DIVIDENDS
                                                               RECEIVED
                                                              DEDUCTIONS

MFS Conservative Allocation Fund                                12.19%
MFS Moderate Allocation Fund                                    12.75%
MFS Growth Allocation Fund                                      17.64%
MFS Aggressive Growth Allocation Fund                           51.46%

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

ACCOUNT SERVICE AND
LITERATURE

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

OVERNIGHT MAIL
MFS Service Center, Inc.
500 Boylston Street
Boston, MA 02116-3741

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               ANNUAL REPORT

                                      MFS(R) INTERNATIONAL DIVERSIFICATION FUND

LETTER FROM THE CEO                                              1
------------------------------------------------------------------
PORTFOLIO COMPOSITION                                            2
------------------------------------------------------------------
MANAGEMENT REVIEW                                                3
------------------------------------------------------------------
PERFORMANCE SUMMARY                                              4
------------------------------------------------------------------
EXPENSE TABLE                                                    7
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                         9
------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                             10
------------------------------------------------------------------
STATEMENT OF OPERATIONS                                         13
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                             14
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            16
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                   24
------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM         35
------------------------------------------------------------------
TRUSTEES AND OFFICERS                                           36
------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                   42
------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                           42
------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                  42
------------------------------------------------------------------
FEDERAL TAX INFORMATION                                         42
------------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                           43
------------------------------------------------------------------
CONTACT INFORMATION                                     BACK COVER
------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        5/31/07
                                                                        MDI-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 16, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO TARGET ALLOCATION

              International Stock Funds                 100.0%

              PORTFOLIO ACTUAL ALLOCATION

              International Stock Funds                  99.9%
              Cash & Other Net Assets                     0.1%

              PORTFOLIO HOLDINGS

              MFS Research International Fund            34.9%
              ------------------------------------------------
              MFS International Growth Fund              25.0%
              ------------------------------------------------
              MFS International Value Fund               25.0%
              ------------------------------------------------
              MFS International New Discovery Fund       10.0%
              ------------------------------------------------
              MFS Emerging Markets Equity Fund            5.0%
              ------------------------------------------------
              Cash & Other Net Assets                     0.1%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/07.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended May 31, 2007, Class A shares of the MFS International Diversification Fund provided a return of 25.87%, at net asset value. This compares with a return of 28.92% for the fund's benchmark, the MSCI All Country World (ex-US) Index (MSCI Index).

DETRACTORS FROM PERFORMANCE

During the reporting period, the portfolio's investments in the MFS International Value Fund hurt relative performance as this fund underperformed the MSCI Index. The portfolio's holdings in the MFS Research International Fund also detracted from results.

CONTRIBUTORS TO PERFORMANCE

The portfolio's investment in the MFS Emerging Markets Equity Fund was a top contributor to relative performance as emerging markets outperformed the benchmark over the reporting period. The MFS International Growth Fund and the MFS International New Discovery Fund, both of which outperformed the MSCI Index, also had a positive impact on results.

Respectfully,

Thomas Melendez
Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 5/31/07

The following chart illustrates a representative class of the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary).

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                       MFS International        MSCI All
                        Diversification      Country World
                         Fund-Class A         (ex-US) Index
               9/04        $ 9,425             $10,000
               5/05         10,613              11,439
               5/06         13,955              14,979
               5/07         17,565              19,310

TOTAL RETURNS THROUGH 5/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr      Life (t)
-----------------------------------------------------------------
        A                 9/30/04              25.87%      26.27%
-----------------------------------------------------------------
        B                 9/30/04              25.16%      25.49%
-----------------------------------------------------------------
        C                 9/30/04              25.15%      25.45%
-----------------------------------------------------------------
        I                 9/30/04              26.37%      26.71%
-----------------------------------------------------------------
        R                 9/30/04              25.75%      26.08%
-----------------------------------------------------------------
       R1                 4/01/05              25.01%      25.37%
-----------------------------------------------------------------
       R2                 4/01/05              25.43%      25.74%
-----------------------------------------------------------------
       R3                 9/30/04              25.51%      25.85%
-----------------------------------------------------------------
       R4                 4/01/05              25.89%      26.24%
-----------------------------------------------------------------
       R5                 4/01/05              26.21%      26.53%
-----------------------------------------------------------------
      529A                9/30/04              25.60%      25.92%
-----------------------------------------------------------------
      529B                9/30/04              24.83%      25.13%
-----------------------------------------------------------------
      529C                9/30/04              24.78%      25.16%
-----------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmark

-----------------------------------------------------------------
   MSCI All Country World (ex-US) Index (f)    28.92%      27.87%
-----------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-----------------------------------------------------------------
        A                                      18.63%      23.50%
   With Initial Sales Charge (5.75%)
-----------------------------------------------------------------
        B                                      21.16%      24.72%
   With CDSC (Declining over six years
   from 4% to 0%) (x)
-----------------------------------------------------------------
        C                                      24.15%      25.45%
   With CDSC (1% for 12 months) (x)
-----------------------------------------------------------------
       529A                                    18.38%      23.16%
   With Initial Sales Charge (5.75%)
-----------------------------------------------------------------
       529B                                    20.83%      24.35%
   With CDSC (Declining over six years
   from 4% to 0%) (x)
-----------------------------------------------------------------
       529C                                    23.78%      25.16%
   With CDSC (1% for 12 months) (x)
-----------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, September 30, 2004 through the stated period end.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Morgan Stanley Capital International (MSCI) All Country World (ex-US) Index - a market capitalization index that is designed to measure equity market performance in the developed and emerging markets, excluding the U.S.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance for R4 and R5 shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for R1 and R2 shares includes the performance of the fund's Class B shares for periods prior to their offering.

This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2006 through May 31, 2007.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2006 through May 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    12/01/06-
Class                       Ratio       12/01/06        5/31/07        5/31/07
--------------------------------------------------------------------------------
        Actual              0.45%     $1,000.00      $1,129.00         $2.39
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.45%     $1,000.00      $1,022.69         $2.27
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00      $1,125.40         $5.83
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00      $1,019.45         $5.54
--------------------------------------------------------------------------------
        Actual              1.10%     $1,000.00      $1,125.20         $5.83
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.10%     $1,000.00      $1,019.45         $5.54
--------------------------------------------------------------------------------
        Actual              0.10%     $1,000.00      $1,131.00         $0.53
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.10%     $1,000.00      $1,024.43         $0.50
--------------------------------------------------------------------------------
        Actual              0.60%     $1,000.00      $1,128.40         $3.18
  R     ------------------------------------------------------------------------
        Hypothetical (h)    0.60%     $1,000.00      $1,021.94         $3.02
--------------------------------------------------------------------------------
        Actual              1.20%     $1,000.00      $1,125.20         $6.36
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.20%     $1,000.00      $1,018.95         $6.04
--------------------------------------------------------------------------------
        Actual              0.85%     $1,000.00      $1,127.30         $4.51
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    0.85%     $1,000.00      $1,020.69         $4.28
--------------------------------------------------------------------------------
        Actual              0.75%     $1,000.00      $1,127.40         $3.98
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    0.75%     $1,000.00      $1,021.19         $3.78
--------------------------------------------------------------------------------
        Actual              0.50%     $1,000.00      $1,128.90         $2.65
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.50%     $1,000.00      $1,022.44         $2.52
--------------------------------------------------------------------------------
        Actual              0.20%     $1,000.00      $1,130.10         $1.06
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.20%     $1,000.00      $1,023.93         $1.01
--------------------------------------------------------------------------------
        Actual              0.70%     $1,000.00      $1,127.80         $3.71
 529A   ------------------------------------------------------------------------
        Hypothetical (h)    0.70%     $1,000.00      $1,021.44         $3.53
--------------------------------------------------------------------------------
        Actual              1.35%     $1,000.00      $1,123.80         $7.15
 529B   ------------------------------------------------------------------------
        Hypothetical (h)    1.35%     $1,000.00      $1,018.20         $6.79
--------------------------------------------------------------------------------
        Actual              1.35%     $1,000.00      $1,124.30         $7.15
 529C   ------------------------------------------------------------------------
        Hypothetical (h)    1.35%     $1,000.00      $1,018.20         $6.79
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
5/31/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Mutual Funds - 99.9%
-----------------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES/PAR         VALUE ($)
-----------------------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund - Class I (h)                                2,880,056      $  120,645,563
MFS International Growth Fund - Class I (h)                                  19,846,933         601,362,082
MFS International New Discovery Fund - Class I                                7,707,570         240,938,625
MFS International Value Fund - Class I (h)                                   17,828,254         600,990,452
MFS Research International Fund - Class I (h)                                39,072,142         841,613,949
-----------------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST, $2,030,784,771)                                         $2,405,550,671
-----------------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.2%
-----------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 6/01/07,
at Amortized Cost and Value (y)                                             $ 4,942,000      $    4,942,000
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $2,035,726,771)                                          $2,410,492,671
-----------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.1)%                                                          (2,450,100)
-----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                          $2,408,042,571
-----------------------------------------------------------------------------------------------------------

(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
5/31/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
---------------------------------------------------------------------------------------------------------
Investments
  Unaffiliated issuers (Identified cost, $202,906,367)                   $245,880,625
  Affiliated issuers (identified at cost, $1,832,820,404)               2,164,612,046
---------------------------------------------------------------------------------------------------------
Total investments, at value (identified cost, $2,035,726,771)                              $2,410,492,671
---------------------------------------------------------------------------------------------------------
Cash                                                                             $281
Receivable for fund shares sold                                            10,825,739
Receivable from investment adviser                                            203,720
Other assets                                                                   20,111
---------------------------------------------------------------------------------------------------------
Total assets                                                                               $2,421,542,522
---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payable for investments purchased                                          $9,090,734
Payable for fund shares reacquired                                          3,728,382
Payable to affiliates
  Shareholder servicing costs                                                 378,465
  Distribution and service fees                                                76,730
  Administrative services fee                                                      96
  Program manager fees                                                             45
  Retirement plan administration and services fees                                564
Accrued expenses and other liabilities                                        224,935
---------------------------------------------------------------------------------------------------------
Total liabilities                                                                             $13,499,951
---------------------------------------------------------------------------------------------------------
Net assets                                                                                 $2,408,042,571
---------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                        $1,961,243,163
Unrealized appreciation (depreciation) on investments                     374,765,900
Accumulated net realized gain (loss) on investments                        58,638,572
Undistributed net investment income                                        13,394,936
---------------------------------------------------------------------------------------------------------
Net assets                                                                                 $2,408,042,571
---------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                     141,675,715
---------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                           $1,368,870,398
  Shares outstanding                                                       80,272,448
---------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                        $17.05
---------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                   $18.09
---------------------------------------------------------------------------------------------------------
Class B shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                             $235,926,187
  Shares outstanding                                                       13,945,893
---------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                     $16.92
---------------------------------------------------------------------------------------------------------
Class C shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                             $664,045,594
  Shares outstanding                                                       39,291,553
---------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                     $16.90
---------------------------------------------------------------------------------------------------------
Class I shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                              $65,696,528
  Shares outstanding                                                        3,835,098
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                  $17.13
---------------------------------------------------------------------------------------------------------
Class R shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                               $7,524,313
  Shares outstanding                                                          441,699
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                  $17.03
---------------------------------------------------------------------------------------------------------
Class R1 shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                               $3,423,621
  Shares outstanding                                                          203,575
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                  $16.82
---------------------------------------------------------------------------------------------------------
Class R2 shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                               $2,666,525
  Shares outstanding                                                          157,545
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                  $16.93
---------------------------------------------------------------------------------------------------------
Class R3 shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                              $20,847,027
  Shares outstanding                                                        1,232,014
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                  $16.92
---------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R4 shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                              $34,260,110
  Shares outstanding                                                        2,014,692
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                  $17.01
---------------------------------------------------------------------------------------------------------
Class R5 shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                               $1,450,641
  Shares outstanding                                                           84,870
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                  $17.09
---------------------------------------------------------------------------------------------------------
Class 529A shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                               $1,478,821
  Shares outstanding                                                           86,992
---------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                        $17.00
---------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                   $18.04
---------------------------------------------------------------------------------------------------------
Class 529B shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                                 $488,183
  Shares outstanding                                                           28,697
---------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                     $17.01
---------------------------------------------------------------------------------------------------------
Class 529C shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                               $1,364,623
  Shares outstanding                                                           80,639
---------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                     $16.92
---------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 5/31/07

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Dividends (including $21,557,337 received from affiliated issuers)       $23,428,210
Interest                                                                     551,457
---------------------------------------------------------------------------------------------------------
Total investment income                                                                       $23,979,667
---------------------------------------------------------------------------------------------------------
Expenses
  Distribution and service fees                                          $10,348,293
  Program manager fees                                                         5,493
  Shareholder servicing costs                                              1,374,522
  Administrative services fee                                                 17,500
  Retirement plan administration and services fees                            70,486
  Independent trustees' compensation                                          29,141
  Custodian fee                                                              250,114
  Shareholder communications                                                 176,379
  Auditing fees                                                               41,233
  Legal fees                                                                  32,133
  Miscellaneous                                                              271,303
---------------------------------------------------------------------------------------------------------
Total expenses                                                                                $12,616,597
---------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                       (59,418)
  Reduction of expenses by investment adviser                               (897,365)
---------------------------------------------------------------------------------------------------------
Net expenses                                                                                  $11,659,814
---------------------------------------------------------------------------------------------------------
Net investment income                                                                         $12,319,853
---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (including $2,619,328 from
  transactions in securities of affiliated issuers)                       $2,874,581
  Capital gain distributions from underlying funds (including
  $120,365,014 from affiliated underlying funds)                         135,890,751
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                      $138,765,332
---------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                                $264,848,471
---------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                       $403,613,803
---------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $415,933,656
---------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                 YEARS ENDED 5/31
                                                                        ---------------------------------
                                                                                2007                 2006

CHANGE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income                                                    $12,319,853             $302,747
Net realized gain (loss) on investments                                  138,765,332           34,477,358
Net unrealized gain (loss) on investments                                264,848,471          111,415,796
---------------------------------------------------------------------------------------------------------
Change in net assets from operations                                    $415,933,656         $146,195,901
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                               $(31,158,077)         $(7,710,829)
  Class B                                                                 (5,223,631)          (1,824,165)
  Class C                                                                (14,045,720)          (4,399,834)
  Class I                                                                 (2,045,264)            (380,517)
  Class R                                                                   (256,352)            (121,090)
  Class R1                                                                   (64,295)              (6,651)
  Class R2                                                                   (40,445)              (4,359)
  Class R3                                                                  (287,336)             (24,894)
  Class R4                                                                  (804,174)             (58,713)
  Class R5                                                                   (33,163)              (1,509)
  Class 529A                                                                 (29,282)              (5,289)
  Class 529B                                                                  (8,581)              (1,198)
  Class 529C                                                                 (23,616)              (6,004)

From net realized gain on investments
  Class A                                                                (20,145,819)          (1,323,435)
  Class B                                                                 (4,057,798)            (365,707)
  Class C                                                                (10,776,555)            (876,403)
  Class I                                                                 (1,234,254)             (60,229)
  Class R                                                                   (176,461)             (21,306)
  Class R1                                                                   (46,977)              (1,246)
  Class R2                                                                   (28,270)                (807)
  Class R3                                                                  (188,339)              (4,288)
  Class R4                                                                  (516,052)              (9,610)
  Class R5                                                                   (20,256)                (245)
  Class 529A                                                                 (19,824)                (995)
  Class 529B                                                                  (7,030)                (433)
  Class 529C                                                                 (19,004)              (1,508)
---------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(91,256,575)        $(17,211,264)
---------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets - continued

                                                                                 YEARS ENDED 5/31
                                                                        ---------------------------------
                                                                                  2007               2006

Change in net assets from fund share transactions                         $914,340,976       $713,126,406
---------------------------------------------------------------------------------------------------------
Total change in net assets                                              $1,239,018,057       $842,111,043
---------------------------------------------------------------------------------------------------------

NET ASSETS
---------------------------------------------------------------------------------------------------------
At beginning of period                                                   1,169,024,514        326,913,471

At end of period (including undistributed net investment
income of $13,394,936 and $--, respectively)                            $2,408,042,571     $1,169,024,514
---------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                      YEARS ENDED 5/31
                                                                   ------------------------------------
                                                                         2007         2006      2005(c)

Net asset value, beginning of period                                   $14.28       $11.18       $10.00
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income (d)                                             $0.15        $0.04        $0.04
  Net realized and unrealized gain (loss) on investments                 3.46         3.44         1.22
-------------------------------------------------------------------------------------------------------
Total from investment operations                                        $3.61        $3.48        $1.26
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                           $(0.51)      $(0.32)      $(0.08)
  From net realized gain on investments                                 (0.33)       (0.06)          --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(0.84)      $(0.38)      $(0.08)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $17.05       $14.28       $11.18
-------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                 25.87        31.48        12.61(n)
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                0.48         0.52         0.71(a)
Expenses after expense reductions (f)(h)(z)                              0.43         0.35         0.35(a)
Net investment income                                                    0.96         0.34         0.51(a)
Portfolio turnover                                                          2            1            0(u)
Net assets at end of period (000 omitted)                          $1,368,870     $588,469     $170,485
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                       YEARS ENDED 5/31
                                                                     ----------------------------------
                                                                         2007         2006      2005(c)

Net asset value, beginning of period                                   $14.18       $11.14       $10.00
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                      $0.05       $(0.04)      $(0.01)
  Net realized and unrealized gain (loss) on investments                 3.45         3.42         1.23
-------------------------------------------------------------------------------------------------------
Total from investment operations                                        $3.50        $3.38        $1.22
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                           $(0.43)      $(0.28)      $(0.08)
  From net realized gain on investments                                 (0.33)       (0.06)          --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(0.76)      $(0.34)      $(0.08)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $16.92       $14.18       $11.14
-------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                 25.16        30.58        12.14(n)
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                1.12         1.17         1.36(a)
Expenses after expense reductions (f)(h)(z)                              1.07         1.00         1.00(a)
Net investment income (loss)                                             0.32        (0.30)       (0.16)(a)
Portfolio turnover                                                          2            1            0(u)
Net assets at end of period (000 omitted)                            $235,926     $149,728      $46,305
-------------------------------------------------------------------------------------------------------

CLASS C                                                                       YEARS ENDED 5/31
                                                                     ----------------------------------
                                                                         2007         2006      2005(c)

Net asset value, beginning of period                                   $14.17       $11.13       $10.00
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                      $0.05       $(0.04)      $(0.02)
  Net realized and unrealized gain (loss) on investments                 3.44         3.42         1.22
-------------------------------------------------------------------------------------------------------
Total from investment operations                                        $3.49        $3.38        $1.20
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                           $(0.43)      $(0.28)      $(0.07)
  From net realized gain on investments                                 (0.33)       (0.06)          --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(0.76)      $(0.34)      $(0.07)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $16.90       $14.17       $11.13
-------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                 25.15        30.63        12.03(n)
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                1.12         1.17         1.36(a)
Expenses after expense reductions (f)(h)(z)                              1.07         1.00         1.00(a)
Net investment income (loss)                                             0.31        (0.31)       (0.21)(a)
Portfolio turnover                                                          2            1            0(u)
Net assets at end of period (000 omitted)                            $664,046     $374,652     $103,225
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                        YEARS ENDED 5/31
                                                                      ---------------------------------
                                                                         2007         2006      2005(c)

Net asset value, beginning of period                                   $14.32       $11.20       $10.00
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income (d)                                             $0.21        $0.07        $0.06
  Net realized and unrealized gain (loss) on investments                 3.48         3.46         1.23
-------------------------------------------------------------------------------------------------------
Total from investment operations                                        $3.69        $3.53        $1.29
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                           $(0.55)      $(0.35)      $(0.09)
  From net realized gain on investments                                 (0.33)       (0.06)          --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(0.88)      $(0.41)      $(0.09)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $17.13       $14.32       $11.20
-------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                    26.37        31.88        12.85(n)
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                0.12         0.17         0.36(a)
Expenses after expense reductions (f)(h)(z)                              0.07         0.00         0.00(a)
Net investment income                                                    1.34         0.53         0.79(a)
Portfolio turnover                                                          2            1            0(u)
Net assets at end of period (000 omitted)                             $65,697      $33,556       $3,442
-------------------------------------------------------------------------------------------------------

CLASS R                                                                        YEARS ENDED 5/31
                                                                       --------------------------------
                                                                         2007         2006      2005(c)

Net asset value, beginning of period                                   $14.25       $11.17       $10.00
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income (d)                                             $0.14        $0.03        $0.01
  Net realized and unrealized gain (loss) on investments                 3.45         3.42         1.24
-------------------------------------------------------------------------------------------------------
Total from investment operations                                        $3.59        $3.45        $1.25
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                           $(0.48)      $(0.31)      $(0.08)
  From net realized gain on investments                                 (0.33)       (0.06)          --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(0.81)      $(0.37)      $(0.08)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $17.03       $14.25       $11.17
-------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                    25.75        31.25        12.46(n)
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                0.62         0.67         0.86(a)
Expenses after expense reductions (f)(h)(z)                              0.57         0.50         0.50(a)
Net investment income                                                    0.93         0.22         0.15(a)
Portfolio turnover                                                          2            1            0(u)
Net assets at end of period (000 omitted)                              $7,524       $7,067       $2,558
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R1                                                                       YEARS ENDED 5/31
                                                                       --------------------------------
                                                                         2007         2006      2005(i)

Net asset value, beginning of period                                   $14.14       $11.14       $11.41
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                      $0.03       $(0.06)      $(0.02)
  Net realized and unrealized gain (loss) on investments                 3.43         3.42        (0.25)(g)
-------------------------------------------------------------------------------------------------------
Total from investment operations                                        $3.46        $3.36       $(0.27)
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                           $(0.45)      $(0.30)         $--
  From net realized gain on investments                                 (0.33)       (0.06)          --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(0.78)      $(0.36)         $--
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $16.82       $14.14       $11.14
-------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                    25.01        30.42        (2.37)(n)
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                1.30         1.37         1.56(a)
Expenses after expense reductions (f)(h)(z)                              1.18         1.11         1.20(a)
Net investment income (loss)                                             0.22        (0.48)       (1.19)(a)
Portfolio turnover                                                          2            1            0(u)
Net assets at end of period (000 omitted)                              $3,424         $801          $59
-------------------------------------------------------------------------------------------------------

CLASS R2                                                                       YEARS ENDED 5/31
                                                                       --------------------------------
                                                                         2007         2006      2005(i)

Net asset value, beginning of period                                   $14.20       $11.14       $11.41
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                      $0.06       $(0.03)      $(0.02)
  Net realized and unrealized gain (loss) on investments                 3.47         3.45        (0.25)(g)
-------------------------------------------------------------------------------------------------------
Total from investment operations                                        $3.53        $3.42       $(0.27)
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                           $(0.47)      $(0.30)         $--
  From net realized gain on investments                                 (0.33)       (0.06)          --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(0.80)      $(0.36)         $--
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $16.93       $14.20       $11.14
-------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                    25.43        31.00        (2.37)(n)
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                0.99         1.07         1.26(a)
Expenses after expense reductions (f)(h)(z)                              0.83         0.77         0.90(a)
Net investment income (loss)                                             0.40        (0.24)       (0.89)(a)
Portfolio turnover                                                          2            1            0(u)
Net assets at end of period (000 omitted)                              $2,667         $799          $49
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3                                                                       YEARS ENDED 5/31
                                                                      ---------------------------------
                                                                         2007         2006      2005(c)

Net asset value, beginning of period                                   $14.21       $11.16       $10.00
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income (d)                                             $0.09        $0.00(w)     $0.08
  Net realized and unrealized gain (loss) on investments                 3.45         3.43         1.15
-------------------------------------------------------------------------------------------------------
Total from investment operations                                        $3.54        $3.43        $1.23
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                           $(0.50)      $(0.32)      $(0.07)
  From net realized gain on investments                                 (0.33)       (0.06)          --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(0.83)      $(0.38)      $(0.07)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $16.92       $14.21       $11.16
-------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                    25.51        31.07        12.25(n)
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                0.85         0.92         1.12(a)
Expenses after expense reductions (f)(h)(z)                              0.74         0.66         0.76(a)
Net investment income                                                    0.55         0.02         1.05(a)
Portfolio turnover                                                          2            1            0(u)
Net assets at end of period (000 omitted)                             $20,847       $2,938         $120
-------------------------------------------------------------------------------------------------------

CLASS R4                                                                       YEARS ENDED 5/31
                                                                      ---------------------------------
                                                                         2007         2006      2005(i)

Net asset value, beginning of period                                   $14.25       $11.18       $11.44
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                      $0.15        $0.04       $(0.01)
  Net realized and unrealized gain (loss) on investments                 3.45         3.43        (0.25)(g)
-------------------------------------------------------------------------------------------------------
Total from investment operations                                        $3.60        $3.47       $(0.26)
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                           $(0.51)      $(0.34)         $--
  From net realized gain on investments                                 (0.33)       (0.06)          --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(0.84)      $(0.40)         $--
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $17.01       $14.25       $11.18
-------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                    25.89        31.37        (2.27)(n)
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                0.53         0.57         0.76(a)
Expenses after expense reductions (f)(h)(z)                              0.48         0.40         0.40(a)
Net investment income (loss)                                             0.97         0.31        (0.39)(a)
Portfolio turnover                                                          2            1            0(u)
Net assets at end of period (000 omitted)                             $34,260       $9,492          $49
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R5                                                                       YEARS ENDED 5/31
                                                                       --------------------------------
                                                                         2007         2006      2005(i)

Net asset value, beginning of period                                   $14.30       $11.19       $11.44
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                      $0.20        $0.08       $(0.00)(w)
  Net realized and unrealized gain (loss) on investments                 3.46         3.43        (0.25)(g)
-------------------------------------------------------------------------------------------------------
Total from investment operations                                        $3.66        $3.51       $(0.25)
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                           $(0.54)      $(0.34)         $--
  From net realized gain on investments                                 (0.33)       (0.06)          --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(0.87)      $(0.40)         $--
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $17.09       $14.30       $11.19
-------------------------------------------------------------------------------------------------------
Total return (%) (r)                                                    26.21        31.73        (2.19)(n)
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                0.23         0.27         0.46(a)
Expenses after expense reductions (f)(h)(z)                              0.18         0.10         0.10(a)
Net investment income (loss)                                             1.24         0.63        (0.09)(a)
Portfolio turnover                                                          2            1            0(u)
Net assets at end of period (000 omitted)                              $1,451          $64          $49
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529A                                                                     YEARS ENDED 5/31
                                                                       --------------------------------
                                                                         2007         2006      2005(c)
Net asset value, beginning of period                                   $14.25       $11.16       $10.00
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                      $0.10       $(0.00)(w)    $0.08
  Net realized and unrealized gain (loss) on investments                 3.47         3.44         1.15
-------------------------------------------------------------------------------------------------------
Total from investment operations                                        $3.57        $3.44        $1.23
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                           $(0.49)      $(0.29)      $(0.07)
  From net realized gain on investments                                 (0.33)       (0.06)          --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(0.82)      $(0.35)      $(0.07)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $17.00       $14.25       $11.16
-------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                 25.60        31.16        12.29(n)
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                0.73         0.77         0.97(a)
Expenses after expense reductions (f)(h)(z)                              0.68         0.60         0.61(a)
Net investment income (loss)                                             0.65        (0.01)        1.15(a)
Portfolio turnover                                                          2            1            0(u)
Net assets at end of period (000 omitted)                              $1,479         $550         $144
-------------------------------------------------------------------------------------------------------

CLASS 529B                                                                     YEARS ENDED 5/31
                                                                       --------------------------------
                                                                         2007         2006      2005(c)

Net asset value, beginning of period                                   $14.27       $11.13       $10.00
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                      $0.00(w)    $(0.08)       $0.04
  Net realized and unrealized gain (loss) on investments                 3.47         3.43         1.15
-------------------------------------------------------------------------------------------------------
Total from investment operations                                        $3.47        $3.35        $1.19
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                           $(0.40)      $(0.15)      $(0.06)
  From net realized gain on investments                                 (0.33)       (0.06)          --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(0.73)      $(0.21)      $(0.06)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $17.01       $14.27       $11.13
-------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                 24.83        30.28        11.84(n)
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                1.37         1.42         1.62(a)
Expenses after expense reductions (f)(h)(z)                              1.32         1.25         1.26(a)
Net investment income (loss)                                             0.01        (0.63)        0.58(a)
Portfolio turnover                                                          2            1            0(u)
Net assets at end of period (000 omitted)                                $488         $257         $123
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C                                                                     YEARS ENDED 5/31
                                                                       --------------------------------
                                                                         2007         2006      2005(c)

Net asset value, beginning of period                                   $14.21       $11.14       $10.00
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                      $0.00(w)    $(0.08)       $0.02
  Net realized and unrealized gain (loss) on investments                 3.45         3.43         1.18
-------------------------------------------------------------------------------------------------------
Total from investment operations                                        $3.45        $3.35        $1.20
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                           $(0.41)      $(0.22)      $(0.06)
  From net realized gain on investments                                 (0.33)       (0.06)          --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(0.74)      $(0.28)      $(0.06)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $16.92       $14.21       $11.14
-------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                                                 24.78        30.30        11.95(n)
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)(h)                                1.38         1.42         1.62(a)
Expenses after expense reductions (f)(h)(z)                              1.32         1.25         1.26(a)
Net investment income (loss)                                             0.01        (0.59)        0.31(a)
Portfolio turnover                                                          2            1            0(u)
Net assets at end of period (000 omitted)                              $1,365         $651         $305
-------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 30, 2004 through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(u) Portfolio turnover is less than 1%.
(w) Per share amount was less than $0.01.
(z) For the years ended May 31, 2005, and May 31, 2006, and for the period June 1, 2006 through
    September 30, 2006, 0.10% of the expense reduction was voluntary.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS International Diversification Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund is a "fund of funds", which invests the majority of its assets in other MFS international equity mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Additional information, including each underlying fund's accounting policies, is outlined in the underlying fund's financial statements which are available upon request or by visiting mfs.com.

The investment objective of each of the underlying funds held by the fund at May 31, 2007 was to seek capital appreciation.

INVESTMENT VALUATIONS - Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by the adviser are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to treating a portion of the proceeds from redemptions as a distribution for tax purposes and short-term capital gain distributions received from underlying funds.

The tax character of distributions declared to shareholders is as follows:

                                                5/31/07        5/31/06

          Ordinary income (including any
          short-term capital gains)         $54,019,936    $13,868,312
          Long-term capital gain             37,236,639      3,342,952
          ------------------------------------------------------------
          Total distributions               $91,256,575    $17,211,264

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 5/31/07

          Cost of investments                           $2,035,726,771
          ------------------------------------------------------------
          Gross appreciation                              $374,765,900
          Gross depreciation                                        --
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)      $374,765,900
          Undistributed ordinary income                     13,394,936
          Undistributed long-term capital gain              58,638,572

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of the fund's average daily net assets. This written agreement will continue through September 30, 2007 unless changed or rescinded by the fund's Board of Trustees. For the period June 1, 2006 through September 30, 2006 the investment adviser had voluntarily agreed to bear an additional 0.10% of the fund's operating expenses, exclusive of distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses. This voluntary agreement was terminated on September 30, 2006. For the year ended May 31, 2007, this reduction amounted to $879,542 and is reflected as a reduction of total expenses in the Statement of Operations. In addition to the fees and expenses which the fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $814,948 and $2,815 for the year ended May 31, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                TOTAL          ANNUAL       DISTRIBUTION
                       DISTRIBUTION        SERVICE       DISTRIBUTION       EFFECTIVE        AND SERVICE
                           FEE RATE       FEE RATE            PLAN(d)         RATE(e)                FEE

Class A                       0.10%          0.25%              0.35%           0.35%         $3,270,508
Class B                       0.75%          0.25%              1.00%           1.00%          1,881,875
Class C                       0.75%          0.25%              1.00%           1.00%          5,012,847
Class R                       0.25%          0.25%              0.50%           0.50%             38,466
Class R1                      0.50%          0.25%              0.75%           0.75%             15,928
Class R2                      0.25%          0.25%              0.50%           0.50%              7,440
Class R3                      0.25%          0.25%              0.50%           0.50%             47,214
Class R4                         --          0.25%              0.25%           0.25%             58,207
Class 529A                    0.25%          0.25%              0.50%           0.35%              3,319
Class 529B                    0.75%          0.25%              1.00%           1.00%              3,445
Class 529C                    0.75%          0.25%              1.00%           1.00%              9,044
--------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                          $10,348,293

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2007 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class
    529A distribution fee is not yet implemented and will commence on such date as the fund's Board of
    Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2007, were as follows:

                                                          AMOUNT

              Class A                                     $2,918
              Class B                                   $246,690
              Class C                                   $106,406

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended May 31, 2007, were as follows:

                                                          AMOUNT

              Class 529A                                  $2,371
              Class 529B                                     861
              Class 529C                                   2,261
              --------------------------------------------------
              Total Program Manager Fees                  $5,493

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended May 31, 2007, these costs amounted to $1,252,320.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds ("MFS fund-of-funds") and each underlying fund in which a MFS fund-of-funds invests ("underlying funds"), each underlying fund may pay a portion of each MFS fund-of-fund's transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended May 31, 2007, the shareholder servicing costs on the Statement of Operations reflect this agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500.

The administrative services fee incurred for the year ended May 31, 2007 was equivalent to an annual effective rate of 0.0010% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended May 31, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                              BEGINNING OF PERIOD    EFFECTIVE          ANNUAL           TOTAL
                                THROUGH 3/31/07       4/01/07     EFFECTIVE RATE (g)    AMOUNT

Class R1                             0.45%             0.35%             0.35%           $9,015
Class R2                             0.40%             0.25%             0.25%            5,372
Class R3                             0.25%             0.15%             0.15%           20,255
Class R4                             0.15%             0.15%             0.15%           34,924
Class R5                             0.10%             0.10%             0.10%              920
-----------------------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                                  $70,486

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10%
    for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class
    R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the year ended May 31,
    2007, the waiver amounted to $9,325 and is reflected as a reduction of total expenses in the
    Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended May 31, 2007, the fee paid to Tarantino LLC was $11,020. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $8,498, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The investment adviser reimbursed the fund $345,780 for an operational issue. This amount was recorded as an adjustment to the cost basis of applicable investments.

(4) PORTFOLIO SECURITIES

Purchases and sales of shares of underlying funds aggregated $1,003,213,145 and $29,505,297, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                YEAR ENDED                        YEAR ENDED
                                                  5/31/07                           5/31/06
                                         SHARES           AMOUNT           SHARES          AMOUNT

Shares sold
  Class A                              47,638,915       $736,004,354     29,788,469     $403,827,249
  Class B                               5,370,444         81,973,195      7,302,002       98,055,241
  Class C                              16,015,399        245,246,690     18,349,595      245,524,926
  Class I                               1,803,597         26,354,853      2,095,660       28,307,196
  Class R                                 200,274          3,097,768        367,216        4,736,178
  Class R1                                331,574          5,064,052         52,050          698,278
  Class R2                                218,929          3,429,374         66,646          904,786
  Class R3                              1,660,874         25,888,676        253,557        3,463,653
  Class R4                              2,841,917         43,803,327        912,196       12,626,541
  Class R5                                 80,686          1,169,117             --               --
  Class 529A                               47,737            739,131         29,390          397,931
  Class 529B                               10,029            155,583         10,921          154,856
  Class 529C                               33,204            524,368         21,864          304,606
-----------------------------------------------------------------------------------------------------
                                       76,253,579     $1,173,450,488     59,249,566     $799,001,441

Shares issued to shareholders
in reinvestment of distributions
  Class A                               2,628,063        $40,761,253        503,505       $6,550,599
  Class B                                 463,690          7,154,732        131,172        1,699,989
  Class C                                 951,754         14,675,984        239,356        3,102,052
  Class I                                 184,086          2,864,378         26,962          351,311
  Class R                                  24,215            375,570         10,675          138,769
  Class R1                                  7,249            111,275            611            7,897
  Class R2                                  4,454             68,684            399            5,166
  Class R3                                 30,851            475,421          2,250           29,182
  Class R4                                 85,357          1,320,479          5,260           68,323
  Class R5                                  3,440             53,419            134            1,754
  Class 529A                                3,133             48,531            483            6,284
  Class 529B                                1,005             15,611            125            1,631
  Class 529C                                2,794             43,175            578            7,512
-----------------------------------------------------------------------------------------------------
                                        4,390,091        $67,968,512        921,510      $11,970,469

Shares reacquired
  Class A                             (11,216,554)     $(173,773,564)    (4,320,694)    $(57,530,403)
  Class B                              (2,444,870)       (37,311,577)    (1,033,408)     (13,944,977)
  Class C                              (4,107,137)       (63,147,553)    (1,427,877)     (19,259,062)
  Class I                                (495,931)        (7,940,652)       (86,680)      (1,183,084)
  Class R                                (278,593)        (4,398,474)      (111,098)      (1,488,142)
  Class R1                               (191,861)        (2,992,850)        (1,327)         (17,474)
  Class R2                               (122,137)        (1,927,081)       (15,128)        (195,806)
  Class R3                               (666,490)       (10,470,680)       (59,781)        (804,260)
  Class R4                             (1,578,818)       (24,992,571)      (255,591)      (3,282,878)
  Class R5                                 (3,761)           (62,109)            --               --
  Class 529A                               (2,458)           (37,959)        (4,220)         (47,832)
  Class 529B                                 (310)            (4,447)        (4,108)         (46,521)
  Class 529C                               (1,190)           (18,507)        (4,026)         (45,065)
-----------------------------------------------------------------------------------------------------
                                      (21,110,110)     $(327,078,024)    (7,323,938)    $(97,845,504)

Net change
  Class A                              39,050,424       $602,992,043     25,971,280     $352,847,445
  Class B                               3,389,264         51,816,350      6,399,766       85,810,253
  Class C                              12,860,016        196,775,121     17,161,074      229,367,916
  Class I                               1,491,752         21,278,579      2,035,942       27,475,423
  Class R                                 (54,104)          (925,136)       266,793        3,386,805
  Class R1                                146,962          2,182,477         51,334          688,701
  Class R2                                101,246          1,570,977         51,917          714,146
  Class R3                              1,025,235         15,893,417        196,026        2,688,575
  Class R4                              1,348,456         20,131,235        661,865        9,411,986
  Class R5                                 80,365          1,160,427            134            1,754
  Class 529A                               48,412            749,703         25,653          356,383
  Class 529B                               10,724            166,747          6,938          109,966
  Class 529C                               34,808            549,036         18,416          267,053
-----------------------------------------------------------------------------------------------------
                                       59,533,560       $914,340,976     52,847,138     $713,126,406

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended May 31, 2007, the fund's commitment fee and interest expense were $8,163 and $3,286, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) TRANSACTIONS IN UNDERLYING FUNDS

A summary of the fund's transactions in underlying funds during the year ended May 31, 2007, is set forth below:

                                           BEGINNING     ACQUISITIONS     DISPOSITIONS      ENDING
                                          SHARES/PAR      SHARES/PAR       SHARES/PAR     SHARES/PAR
UNDERLYING FUNDS                            AMOUNT          AMOUNT           AMOUNT         AMOUNT
----------------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund (h)       1,734,800       1,202,514         (57,258)      2,880,056
MFS International Growth Fund (h)         11,345,054       8,748,242        (246,362)     19,846,934
MFS International New Discovery Fund       4,377,977       3,428,572         (98,979)      7,707,570
MFS International Value Fund (h)           9,724,832       8,380,238        (276,815)     17,828,255
MFS Research International Fund (h)       21,406,300      18,141,850        (476,007)     39,072,143

                                                         DISTRIBUTIONS
                                           REALIZED          FROM
                                             GAIN         UNDERLYING        DIVIDEND          ENDING
UNDERLYING FUNDS                            (LOSS)           FUNDS           INCOME            VALUE
--------------------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund (h)        $279,738       $5,012,377      $1,640,239       $120,645,563
MFS International Growth Fund (h)            892,430       29,596,305       4,677,312        601,362,082
MFS International New Discovery Fund         255,253       15,525,737       1,870,873        240,938,625
MFS International Value Fund (h)             803,742       29,877,693       6,764,341        600,990,452
MFS Research International Fund (h)          643,418       55,878,639       8,475,445        841,613,949
--------------------------------------------------------------------------------------------------------
                                          $2,874,581     $135,890,751     $23,428,210     $2,405,550,671

(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust X and the Shareholders of
MFS International Diversification Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS International Diversification Fund (one of the portfolios comprising MFS Series Trust X (the "Trust")) as of May 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years then ended and for the period from September 30, 2004 (commencement of operations) through May 31, 2005. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS International Diversification Fund as of May 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, its financial highlights for each of the two years then ended, and for the period from September 30, 2004 (commencement of operations) through May 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
July 11, 2007

TRUSTEES AND OFFICERS --

IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of July 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.


                                                                              PRINCIPAL OCCUPATIONS DURING
                              POSITION(S) HELD         TRUSTEE/OFFICER           THE PAST FIVE YEARS &
NAME, DATE OF BIRTH              WITH FUND                 SINCE(h)              OTHER DIRECTORSHIPS(j)
-------------------           ----------------         ---------------      ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)          Trustee                  February 2004        Massachusetts Financial Services
(born 10/20/63)                                                             Company, Chief Executive Officer,
                                                                            President, Chief Investment
                                                                            Officer and Director

Robert C. Pozen(k)            Trustee                  February 2004        Massachusetts Financial Services
(born 8/08/46)                                                              Company, Chairman (since February
                                                                            2004); MIT Sloan School
                                                                            (education), Senior Lecturer
                                                                            (since 2006); Secretary of
                                                                            Economic Affairs, The Commonwealth
                                                                            of Massachusetts (January 2002 to
                                                                            December 2002); Fidelity
                                                                            Investments, Vice Chairman (June
                                                                            2000 to December 2001); Fidelity
                                                                            Management & Research Company
                                                                            (investment adviser), President
                                                                            (March 1997 to July 2001); Bell
                                                                            Canada Enterprises
                                                                            (telecommunications), Director;
                                                                            Medtronic, Inc. (medical
                                                                            technology), Director; Telesat
                                                                            (satellite communications),
                                                                            Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair        February 1992        Private investor; Eastern
(born 5/01/36)                of Trustees                                   Enterprises (diversified services
                                                                            company), Chairman, Trustee and
                                                                            Chief Executive Officer (until
                                                                            November 2000)

Robert E. Butler(n)           Trustee                  January 2006         Consultant - regulatory and
(born 11/29/41)                                                             compliance matters (since July
                                                                            2002); PricewaterhouseCoopers LLP
                                                                            (professional services firm),
                                                                            Partner (until 2002)

Lawrence H. Cohn, M.D.        Trustee                  August 1993          Brigham and Women's Hospital,
(born 3/11/37)                                                              Chief of Cardiac Surgery (2005);
                                                                            Harvard Medical School, Professor
                                                                            of Cardiac Surgery; Physician
                                                                            Director of Medical Device
                                                                            Technology for Partners HealthCare

David H. Gunning              Trustee                  January 2004         Retired; Cleveland-Cliffs Inc.
(born 5/30/42)                                                              (mining products and service
                                                                            provider), Vice Chairman/Director
                                                                            (until May 2007); Portman Limited
                                                                            (mining), Director (since 2005);
                                                                            Encinitos Ventures (private
                                                                            investment company), Principal
                                                                            (1997 to April 2001); Lincoln
                                                                            Electric Holdings, Inc. (welding
                                                                            equipment manufacturer), Director

William R. Gutow              Trustee                  December 1993        Private investor and real estate
(born 9/27/41)                                                              consultant; Capitol Entertainment
                                                                            Management Company (video
                                                                            franchise), Vice Chairman;
                                                                            Atlantic Coast Tan (tanning
                                                                            salons), Vice Chairman (since
                                                                            2002)

Michael Hegarty               Trustee                  December 2004        Retired; AXA Financial (financial
(born 12/21/44)                                                             services and insurance), Vice
                                                                            Chairman and Chief Operating
                                                                            Officer (until May 2001); The
                                                                            Equitable Life Assurance Society
                                                                            (insurance), President and Chief
                                                                            Operating Officer (until May 2001)

Lawrence T. Perera            Trustee                  July 1981            Hemenway & Barnes (attorneys),
(born 6/23/35)                                                              Partner

J. Dale Sherratt              Trustee                  August 1993          Insight Resources, Inc.
(born 9/23/38)                                                              (acquisition planning
                                                                            specialists), President; Wellfleet
                                                                            Investments (investor in health
                                                                            care companies), Managing General
                                                                            Partner (since 1993); Cambridge
                                                                            Nutraceuticals (professional
                                                                            nutritional products), Chief
                                                                            Executive Officer (until May 2001)

Laurie J. Thomsen             Trustee                  March 2005           New Profit, Inc. (venture
(born 8/05/57)                                                              philanthropy), Partner (since
                                                                            2006); Private investor; Prism
                                                                            Venture Partners (venture
                                                                            capital), Co-founder and General
                                                                            Partner (until June 2004); The
                                                                            Travelers Companies (commercial
                                                                            property liability insurance),
                                                                            Director

Robert W. Uek                 Trustee                  January 2006         Retired (since 1999);
(born 5/18/41)                                                              PricewaterhouseCoopers LLP
                                                                            (professional services firm),
                                                                            Partner (until 1999); Consultant
                                                                            to investment company industry
                                                                            (since 2000); TT International
                                                                            Funds (mutual fund complex),
                                                                            Trustee (2000 until 2005);
                                                                            Hillview Investment Trust II Funds
                                                                            (mutual fund complex), Trustee
                                                                            (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)             President                November 2005        Massachusetts Financial Services
(born 12/01/58)                                                             Company, Executive Vice President
                                                                            and Chief Regulatory Officer
                                                                            (since March 2004); Fidelity
                                                                            Management & Research Company,
                                                                            Vice President (prior to March
                                                                            2004); Fidelity Group of Funds,
                                                                            President and Treasurer (prior to
                                                                            March 2004)

Tracy Atkinson(k)             Treasurer                September 2005       Massachusetts Financial Services
(born 12/30/64)                                                             Company, Senior Vice President
                                                                            (since September 2004);
                                                                            PricewaterhouseCoopers LLP,
                                                                            Partner (prior to September 2004)

Christopher R. Bohane(k)      Assistant Secretary      July 2005            Massachusetts Financial Services
(born 1/18/74)                and Assistant Clerk                           Company, Vice President and Senior
                                                                            Counsel (since April 2003);
                                                                            Kirkpatrick & Lockhart LLP (law
                                                                            firm), Associate (prior to April
                                                                            2003)

Ethan D. Corey(k)             Assistant Secretary      July 2005            Massachusetts Financial Services
(born 11/21/63)               and Assistant Clerk                           Company, Special Counsel (since
                                                                            December 2004); Dechert LLP (law
                                                                            firm), Counsel (prior to December
                                                                            2004)

David L. DiLorenzo(k)         Assistant Treasurer      July 2005            Massachusetts Financial Services
(born 8/10/68)                                                              Company, Vice President (since
                                                                            June 2005); JP Morgan Investor
                                                                            Services, Vice President (prior to
                                                                            June 2005)

Mark D. Fischer(k)            Assistant Treasurer      July 2005            Massachusetts Financial Services
(born 10/27/70)                                                             Company, Vice President (since May
                                                                            2005); JP Morgan Investment
                                                                            Management Company, Vice President
                                                                            (prior to May 2005)

Brian E. Langenfeld(k)        Assistant Secretary      June 2006            Massachusetts Financial Services
(born 3/07/73)                and Assistant Clerk                           Company, Assistant Vice President
                                                                            and Counsel (since May 2006); John
                                                                            Hancock Advisers, LLC, Assistant
                                                                            Vice President and Counsel (May
                                                                            2005 to April 2006); John Hancock
                                                                            Advisers, LLC, Attorney and
                                                                            Assistant Secretary (prior to May
                                                                            2005)

Ellen Moynihan(k)             Assistant Treasurer      April 1997           Massachusetts Financial Services
(born 11/13/57)                                                             Company, Senior Vice President

Susan S. Newton(k)            Assistant Secretary      May 2005             Massachusetts Financial Services
(born 3/07/50)                and Assistant Clerk                           Company, Senior Vice President and
                                                                            Associate General Counsel (since
                                                                            April 2005); John Hancock
                                                                            Advisers, LLC, Senior Vice
                                                                            President, Secretary and Chief
                                                                            Legal Officer (prior to April
                                                                            2005); John Hancock Group of
                                                                            Funds, Senior Vice President,
                                                                            Secretary and Chief Legal Officer
                                                                            (prior to April 2005)

Susan A. Pereira(k)           Assistant Secretary      July 2005            Massachusetts Financial Services
(born 11/05/70)               and Assistant Clerk                           Company, Vice President and Senior
                                                                            Counsel (since June 2004); Bingham
                                                                            McCutchen LLP (law firm),
                                                                            Associate (prior to June 2004)

Mark N. Polebaum(k)           Secretary and Clerk      January 2006         Massachusetts Financial Services
(born 5/01/52)                                                              Company, Executive Vice President,
                                                                            General Counsel and Secretary
                                                                            (since January 2006); Wilmer
                                                                            Cutler Pickering Hale and Dorr LLP
                                                                            (law firm), Partner (prior to
                                                                            January 2006)

Frank L. Tarantino            Independent Chief        June 2004            Tarantino LLC (provider of
(born 3/07/44)                Compliance Officer                            compliance services), Principal
                                                                            (since June 2004); CRA Business
                                                                            Strategies Group (consulting
                                                                            services), Executive Vice
                                                                            President (April 2003 to June
                                                                            2004); David L. Babson & Co.
                                                                            (investment adviser), Managing
                                                                            Director, Chief Administrative
                                                                            Officer and Director (prior to
                                                                            March 2003)

James O. Yost(k)              Assistant Treasurer      September 1990       Massachusetts Financial Services
(born 6/12/60)                                                              Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by share- holders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit
Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                          CUSTODIAN
Massachusetts Financial Services Company                    State Street Bank and Trust Company
500 Boylston Street, Boston, MA                             225 Franklin Street, Boston, MA 02110
02116-3741
                                                            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
DISTRIBUTOR                                                 Deloitte & Touche LLP
MFS Fund Distributors, Inc.                                 200 Berkeley Street, Boston, MA 02116
500 Boylston Street, Boston, MA 02116-3741

PORTFOLIO MANAGER
Thomas Melendez

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $42,599,128 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 2.68% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
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and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               ANNUAL REPORT

                                                MFS(R) INTERNATIONAL VALUE FUND


LETTER FROM THE CEO                                     1
---------------------------------------------------------
PORTFOLIO COMPOSITION                                   2
---------------------------------------------------------
MANAGEMENT REVIEW                                       3
---------------------------------------------------------
PERFORMANCE SUMMARY                                     5
---------------------------------------------------------
EXPENSE TABLE                                           8
---------------------------------------------------------
PORTFOLIO OF INVESTMENTS                               10
---------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                    16
---------------------------------------------------------
STATEMENT OF OPERATIONS                                18
---------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                    20
---------------------------------------------------------
FINANCIAL HIGHLIGHTS                                   21
---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                          26
---------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                                 36
---------------------------------------------------------
TRUSTEES AND OFFICERS                                  37
---------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT          43
---------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                  43
---------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                         43
---------------------------------------------------------
FEDERAL TAX INFORMATION                                43
---------------------------------------------------------
MFS(R) PRIVACY NOTICE                                  44
---------------------------------------------------------
CONTACT INFORMATION                            BACK COVER
---------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        5/31/07
                                                                        FGI-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 16, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                                 94.9%
              Cash & Other Net Assets                        5.1%

              TOP TEN HOLDINGS

              Nestle S.A.                                    3.2%
              ---------------------------------------------------
              TOTAL S.A., ADR                                3.2%
              ---------------------------------------------------
              GlaxoSmithKline PLC                            3.2%
              ---------------------------------------------------
              Vodafone Group PLC                             2.7%
              ---------------------------------------------------
              Novartis AG                                    2.6%
              ---------------------------------------------------
              Royal Dutch Shell PLC, "A"                     2.5%
              ---------------------------------------------------
              Credit Agricole S.A.                           2.3%
              ---------------------------------------------------
              HSBC Holdings PLC                              2.2%
              ---------------------------------------------------
              ING Groep N.V.                                 2.1%
              ---------------------------------------------------
              Henkel KGaA, IPS                               2.0%
              ---------------------------------------------------
              EQUITY SECTORS

              Financial Services                            20.7%
              ---------------------------------------------------
              Consumer Staples                              11.9%
              ---------------------------------------------------
              Utilities & Communications                    11.3%
              ---------------------------------------------------
              Health Care                                    9.6%
              ---------------------------------------------------
              Energy                                         9.0%
              ---------------------------------------------------
              Autos & Housing                                6.8%
              ---------------------------------------------------
              Leisure                                        5.6%
              ---------------------------------------------------
              Technology                                     5.2%
              ---------------------------------------------------
              Basic Materials                                5.1%
              ---------------------------------------------------
              Industrial Goods & Services                    3.8%
              ---------------------------------------------------
              Retailing                                      2.4%
              ---------------------------------------------------
              Transportation                                 2.2%
              ---------------------------------------------------
              Special Products & Services                    1.3%
              ---------------------------------------------------

              COUNTRY WEIGHTINGS

              United Kingdom                                21.2%
              ---------------------------------------------------
              Japan                                         20.8%
              ---------------------------------------------------
              France                                        10.0%
              ---------------------------------------------------
              Switzerland                                    9.1%
              ---------------------------------------------------
              Germany                                        7.7%
              ---------------------------------------------------
              Netherlands                                    7.5%
              ---------------------------------------------------
              South Korea                                    3.1%
              ---------------------------------------------------
              Sweden                                         3.1%
              ---------------------------------------------------
              Norway                                         2.1%
              ---------------------------------------------------
              Other Countries                               15.4%
              ---------------------------------------------------

Percentages are based on net assets as of 5/31/07.
The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended May 31, 2007, Class A shares of the MFS International Value Fund provided a total return of 22.17%, at net asset value. This compares with a return of 29.16% for the fund's benchmark, the MSCI EAFE Value Index. The fund's other benchmark, the MSCI EAFE Index, had a return of 27.39% for the twelve months ended May 31, 2007.

DETRACTORS FROM PERFORMANCE

Stock selection in the financial services sector was the largest detractor from relative performance. The fund's positioning in poor-performing Japanese consumer finance firms Aiful and Takefuji negatively impacted results. Continued regulatory issues have hampered results at both firms. We believe that the writing off of bad loans and the lowering of rates on existing loans also affected the profitability of both companies. Not holding banking firm ABN AMRO (Netherlands) held back performance as the stock rose significantly over the reporting period. The company's strong performance may be attributable to its being targeted as a possible takeover candidate with many European banks vying to win the bidding.

The combination of an overweighted position and stock selection in the health care sector hurt relative performance. The fund's holdings in pharmaceutical companies GlaxoSmithKline(aa) (U.K.) and Novartis(aa) (Switzerland) detracted from results as both stocks underperformed the broad index. GlaxoSmithKline's stock declined in response to a study published in the New England Journal of Medicine indicating that Avandia, the company's blockbuster diabetes drug, may lead to an increased risk of heart attack for patients taking the drug.

Positions in other sectors that detracted from results included microchip and electronics manufacturer Samsung Electronics(aa) (South Korea) and personal care company Uni-Charm(aa) (Japan). Not holding strong-performing automobile manufacturer DaimlerChrysler (Germany) and steel producer Arcelor Mittal (Luxembourg) also hurt.

The fund's cash position was a detractor from relative performance. The fund holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

During the reporting period, our currency exposure was also a detractor to the fund's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

CONTRIBUTORS TO PERFORMANCE

Positive stock selection within the retailing sector boosted relative performance. Holdings of William Morrison Supermarkets(g)(aa) (U.K.) benefited performance as a result of the company's improved performance from the acquired Safeway stores, as well as better-than-expected sales and profit growth across the entire store base. We sold this stock during the reporting period when it reached its valuation point.

Positioning within the autos and housing sector also contributed to relative performance. Avoiding automobile manufacturer Toyota (Japan) helped results as the stock underperformed the overall index.

In the energy sector, the combination of an underweighted position and positive stock selection was beneficial. Not owning integrated oil company BP Amoco (U.K.) and underweighting Royal Dutch Shell (Netherlands) added to results as both stocks performed poorly, relative to the benchmark, during the reporting period.

A number of stocks in other sectors helped relative performance. The fund's positioning in agrochemical company Syngenta(aa) (Switzerland) contributed to results as the company delivered strong sales and a positive outlook for the year. We believe that the firm has profited from its research in genetically modified seed traits used in corn. With the increased use of ethanol as an additive to gasoline, the demand for corn has increased. Underweighting banking firm HSBC Holdings (U.K.) contributed to relative performance. Mechanical engineering firm GEA Group(aa) (Germany), biopharmaceutical company Actelion(aa) (Switzerland), telecommunications company Telenor(g)(aa) (Norway), and mining firm Anglo American(aa) (U.K.) were also among the fund's top contributors. GEA Group has redefined their business model to focus on its core business of engineering. The company is in the process of selling off non-core assets and has improved margins. GEA Group is also believed to be a potential LBO (leveraged buyout) candidate.

Respectfully,

Barnaby Wiener
Portfolio Manager

(aa) Security is not a benchmark constituent.
 (g) Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 5/31/07

The following chart illustrates a representative class of the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary).

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

               MFS Intermational        MSCI              MSCI
                  Value Fund         EAFE Value           EAFE
                  - Class A            Index             Index
        5/97        $ 9,425           $10,000           $10,000
        5/98         11,477            11,212            11,140
        5/99         11,080            11,877            11,659
        5/00         13,248            13,459            13,692
        5/01         12,002            12,675            11,372
        5/02         11,617            11,730            10,313
        5/03         11,049            10,284             9,081
        5/04         14,462            14,302            12,093
        5/05         17,049            16,859            13,919
        5/06         22,171            21,968            17,922
        5/07         27,086            28,375            22,830

TOTAL RETURNS THROUGH 5/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      1-yr         5-yr        10-yr
------------------------------------------------------------------------------
        A                10/24/95              22.17%       18.45%      11.13%
------------------------------------------------------------------------------
        B                10/24/95              21.36%       17.75%      10.54%
------------------------------------------------------------------------------
        C                 7/01/96              21.36%       17.75%      10.53%
------------------------------------------------------------------------------
        I                 1/02/97              22.56%       18.95%      11.62%
------------------------------------------------------------------------------
        W                 5/01/06              22.48%       18.51%      11.16%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
------------------------------------------------------------------------------
MSCI EAFE Index (f)                            27.39%       17.23%       8.60%
------------------------------------------------------------------------------
MSCI EAFE Value Index (f)                      29.16%       19.32%      10.99%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
------------------------------------------------------------------------------
        A                                      15.14%       17.05%      10.48%
With Initial Sales Charge (5.75%)
------------------------------------------------------------------------------
        B                                      17.36%       17.54%      10.54%
With CDSC (Declining over six years from 4% to 0%)(x)
------------------------------------------------------------------------------
        C                                      20.36%       17.75%      10.53%
With CDSC (1% for 12 months) (x)
------------------------------------------------------------------------------

Class I and Class W shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITIONS

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index - a market capitalization index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Value Index - a market capitalization index that is designed to measure developed equity market performance for value securities, excluding the U.S. and Canada.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance for Class W shares includes the performance of the fund's Class A shares for periods prior to their offering.

This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2006 through May 31, 2007.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2006 through May 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    12/01/06-
Class                       Ratio     12/01/06          5/31/07        5/31/07
--------------------------------------------------------------------------------
         Actual             1.48%    $1,000.00        $1,109.40         $7.78
    A    -----------------------------------------------------------------------
         Hypothetical (h)   1.48%    $1,000.00        $1,017.55         $7.44
--------------------------------------------------------------------------------
         Actual             2.13%    $1,000.00        $1,105.70        $11.18
    B    -----------------------------------------------------------------------
         Hypothetical (h)   2.13%    $1,000.00        $1,014.31        $10.70
--------------------------------------------------------------------------------
         Actual             2.13%    $1,000.00        $1,105.70        $11.18
    C    -----------------------------------------------------------------------
         Hypothetical (h)   2.13%    $1,000.00        $1,014.31        $10.70
--------------------------------------------------------------------------------
         Actual             1.13%    $1,000.00        $1,111.00         $5.95
    I    -----------------------------------------------------------------------
         Hypothetical (h)   1.13%    $1,000.00        $1,019.30         $5.69
--------------------------------------------------------------------------------
         Actual             1.24%    $1,000.00        $1,110.60         $6.52
    W    -----------------------------------------------------------------------
         Hypothetical (h)   1.24%    $1,000.00        $1,018.75         $6.24
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
5/31/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

ISSUER                                                              SHARES/PAR           VALUE ($)
--------------------------------------------------------------------------------------------------

Common Stocks - 94.9%
--------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.4%
--------------------------------------------------------------------------------------------------
Heineken N.V.                                                           209,580    $    12,209,700
Remy Cointreau S.A. (l)                                                  55,940          4,049,227
                                                                                   ---------------
                                                                                   $    16,258,927
--------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.1%
--------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd.                                                       193,900    $     1,613,776
--------------------------------------------------------------------------------------------------
Automotive - 3.3%
--------------------------------------------------------------------------------------------------
Autoliv, Inc., SDR (l)                                                  100,600    $     5,975,244
Bayerische Motoren Werke AG (l)                                         258,282         17,295,344
Continental AG (l)                                                       57,563          8,140,571
Kongsberg Automotive A.S.A. (l)                                         317,743          2,871,759
Nissan Motor Co. Ltd.                                                   443,800          4,936,986
                                                                                   ---------------
                                                                                   $    39,219,904
--------------------------------------------------------------------------------------------------
Biotechnology - 0.3%
--------------------------------------------------------------------------------------------------
Actelion Ltd. (a)                                                        16,120    $     3,522,653
--------------------------------------------------------------------------------------------------
Broadcasting - 2.9%
--------------------------------------------------------------------------------------------------
Fuji Television Network, Inc.                                             4,719    $     9,615,183
Nippon Television Network Corp.                                          38,540          5,424,066
Vivendi S.A. (l)                                                        227,060          9,892,018
WPP Group PLC                                                           612,589          9,058,505
                                                                                   ---------------
                                                                                   $    33,989,772
--------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.3%
--------------------------------------------------------------------------------------------------
Van Lanschot N.V.                                                        43,760    $     3,915,312
--------------------------------------------------------------------------------------------------
Business Services - 1.3%
--------------------------------------------------------------------------------------------------
Bunzl PLC                                                               526,700    $     7,684,180
USS Co. Ltd.                                                            126,800          7,959,183
                                                                                   ---------------
                                                                                   $    15,643,363
--------------------------------------------------------------------------------------------------
Cable TV - 0.3%
--------------------------------------------------------------------------------------------------
Premiere AG (a)(l)                                                      127,699    $     3,109,807
--------------------------------------------------------------------------------------------------
Chemicals - 1.8%
--------------------------------------------------------------------------------------------------
Makhteshim-Agan Industries Ltd.                                         719,600    $     5,231,524
Syngenta AG                                                              82,980         15,617,374
                                                                                   ---------------
                                                                                   $    20,848,898
--------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.8%
--------------------------------------------------------------------------------------------------
Fujitsu Ltd.                                                          1,441,000    $     9,838,319
--------------------------------------------------------------------------------------------------
Construction - 3.5%
--------------------------------------------------------------------------------------------------
Buzzi Unicem S.p.A. (l)                                                 142,799    $     4,966,531
CRH PLC                                                                 199,690          9,699,089
Fletcher Building Ltd.                                                  847,312          8,105,608
Geberit AG                                                               24,430          4,266,901
Nexity International                                                     50,319          4,536,012
Sekisui Chemical Co. Ltd.                                             1,235,000          9,253,749
                                                                                   ---------------
                                                                                   $    40,827,890
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.2%
--------------------------------------------------------------------------------------------------
Henkel KGaA, IPS (l)                                                    151,257    $    23,533,742
Kao Corp.                                                               520,000         14,397,568
Uni-Charm Corp.                                                         201,000         11,163,456
                                                                                   ---------------
                                                                                   $    49,094,766
--------------------------------------------------------------------------------------------------
Electrical Equipment - 2.2%
--------------------------------------------------------------------------------------------------
Legrand S.A. (l)                                                        233,960    $     8,303,933
OMRON Corp.                                                             388,700          9,963,801
Samsung SDI Co. Ltd.                                                     19,021          1,117,315
Spectris PLC                                                            357,340          6,621,010
                                                                                   ---------------
                                                                                   $    26,006,059
--------------------------------------------------------------------------------------------------
Electronics - 4.4%
--------------------------------------------------------------------------------------------------
Barco N.V.                                                               28,845    $     2,594,026
Hirose Electric Co. Ltd. (l)                                             36,100          4,686,193
Konica Minolta Holdings, Inc.                                           575,500          7,825,268
Ricoh Co. Ltd.                                                          306,000          6,662,285
Samsung Electronics Co. Ltd.                                             23,900         13,781,526
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)                    909,116          9,918,456
Venture Corp. Ltd.                                                      582,500          5,822,199
                                                                                   ---------------
                                                                                   $    51,289,953
--------------------------------------------------------------------------------------------------
Energy - Independent - 1.4%
--------------------------------------------------------------------------------------------------
Apache Corp. (l)                                                         64,460    $     5,205,145
INPEX Holdings, Inc.                                                        672          5,907,571
PTT Public Co.                                                          731,740          5,324,050
                                                                                   ---------------
                                                                                   $    16,436,766
--------------------------------------------------------------------------------------------------
Energy - Integrated - 7.0%
--------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC, "A"                                              790,450    $    29,448,337
Statoil A.S.A. (l)                                                      563,860         15,405,372
TOTAL S.A., ADR                                                         498,254         37,593,264
                                                                                   ---------------
                                                                                   $    82,446,973
--------------------------------------------------------------------------------------------------
Food & Beverages - 4.7%
--------------------------------------------------------------------------------------------------
Binggrae Co. Ltd.                                                        44,640    $     1,972,667
CoolBrands International, Inc.                                          320,690            263,881
CSM N.V. (l)                                                            217,221          7,937,779
Nestle S.A.                                                              97,701         38,035,811
Nong Shim Co. Ltd.                                                       25,929          7,238,210
                                                                                   ---------------
                                                                                   $    55,448,348
--------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.9%
--------------------------------------------------------------------------------------------------
Lawson, Inc. (l)                                                        287,600    $    10,254,973
--------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.2%
--------------------------------------------------------------------------------------------------
M-Real Oyj, "B" (l)                                                     676,450    $     4,596,153
Stora Enso Oyj                                                          472,700          9,024,755
                                                                                   ---------------
                                                                                   $    13,620,908
--------------------------------------------------------------------------------------------------
General Merchandise - 0.2%
--------------------------------------------------------------------------------------------------
Daiei, Inc. (a)(l)                                                      220,400    $     2,364,888
--------------------------------------------------------------------------------------------------
Insurance - 3.2%
--------------------------------------------------------------------------------------------------
Benfield Group PLC                                                    1,065,002    $     6,593,477
Catlin Group Ltd.                                                       413,294          4,156,134
Hiscox Ltd.                                                           1,026,193          5,840,280
Jardine Lloyd Thompson Group PLC                                      1,076,657          9,841,267
Legal & General Group PLC                                             3,782,640         11,508,948
                                                                                   ---------------
                                                                                   $    37,940,106
--------------------------------------------------------------------------------------------------
Leisure & Toys - 1.7%
--------------------------------------------------------------------------------------------------
Heiwa Corp.                                                             406,900    $     4,880,861
NAMCO BANDAI Holdings, Inc. (l)                                         336,400          5,707,316
Sankyo Co. Ltd.                                                         125,100          5,385,729
Tamron Co. Ltd. (l)                                                     157,200          4,171,680
                                                                                   ---------------
                                                                                   $    20,145,586
--------------------------------------------------------------------------------------------------
Machinery & Tools - 1.6%
--------------------------------------------------------------------------------------------------
ASSA ABLOY AB, "B" (l)                                                  509,570    $    11,451,177
GEA Group AG (a)                                                        225,970          7,287,629
                                                                                   ---------------
                                                                                   $    18,738,806
--------------------------------------------------------------------------------------------------
Major Banks - 5.1%
--------------------------------------------------------------------------------------------------
Credit Agricole S.A. (l)                                                658,650    $    27,188,013
Joyo Bank Ltd.                                                          591,000          3,801,939
Royal Bank of Scotland Group PLC                                        964,293         11,978,143
Shizuoka Bank Ltd. (l)                                                  709,000          7,263,879
Svenska Handelsbanken AB, "A" (l)                                       324,800          9,575,513
                                                                                   ---------------
                                                                                   $    59,807,487
--------------------------------------------------------------------------------------------------
Metals & Mining - 1.2%
--------------------------------------------------------------------------------------------------
Anglo American PLC                                                      241,146    $    14,506,997
--------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 1.0%
--------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                    2,316,000    $    11,416,834
--------------------------------------------------------------------------------------------------
Oil Services - 0.6%
--------------------------------------------------------------------------------------------------
Fugro N.V.                                                              111,081    $     6,508,717
--------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 11.7%
--------------------------------------------------------------------------------------------------
Aiful Corp.                                                             523,050    $    16,372,842
Banche Popolari Unite S.c.p.a.                                          283,091          8,116,652
Bangkok Bank Public Co. Ltd.                                          1,664,200          5,618,981
Dah Sing Financial Holdings Ltd.                                        530,000          4,425,491
DNB Holding A.S.A. (l)                                                  501,700          6,772,422
Hachijuni Bank Ltd. (l)                                                 880,000          6,716,674
Hana Financial Group, Inc.                                              116,050          5,878,799
HSBC Holdings PLC                                                     1,399,250         25,870,745
ING Groep N.V. (l)                                                      562,742         25,068,938
Komercni Banka A.S.                                                      26,639          4,876,867
Krungthai Card PLC                                                    3,165,400          1,964,952
LIC Housing Finance Ltd.                                                341,700          1,417,123
Sapporo Hokuyo Holdings, Inc.                                               613          6,396,171
Shinhan Financial Group Co. Ltd.                                        104,390          6,447,022
Siam City Bank Public Co. Ltd.                                        4,840,800          2,459,884
Takefuji Corp. (l)                                                      236,580          8,727,307
                                                                                   ---------------
                                                                                   $   137,130,870
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 9.3%
--------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                   362,200    $    16,039,584
GlaxoSmithKline PLC                                                   1,446,950         37,522,483
Hisamitsu Pharmaceutical Co., Inc.                                      249,800          7,018,987
Novartis AG                                                             550,820         30,952,016
Roche Holding AG                                                         79,000         14,494,348
Tanabe Seiyaku Co. Ltd.                                                 303,000          3,905,903
                                                                                   ---------------
                                                                                   $   109,933,321
--------------------------------------------------------------------------------------------------
Printing & Publishing - 0.7%
--------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                       633,049    $     8,552,769
--------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.5%
--------------------------------------------------------------------------------------------------
SMRT Corp. Ltd.                                                       4,978,270    $     6,294,834
--------------------------------------------------------------------------------------------------
Real Estate - 0.4%
--------------------------------------------------------------------------------------------------
Deutsche Wohnen AG                                                       76,530    $     4,149,580
--------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.9%
--------------------------------------------------------------------------------------------------
L'Air Liquide S.A., Bearer Shares (l)                                    46,446    $    11,026,493
--------------------------------------------------------------------------------------------------
Specialty Stores - 1.2%
--------------------------------------------------------------------------------------------------
KappAhl Holding AB                                                      300,750    $     3,563,981
NEXT PLC                                                                 69,587          3,042,920
Praktiker Bau-und Heimwerkermaerkte Holding AG (l)                      164,746          7,314,695
                                                                                   ---------------
                                                                                   $    13,921,596
--------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 4.2%
--------------------------------------------------------------------------------------------------
KDDI Corp.                                                                1,689    $    14,431,746
SmarTone Telecommunications Holdings Ltd.                             2,454,000          2,797,065
Vodafone Group PLC                                                   10,270,799         32,123,885
                                                                                   ---------------
                                                                                   $    49,352,696
--------------------------------------------------------------------------------------------------
Telephone Services - 3.4%
--------------------------------------------------------------------------------------------------
France Telecom S.A. (l)                                                 484,521    $    14,882,844
Royal KPN N.V.                                                          727,491         12,342,699
Telekom Austria AG (l)                                                  482,740         13,210,877
                                                                                   ---------------
                                                                                   $    40,436,420
--------------------------------------------------------------------------------------------------
Tobacco - 1.6%
--------------------------------------------------------------------------------------------------
British American Tobacco PLC                                            375,295    $    12,711,287
Swedish Match AB (l)                                                    300,453          5,557,793
                                                                                   ---------------
                                                                                   $    18,269,080
--------------------------------------------------------------------------------------------------
Trucking - 1.7%
--------------------------------------------------------------------------------------------------
TNT N.V.                                                                451,528    $    19,962,718
--------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.7%
--------------------------------------------------------------------------------------------------
British Energy Group PLC (a)                                            308,740    $     3,210,153
E.ON AG (l)                                                             121,571         19,984,695
United Utilities PLC                                                    558,955          8,536,494
                                                                                   ---------------
                                                                                   $    31,731,342
--------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $964,251,739)                                $ 1,115,578,507
--------------------------------------------------------------------------------------------------
Short-Term Obligations - 4.2% (y)
--------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 6/01/07           $    46,856,000    $    46,856,000
Alpine Securitization Corp., 5.32%, due 6/01/07 (t)                   2,230,000          2,230,000
--------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST                                    $    49,086,000
--------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 17.3%
--------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value                                                         203,387,827    $   203,387,827
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,216,725,566) (k)                            $ 1,368,052,334
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (16.4)%                                              (192,561,326)
--------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                $ 1,175,491,008
--------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(k) As of May 31, 2007, the fund had two securities that were fair valued, aggregating $12,117,033 and 0.89% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under
    Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR American Depository Receipt
IPS International Preference Stock
SDR Swedish Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 5/31/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $193,782,409 of securities
on loan (identified cost, $1,216,725,566)                        $1,368,052,334
Cash                                                                      1,703
Foreign currency, at value (identified cost, $6,711,666)              6,595,576
Receivable for investments sold                                         405,866
Receivable for fund shares sold                                       4,918,269
Interest and dividends receivable                                     5,024,592
Other Assets                                                             10,798
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,385,009,138
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                    $4,239,207
Payable for fund shares reacquired                                    1,151,124
Collateral for securities loaned, at value                          203,387,827
Payable to affiliates
  Management fee                                                         56,783
  Shareholder servicing costs                                           213,955
  Distribution and service fees                                          16,718
  Administrative services fee                                             1,159
Payable for independent trustees' compensation                            3,465
Accrued expenses and other liabilities                                  447,892
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $209,518,130
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,175,491,008
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $945,862,064
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $145,439 deferred country tax)                              151,025,010
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                        68,047,087
Undistributed net investment income                                  10,556,847
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,175,491,008
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    35,619,041
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $386,570,277
  Shares outstanding                                                 11,808,448
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $32.74
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $34.74
-------------------------------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $78,999,873
  Shares outstanding                                                  2,504,069
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $31.55
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $91,372,243
  Shares outstanding                                                  2,957,874
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $30.89
-------------------------------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $617,517,761
  Shares outstanding                                                 18,317,174
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $33.71
-------------------------------------------------------------------------------------------------------

Class W shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,030,854
  Shares outstanding                                                     31,476
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $32.75
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF OPERATIONS
Year ended 5/31/07

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $28,183,466
  Interest                                                             2,666,687
  Other                                                                    6,253
  Foreign taxes withheld                                              (2,562,179)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $28,294,227
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $8,150,697
  Distribution and service fees                                        2,583,794
  Shareholder servicing costs                                          1,159,035
  Administrative services fee                                            167,790
  Independent trustees' compensation                                      16,656
  Custodian fee                                                          584,722
  Shareholder communications                                              25,646
  Auditing fees                                                           53,454
  Legal fees                                                              16,181
  Miscellaneous                                                          131,851
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $12,889,826
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (35,026)
  Reduction of expenses by investment adviser                             (4,483)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $12,850,317
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $15,443,910
------------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $27,947 country tax)               $98,030,707
  Foreign currency transactions                                           31,721
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $98,062,428
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $97,438 increase in deferred country tax)      $75,300,073
  Translation of assets and liabilities in foreign currencies           (182,083)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $75,117,990
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $173,180,418
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $188,624,328
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                           YEARS ENDED 5/31
                                                               ----------------------------------------
                                                                        2007                       2006

CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $15,443,910                 $7,173,678
Net realized gain (loss) on investments and foreign
currency transactions                                             98,062,428                 63,915,002
Net unrealized gain (loss) on investments and foreign
currency translation                                              75,117,990                 49,718,476
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $188,624,328               $120,807,156
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(4,219,110)               $(1,472,708)
  Class B                                                           (546,084)                  (160,568)
  Class C                                                           (610,409)                  (332,422)
  Class I                                                         (7,014,342)                (1,467,037)
  Class W                                                             (2,081)                        --

From net realized gain on investments and foreign
currency transactions
  Class A                                                        (22,595,213)               (12,572,811)
  Class B                                                         (5,585,953)                (4,353,043)
  Class C                                                         (5,561,405)                (3,780,813)
  Class I                                                        (30,981,935)               (10,211,023)
  Class W                                                             (9,497)                        --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(77,126,029)              $(34,350,425)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $386,340,584               $267,535,607
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $497,838,883               $353,992,338
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                           677,652,125                323,659,787
At end of period (including undistributed net investment
income of $10,556,847 and $6,737,079, respectively)           $1,175,491,008               $677,652,125
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                         YEARS ENDED 5/31
                                             ---------------------------------------------------------------------------------
                                                     2007              2006             2005             2004             2003

Net asset value, beginning of period               $29.16            $24.20           $21.06           $16.14           $16.97
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.49             $0.38            $0.41            $0.13            $0.08
  Net realized and unrealized gain (loss)
  on investments and foreign currency                5.75              6.62             3.34             4.85            (0.91)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $6.24             $7.00            $3.75            $4.98           $(0.83)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.42)           $(0.21)          $(0.06)          $(0.06)             $--
  From net realized gain on investments and
  foreign currency transactions                     (2.24)            (1.83)           (0.55)              --               --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                       $(2.66)           $(2.04)          $(0.61)          $(0.06)             $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $32.74            $29.16           $24.20           $21.06           $16.14
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          22.17             30.04            17.89            30.88            (4.89)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.49              1.63             1.68             2.04             2.16
Expenses after expense reductions (f)                1.49              1.60             1.65             1.90             2.08
Net investment income                                1.61              1.41             1.78             0.67             0.51
Portfolio turnover                                     49                54               37               82               92
Net assets at end of period (000 Omitted)        $386,570          $242,369         $142,789          $66,216          $39,161
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                           YEARS ENDED 5/31
                                                 ----------------------------------------------------------------------------
                                                        2007             2006            2005            2004            2003

Net asset value, beginning of period                  $28.19           $23.47          $20.51          $15.75          $16.65
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.25            $0.17           $0.21           $0.01           $0.00(w)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                   5.57             6.45            3.30            4.75           (0.90)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $5.82            $6.62           $3.51           $4.76          $(0.90)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.22)          $(0.07)            $--             $--             $--
  From net realized gain on investments and
  foreign currency transactions                        (2.24)           (1.83)          (0.55)             --              --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(2.46)          $(1.90)         $(0.55)            $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $31.55           $28.19          $23.47          $20.51          $15.75
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                             21.36            29.22           17.16           30.22           (5.41)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  2.14             2.28            2.33            2.58            2.66
Expenses after expense reductions (f)                   2.14             2.25            2.30            2.44            2.58
Net investment income                                   0.86             0.64            0.93            0.07            0.02
Portfolio turnover                                        49               54              37              82              92
Net assets at end of period (000 Omitted)            $79,000          $70,758         $57,356         $37,076         $26,608
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                           YEARS ENDED 5/31
                                                  ----------------------------------------------------------------------------
                                                         2007             2006            2005            2004            2003

Net asset value, beginning of period                   $27.67           $23.14          $20.24          $15.55          $16.44
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.28            $0.18           $0.29           $0.03           $0.02
  Net realized and unrealized gain (loss)
  on investments and foreign currency                    5.43             6.34            3.16            4.68           (0.91)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $5.71            $6.52           $3.45           $4.71          $(0.89)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.25)          $(0.16)            $--          $(0.02)            $--
  From net realized gain on investments and
  foreign currency transactions                         (2.24)           (1.83)          (0.55)             --              --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(2.49)          $(1.99)         $(0.55)         $(0.02)            $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $30.89           $27.67          $23.14          $20.24          $15.55
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              21.36            29.27           17.09           30.27           (5.41)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   2.14             2.28            2.33            2.58            2.66
Expenses after expense reductions (f)                    2.14             2.25            2.30            2.44            2.58
Net investment income                                    0.96             0.68            1.29            0.14            0.13
Portfolio turnover                                         49               54              37              82              92
Net assets at end of period (000 Omitted)             $91,372          $62,896         $35,808         $13,322          $8,248
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                         YEARS ENDED 5/31
                                             ---------------------------------------------------------------------------------
                                                     2007              2006             2005             2004             2003

Net asset value, beginning of period               $29.94            $24.75           $21.52           $16.45           $17.20
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.64             $0.60            $0.79            $0.18            $0.10
  Net realized and unrealized gain (loss)
  on investments and foreign currency                5.88              6.68             3.12             5.01            (0.85)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $6.52             $7.28            $3.91            $5.19           $(0.75)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.51)           $(0.26)          $(0.13)          $(0.12)             $--
  From net realized gain on investments and
  foreign currency transactions                     (2.24)            (1.83)           (0.55)              --               --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                       $(2.75)           $(2.09)          $(0.68)          $(0.12)             $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $33.71            $29.94           $24.75           $21.52           $16.45
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                             22.56             30.54            18.23            31.57            (4.30)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.14              1.28             1.34             1.58             1.66
Expenses after expense reductions (f)                1.14              1.25             1.31             1.44             1.58
Net investment income                                2.04              2.17             3.32             0.80             0.74
Portfolio turnover                                     49                54               37               82               92
Net assets at end of period (000 Omitted)        $617,518          $301,533          $87,707             $627             $260
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS W                                                                              YEARS ENDED 5/31
                                                                              -----------------------------
                                                                                     2007           2006(i)

Net asset value, beginning of period                                               $29.16            $30.18
-----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.89             $0.20
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                           5.43             (1.22)(g)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $6.32            $(1.02)
-----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.49)              $--
  From net realized gain on investments and foreign currency transactions           (2.24)               --
-----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(2.73)              $--
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $32.75            $29.16
-----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             22.48             (3.38)(n)
-----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.24              1.37(a)
Expenses after expense reductions (f)                                                1.24              1.35(a)
Net investment income                                                                3.22              8.00(a)
Portfolio turnover                                                                     49                54
Net assets at end of period (000 Omitted)                                          $1,031               $97
-----------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, May 1, 2006 (Class W) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS International Value Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended May 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions declared to shareholders is as follows:

                                               5/31/07             5/31/06

Ordinary income (including any short-
term capital gains)                        $35,757,154         $16,416,254

Long-term capital gain                      41,368,875          17,934,171
--------------------------------------------------------------------------
Total distributions                        $77,126,029         $34,350,425

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 5/31/07

          Cost of investments                       $1,217,553,007
          --------------------------------------------------------
          Gross appreciation                           171,427,732
          Gross depreciation                           (20,928,405)
          --------------------------------------------------------
          Net unrealized appreciation (depreciation)  $150,499,327
          Undistributed ordinary income                 42,031,910
          Undistributed long-term capital gain          37,806,499
          Other temporary differences                     (708,792)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1 billion of average daily net assets      0.90%
          Next $1 billion of average daily net assets       0.80%
          Average daily net assets in excess of $2 billion  0.70%

The management fee incurred for the year ended May 31, 2007 was equivalent to an annual effective rate of 0.90% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.40% annually of the fund's average daily net assets. This written agreement will continue through September 30, 2007 unless changed or rescinded by the fund's Board of Trustees. For the year ended May 31, 2007, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $96,634 for the year ended May 31, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.35%          $1,088,285
Class B                             0.75%              0.25%              1.00%             1.00%             751,332
Class C                             0.75%              0.25%              1.00%             1.00%             743,905
Class W                             0.10%                --               0.10%             0.10%                 272
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $2,583,794

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31,
    2007 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2007, were as follows:

                                                        AMOUNT

              Class A                                  $17,403
              Class B                                  $75,348
              Class C                                   $9,013

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2007, the fee was $651,887, which equated to 0.072% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended May 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $429,203. The fund may also pay shareholder servicing related costs directly to non-related parties.

The fund is one of several mutual funds in which the MFS fund-of-funds may invest. Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds ("MFS fund-of-funds") and each underlying fund in which a MFS fund-of-funds invests ("underlying funds"), each underlying fund may pay a portion of each MFS fund-of-fund's transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended May 31, 2007, these costs for the fund amounted to $25,848 and are reflected in the shareholder servicing costs on the Statement of Operations.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended May 31, 2007 was equivalent to an annual effective rate of 0.0185% of the fund average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $276. This amount is included in independent trustees' compensation for the year ended May 31, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $3,289 at May 31, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended May 31, 2007, the fee paid to Tarantino LLC was $5,806. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $4,483, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $722,673,084 and $432,248,870, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                     YEAR ENDED                        YEAR ENDED
                                                      5/31/07                         5/31/06 (i)
                                              SHARES           AMOUNT           SHARES           AMOUNT
Shares sold

  Class A                                     6,082,241      $185,926,511       4,175,171      $112,393,814
  Class B                                       909,137        26,615,431         879,294        23,065,763
  Class C                                     1,095,499        31,866,513       1,072,912        27,256,183
  Class I                                     7,456,999       234,965,757       6,243,702       176,063,024
  Class W                                        27,855           875,917           3,313           100,000
-----------------------------------------------------------------------------------------------------------
                                             15,571,731      $480,250,129      12,374,392      $338,878,784

Shares issued to shareholders in
reinvestment of distributions

  Class A                                       744,054       $22,462,996         462,867       $11,914,197
  Class B                                       177,344         5,174,907         146,569         3,658,356
  Class C                                       147,333         4,209,308         106,988         2,621,195
  Class I                                     1,205,244        37,410,779         428,733        11,314,258
  Class W                                           384            11,578             --                --
-----------------------------------------------------------------------------------------------------------
                                              2,274,359       $69,269,568       1,145,157       $29,508,006

Shares reacquired

  Class A                                    (3,329,464)    $(101,888,050)     (2,227,868)     $(59,904,505)
  Class B                                    (1,092,834)      (32,139,412)       (959,304)      (25,054,657)
  Class C                                      (558,050)      (16,171,952)       (453,918)      (11,859,640)
  Class I                                      (417,129)      (12,977,255)       (144,478)       (4,032,381)
  Class W                                           (76)           (2,444)             --                --
-----------------------------------------------------------------------------------------------------------
                                             (5,397,553)    $(163,179,113)     (3,785,568)    $(100,851,183)

Net change

  Class A                                     3,496,831      $106,501,457       2,410,170       $64,403,506
  Class B                                        (6,353)         (349,074)         66,559         1,669,462
  Class C                                       684,782        19,903,869         725,982        18,017,738
  Class I                                     8,245,114       259,399,281       6,527,957       183,344,901
  Class W                                        28,163           885,051           3,313           100,000
-----------------------------------------------------------------------------------------------------------
                                             12,448,537      $386,340,584       9,733,981      $267,535,607

(i) For the period from the class' inception, May 1, 2006 (Class W), through  the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 51%, of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended May 31, 2007, the fund's commitment fee and interest expense were $4,290 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust X and Shareholders of
MFS International Value Fund:

We have audited the accompanying statement of assets and liabilities of MFS International Value Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of May 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS International Value Fund at May 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                ERNST & YOUNG LLP

Boston, Massachusetts
July 10, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of July 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each
Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                             PRINCIPAL OCCUPATIONS DURING
                                  POSITION(s) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------               ----------------     ---------------       ----------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee              February 2004       Massachusetts Financial Services
(born 10/20/63)                                                           Company, Chief Executive Officer,
                                                                          President, Chief Investment
                                                                          Officer and Director

Robert C. Pozen(k)               Trustee              February 2004       Massachusetts Financial Services
(born 8/08/46)                                                            Company, Chairman (since February
                                                                          2004); MIT Sloan School
                                                                          (education), Senior Lecturer
                                                                          (since 2006); Secretary of
                                                                          Economic Affairs, The Commonwealth
                                                                          of Massachusetts (January 2002 to
                                                                          December 2002); Fidelity
                                                                          Investments, Vice Chairman (June
                                                                          2000 to December 2001); Fidelity
                                                                          Management & Research Company
                                                                          (investment adviser), President
                                                                          (March 1997 to July 2001); Bell
                                                                          Canada Enterprises
                                                                          (telecommunications), Director;
                                                                          Medtronic, Inc. (medical
                                                                          technology), Director; Telesat
                                                                          (satellite communications),
                                                                          Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair    February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                              Enterprises (diversified services
                                                                          company), Chairman, Trustee and
                                                                          Chief Executive Officer (until
                                                                          November 2000)

Robert E. Butler(n)              Trustee              January 2006        Consultant - regulatory and
(born 11/29/41)                                                           compliance matters (since July
                                                                          2002); PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 2002)

Lawrence H. Cohn, M.D.           Trustee              August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                            Chief of Cardiac Surgery (2005);
                                                                          Harvard Medical School, Professor
                                                                          of Cardiac Surgery; Physician
                                                                          Director of Medical Device
                                                                          Technology for Partners HealthCare

David H. Gunning                 Trustee              January 2004        Retired; Cleveland-Cliffs Inc.
(born 5/30/42)                                                            (mining products and service
                                                                          provider), Vice Chairman/Director
                                                                          (until May 2007); Portman Limited
                                                                          (mining), Director (since 2005);
                                                                          Encinitos Ventures (private
                                                                          investment company), Principal
                                                                          (1997 to April 2001); Lincoln
                                                                          Electric Holdings, Inc. (welding
                                                                          equipment manufacturer), Director

William R. Gutow                 Trustee              December 1993       Private investor and real estate
(born 9/27/41)                                                            consultant; Capitol Entertainment
                                                                          Management Company (video
                                                                          franchise), Vice Chairman;
                                                                          Atlantic Coast Tan (tanning
                                                                          salons), Vice Chairman (since
                                                                          2002)

Michael Hegarty                  Trustee              December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                           services and insurance), Vice
                                                                          Chairman and Chief Operating
                                                                          Officer (until May 2001); The
                                                                          Equitable Life Assurance Society
                                                                          (insurance), President and Chief
                                                                          Operating Officer (until May 2001)

Lawrence T. Perera               Trustee              July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                            Partner

J. Dale Sherratt                 Trustee              August 1993         Insight Resources, Inc.
(born 9/23/38)                                                            (acquisition planning
                                                                          specialists), President; Wellfleet
                                                                          Investments (investor in health
                                                                          care companies), Managing General
                                                                          Partner (since 1993); Cambridge
                                                                          Nutraceuticals (professional
                                                                          nutritional products), Chief
                                                                          Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee              March 2005          New Profit, Inc. (venture
(born 8/05/57)                                                            philanthropy), Partner (since
                                                                          2006); Private investor; Prism
                                                                          Venture Partners (venture
                                                                          capital), Co-founder and General
                                                                          Partner (until June 2004); The
                                                                          Travelers Companies (commercial
                                                                          property liability insurance),
                                                                          Director

Robert W. Uek                    Trustee              January 2006        Retired (since 1999);
(born 5/18/41)                                                            PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 1999); Consultant
                                                                          to investment company industry
                                                                          (since 2000); TT International
                                                                          Funds (mutual fund complex),
                                                                          Trustee (2000 until 2005);
                                                                          Hillview Investment Trust II Funds
                                                                          (mutual fund complex), Trustee
                                                                          (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President            November 2005       Massachusetts Financial Services
(born 12/01/58)                                                           Company, Executive Vice President
                                                                          and Chief Regulatory Officer
                                                                          (since March 2004); Fidelity
                                                                          Management & Research Company,
                                                                          Vice President (prior to March
                                                                          2004); Fidelity Group of Funds,
                                                                          President and Treasurer (prior to
                                                                          March 2004)

Tracy Atkinson(k)                Treasurer            September 2005      Massachusetts Financial Services
(born 12/30/64)                                                           Company, Senior Vice President
                                                                          (since September 2004);
                                                                          PricewaterhouseCoopers LLP,
                                                                          Partner (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary  July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since April 2003);
                                                                          Kirkpatrick & Lockhart LLP (law
                                                                          firm), Associate (prior to April
                                                                          2003)

Ethan D. Corey(k)                Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                      Company, Special Counsel (since
                                                                          December 2004); Dechert LLP (law
                                                                          firm), Counsel (prior to December
                                                                          2004)

David L. DiLorenzo(k)            Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 8/10/68)                                                            Company, Vice President (since
                                                                          June 2005); JP Morgan Investor
                                                                          Services, Vice President (prior to
                                                                          June 2005)

Mark D. Fischer(k)               Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 10/27/70)                                                           Company, Vice President (since May
                                                                          2005); JP Morgan Investment
                                                                          Management Company, Vice President
                                                                          (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary  June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                      Company, Assistant Vice President
                                                                          and Counsel (since May 2006); John
                                                                          Hancock Advisers, LLC, Assistant
                                                                          Vice President and Counsel (May
                                                                          2005 to April 2006); John Hancock
                                                                          Advisers, LLC, Attorney and
                                                                          Assistant Secretary (prior to May
                                                                          2005)

Ellen Moynihan(k)                Assistant Treasurer  April 1997          Massachusetts Financial Services
(born 11/13/57)                                                           Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary  May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                      Company, Senior Vice President and
                                                                          Associate General Counsel (since
                                                                          April 2005); John Hancock
                                                                          Advisers, LLC, Senior Vice
                                                                          President, Secretary and Chief
                                                                          Legal Officer (prior to April
                                                                          2005); John Hancock Group of
                                                                          Funds, Senior Vice President,
                                                                          Secretary and Chief Legal Officer
                                                                          (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since June 2004); Bingham
                                                                          McCutchen LLP (law firm),
                                                                          Associate (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk  January 2006        Massachusetts Financial Services
(born 5/01/52)                                                            Company, Executive Vice President,
                                                                          General Counsel and Secretary
                                                                          (since January 2006); Wilmer
                                                                          Cutler Pickering Hale and Dorr LLP
                                                                          (law firm), Partner (prior to
                                                                          January 2006)

Frank L. Tarantino               Independent Chief    June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                       compliance services), Principal
                                                                          (since June 2004); CRA Business
                                                                          Strategies Group (consulting
                                                                          services), Executive Vice
                                                                          President (April 2003 to June
                                                                          2004); David L. Babson & Co.
                                                                          (investment adviser), Managing
                                                                          Director, Chief Administrative
                                                                          Officer and Director (prior to
                                                                          March 2003)

James O. Yost(k)                 Assistant Treasurer  September 1990      Massachusetts Financial Services
(born 6/12/60)                                                            Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by share- holders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741             225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                            Ernst & Young LLP
500 Boylston Street, Boston, MA                        200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Barnaby Wiener

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $44,659,751 as capital gain dividends paid during the fiscal year.

Income derived from foreign sources was $20,205,348. The fund intends to pass through foreign tax credits of $1,172,659 for the fiscal year.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O.Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
Shareholders                              Boston, MA 02116-3741
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
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M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(A) THROUGH 4(D) AND 4(G):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP ("E&Y") to serve in the same capacity to certain other series of the Registrant (the series referred to collectively as the "Funds" and singularly as a "Fund"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended May 31, 2007 and 2006, audit fees billed to the Funds by Deloitte and E&Y were as follows:

                                                                Audit Fees
       FEES BILLED BY DELOITTE:                          2007           2006
                                                         ----           ----
         MFS International Diversification Fund        37,064         33,205

                                                             AUDIT FEES
         FEES BILLED BY E&Y:                             2007           2006
                                                         ----           ----
         MFS Aggressive Growth Allocation Fund         25,030         22,930
         MFS Conservative Allocation Fund              25,030         22,930
         MFS Emerging Markets Equity Fund              41,705         38,420
         MFS Growth Allocation Fund                    25,030         22,930
         MFS International Growth Fund                 42,240         38,420
         MFS International Value Fund                  42,240         38,420
         MFS Moderate Allocation Fund                  25,030         22,930
                                                       ------         ------
         TOTAL                                        226,305        206,980

For the fiscal years ended May 31, 2007 and 2006, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                        Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
FEES BILLED BY DELOITTE:               2007           2006           2007          2006           2007           2006
                                       ----           ----           ----          ----           ----           ----
  To MFS International                    0              0           6,586          8,950           379           535
  Diversification Fund

  To MFS and MFS Related               732,225       1,042,525         0              0           613,179       444,001
  Entities of MFS
  International
  Diversification Fund*

AGGREGATE FEES FOR NON-AUDIT SERVICES:
                                              2007                         2006
                                              ----                         ----
  To MFS International                     1,499,947                    1,616,901
  Diversification Fund, MFS
  and MFS Related Entities#


                                    Audit-Related Fees(2)              Tax Fees(2)               All Other Fees(4)
  FEES BILLED BY E&Y:                2007           2006           2007          2006           2007           2006
                                     ----           ----           ----          ----           ----           ----
  To MFS Aggressive                   0              0           5,427          6,880            0            144
  Growth Allocation Fund
  To MFS Conservative                 0              0           5,427          6,880            0            144
  Allocation Fund
  To MFS Emerging                     0              0           8,995         10,265            0            144
  Markets Equity Fund
  To MFS Growth                       0              0           5,427          6,880            0            144
  Allocation Fund
  MFS International Growth Fund       0              0           8,995         10,265            0            144
  MFS International Value Fund        0              0           8,995         10,265            0            144
  MFS Moderate Allocation Fund        0              0           5,427          6,880            0            144
                                    ---            ---           -----          -----          ---
TOTAL FEES BILLED BY E&Y              0              0           48,693        58,315            0           1,008
  TO ABOVE FUNDS

  To MFS and MFS Related              0              0             0           15,500            0          316,599
  Entities of MFS
  Aggressive Growth
  Allocation Fund*
  To MFS and MFS Related              0              0             0           15,500            0          316,599
  Entities of MFS
  Conservative
  Allocation Fund*
  To MFS and MFS Related              0              0             0           15,500            0          316,599
  Entities of MFS Emerging
  Markets Equity Fund*
  To MFS and MFS Related              0              0             0           15,500            0          316,599
  Entities of MFS Growth
  Allocation Fund*
  To MFS and MFS Related              0              0             0           15,500            0          316,599
  Entities of MFS
   International Growth Fund*
  To MFS and MFS Related              0              0             0           15,500            0          316,599
  Entities of MFS
  International Value Fund*
  To MFS and MFS Related              0              0             0           15,500            0          316,599
  Entities of MFS Moderate
  Allocation Fund*

AGGREGATE FEES FOR NON-AUDIT SERVICES:
                                         2007                         2006
                                         ----                         ----
  To MFS Aggressive Growth            119,859                      407,153
  Allocation Fund, MFS and
  MFS Related Entities#

  To MFS Conservative                 119,859                      407,153
  Allocation Fund, MFS
  and MFS Related Entities#

  To MFS Emerging
  Markets Equity Fund,                123,427                      410,538
  MFS and MFS Related
  Entities#
  To MFS Growth
  Allocation Fund, MFS                119,859                      407,153
  and MFS Related Entities#
  To MFS International
  Growth Fund, MFS and                123,427                      410,538
  MFS Related Entities#
  To MFS International
  Value Fund, MFS and                 123,427                      410,538
  MFS Related Entities#
  To MFS Moderate
  Allocation Fund, MFS                119,859                      407,153
  and MFS Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by Deloitte and E&Y, for non-audit services rendered to the
    Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under
    "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, review of internal controls and review of
    Rule 38a-1 compliance program.
(4) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for the subscription to tax treatise and for services related to analysis of fund administrative expenses, compliance program and records management projects.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: July 11, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: July 11, 2007
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 11, 2007
      -------------


* Print name and title of each signing officer under his or her signature.